The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (12.6%)
	Activision Blizzard, Inc.	71,135	$5,877,885
	AT&T, Inc.	26,929,928	796,587,270
#	CenturyLink, Inc.	7,137,100	68,873,015
# *	Charter Communications, Inc., Class A	909,786	527,675,880
	Comcast Corp., Class A	18,885,857	808,314,680
# *	Discovery, Inc., Class A	1,025,284	21,633,492
*	Discovery, Inc., Class C	1,502,102	28,464,833
*	DISH Network Corp., Class A	631,400	20,274,254
#	Fox Corp., Class A	827,381	21,321,608
*	Fox Corp., Class B	322,091	8,300,285
*	GCI Liberty, Inc., Class A	59,566	4,669,379
	Interpublic Group of Cos., Inc. (The)	601,891	10,864,132
*	Liberty Broadband Corp., Class A	27,366	3,694,684
*	Liberty Broadband Corp., Class C	180,560	24,785,471
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,299,808
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	2,784,237
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	5,466,413
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	12,544,475
*	Madison Square Garden Entertainment Corp.	12,866	911,685
#	News Corp., Class A	527,829	6,713,985
	News Corp., Class B	64,856	827,563
# *	T-Mobile US, Inc.	1,358,407	145,865,744
	Verizon Communications, Inc.	1,214,585	69,814,346
#	ViacomCBS, Inc., Class A	2,909	80,696
#	ViacomCBS, Inc., Class B	1,165,067	30,373,297
	Walt Disney Co. (The)	2,613,887	305,667,946
# *	Zillow Group, Inc., Class C	6,600	451,374
TOTAL COMMUNICATION SERVICES			2,934,138,437
CONSUMER DISCRETIONARY — (6.4%)
	Advance Auto Parts, Inc.	261,735	39,296,893
	Aptiv P.L.C.	15,300	1,189,575
	Aramark	1,080,639	22,823,096
#	Autoliv, Inc.	418,017	27,183,645
#	BorgWarner, Inc.	1,108,515	40,571,649
*	Capri Holdings, Ltd.	24,034	360,029
# *	CarMax, Inc.	284,876	27,624,426
#	Carnival Corp.	1,353,266	18,783,332
*	Dollar Tree, Inc.	461,675	43,097,361
	DR Horton, Inc.	3,077,410	203,601,446
	Ford Motor Co.	14,521,936	95,989,997
#	Gap, Inc. (The)	942,706	12,603,979
	Garmin, Ltd.	539,936	53,232,290
	General Motors Co.	5,911,367	147,133,925
	Gentex Corp.	1,388,344	37,471,404
	Genuine Parts Co.	729	65,719
#	Harley-Davidson, Inc.	351,262	9,143,350
	Hasbro, Inc.	6,000	436,560
#	Hyatt Hotels Corp., Class A	139,548	6,698,304
#	Kohl's Corp.	522,185	9,942,402
	Lear Corp.	355,345	39,222,981
	Lennar Corp., Class A	980,125	70,912,044
	Lennar Corp., Class B	37,985	2,046,252

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	LKQ Corp.	1,710,474	$48,218,262
#	MGM Resorts International	2,363,685	38,031,692
*	Mohawk Industries, Inc.	568,842	45,422,034
	Newell Brands, Inc.	402,281	6,597,408
# *	Norwegian Cruise Line Holdings, Ltd.	89,903	1,226,277
	PulteGroup, Inc.	2,391,049	104,249,736
#	PVH Corp.	349,863	17,024,334
*	Qurate Retail, Inc., Class A	63,525	693,058
#	Ralph Lauren Corp.	286,598	20,434,437
#	Royal Caribbean Cruises, Ltd.	1,048,437	51,069,366
# *	Skechers U.S.A., Inc., Class A	31,900	934,032
	Tapestry, Inc.	357,469	4,775,786
	Target Corp.	1,224,594	154,151,893
	Tiffany & Co.	56,092	7,031,693
#	Toll Brothers, Inc.	212,428	8,114,750
# *	Veoneer, Inc.	289,615	2,910,631
#	Whirlpool Corp.	493,880	80,561,706
TOTAL CONSUMER DISCRETIONARY			1,500,877,754
CONSUMER STAPLES — (5.2%)
	Archer-Daniels-Midland Co.	1,090,428	46,703,031
	Bunge, Ltd.	587,605	25,525,561
	Conagra Brands, Inc.	578,611	21,668,982
	Constellation Brands, Inc., Class A	213,898	38,116,624
#	Coty, Inc., Class A	164,915	611,835
	Ingredion, Inc.	246,558	21,327,267
#	JM Smucker Co. (The)	864,361	94,517,875
	Kraft Heinz Co. (The)	974,551	33,505,064
	Kroger Co. (The)	2,823,877	98,242,681
#	Molson Coors Beverage Co., Class B	612,291	22,973,158
	Mondelez International, Inc., Class A	3,331,133	184,844,570
# *	Pilgrim's Pride Corp.	6,211	95,339
# *	Post Holdings, Inc.	411,384	36,506,216
	Seaboard Corp.	13	35,142
	Tyson Foods, Inc., Class A	1,708,709	105,000,168
*	US Foods Holding Corp.	1,072,390	21,769,517
	Walgreens Boots Alliance, Inc.	3,325,385	135,376,423
	Walmart, Inc.	2,536,159	328,178,975
TOTAL CONSUMER STAPLES			1,214,998,428
ENERGY — (8.2%)
	Apache Corp.	202,847	3,113,702
#	Baker Hughes Co.	820,593	12,710,986
	Cabot Oil & Gas Corp.	91,300	1,707,310
	Chevron Corp.	6,075,451	509,973,357
	Cimarex Energy Co.	11,916	291,465
	Concho Resources, Inc.	714,804	37,555,802
	ConocoPhillips	5,038,126	188,375,531
	Devon Energy Corp.	41,490	435,230
	Diamondback Energy, Inc.	218,522	8,710,287
	EOG Resources, Inc.	509,074	23,850,117
	Exxon Mobil Corp.	11,758,838	494,811,903
	Halliburton Co.	750,288	10,751,627
#	Hess Corp.	1,028,671	50,620,900
	HollyFrontier Corp.	1,099,626	30,239,715
	Kinder Morgan, Inc.	4,363,116	61,519,936
	Marathon Oil Corp.	420,347	2,307,705
	Marathon Petroleum Corp.	3,035,515	115,956,673

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	National Oilwell Varco, Inc.	901,904	$10,380,915
#	Noble Energy, Inc.	828,656	8,278,273
#	Occidental Petroleum Corp.	3,385,945	53,294,774
	Parsley Energy, Inc., Class A	89,221	979,647
	Phillips 66	1,052,663	65,286,159
	Pioneer Natural Resources Co.	473,851	45,925,639
	Schlumberger, Ltd.	1,730,153	31,384,975
	Targa Resources Corp.	435,529	7,961,470
	TechnipFMC P.L.C.	1,010,948	8,117,912
	Valero Energy Corp.	2,213,039	124,439,183
	Williams Cos., Inc. (The)	292,944	5,604,019
TOTAL ENERGY			1,914,585,212
FINANCIALS — (19.4%)
	Aflac, Inc.	1,555,653	55,334,577
	Alleghany Corp.	33,873	17,692,545
	Allstate Corp. (The)	792,190	74,774,814
	Ally Financial, Inc.	3,013,089	60,563,089
	American Financial Group, Inc.	352,608	21,427,988
	American International Group, Inc.	1,399,338	44,974,723
*	Arch Capital Group, Ltd.	522,976	16,081,512
	Assurant, Inc.	226,026	24,291,014
*	Athene Holding, Ltd., Class A	122,622	3,954,560
	Axis Capital Holdings, Ltd.	76,336	3,062,600
	Bank of America Corp.	13,423,467	333,975,859
	Bank of New York Mellon Corp. (The)	3,570,549	128,004,182
*	Berkshire Hathaway, Inc., Class B	2,608,006	510,595,415
#	BOK Financial Corp.	6,114	340,550
	Capital One Financial Corp.	1,998,252	127,488,478
	Charles Schwab Corp. (The)	3,700	122,655
	Chubb, Ltd.	590,560	75,142,854
	Citigroup, Inc.	6,552,514	327,691,225
	Citizens Financial Group, Inc.	912,076	22,628,606
	CNA Financial Corp.	188,355	6,272,222
	Comerica, Inc.	155,103	5,974,568
	E*TRADE Financial Corp.	64,016	3,250,092
	East West Bancorp, Inc.	105,524	3,657,462
	Equitable Holdings, Inc.	1,600	32,736
	Everest Re Group, Ltd.	128,591	28,134,425
	Fifth Third Bancorp	4,741,899	94,174,114
#	Franklin Resources, Inc.	47,772	1,005,601
	Goldman Sachs Group, Inc. (The)	1,174,999	232,602,802
	Hartford Financial Services Group, Inc. (The)	2,308,918	97,713,410
	Huntington Bancshares, Inc.	6,621,934	61,385,328
#	Invesco, Ltd.	87,616	879,665
	Jefferies Financial Group, Inc.	303,442	4,915,760
	JPMorgan Chase & Co.	6,441,066	622,464,618
	KeyCorp	4,139,762	49,718,542
#	Lincoln National Corp.	716,472	26,702,911
	Loews Corp.	1,036,913	37,754,002
	M&T Bank Corp.	159,324	16,880,378
*	Markel Corp.	299	312,317
	MetLife, Inc.	1,663,754	62,973,089
	Morgan Stanley	4,682,439	228,877,618
#	New York Community Bancorp, Inc.	866,415	9,123,350
	Northern Trust Corp.	7,507	588,173
	Old Republic International Corp.	816,263	13,117,346
#	People's United Financial, Inc.	396,896	4,282,508
	PNC Financial Services Group, Inc. (The)	1,281,228	136,668,591

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Principal Financial Group, Inc.	1,684,917	$71,491,028
#	Prosperity Bancshares, Inc.	47,592	2,644,212
	Prudential Financial, Inc.	751,138	47,599,615
	Regions Financial Corp.	6,114,973	66,408,607
	Reinsurance Group of America, Inc.	221,354	18,870,429
	RenaissanceRe Holdings, Ltd.	112,797	20,346,323
#	Santander Consumer USA Holdings, Inc.	811,033	14,890,566
	Signature Bank	400	41,012
	State Street Corp.	412,299	26,300,553
	Synchrony Financial	1,129,706	25,000,394
	Synovus Financial Corp.	149,872	3,019,921
	TCF Financial Corp.	136,600	3,755,134
	Travelers Cos., Inc. (The)	1,137,532	130,156,411
	Truist Financial Corp.	3,398,217	127,297,209
	U.S. Bancorp.	657,735	24,230,957
#	Unum Group	780,133	13,441,692
#	Voya Financial, Inc.	184,436	9,111,138
	Wells Fargo & Co.	12,295,996	298,300,863
	WR Berkley Corp.	260,023	16,056,420
#	Zions Bancorp NA	923,809	29,996,078
TOTAL FINANCIALS			4,546,567,436
HEALTH CARE — (18.5%)
	Abbott Laboratories	443,906	44,674,700
	AbbVie, Inc.	244,848	23,238,524
*	Alexion Pharmaceuticals, Inc.	241,257	24,726,430
	Anthem, Inc.	1,268,678	347,364,036
	Becton Dickinson and Co.	110,080	30,969,907
*	Biogen, Inc.	219,404	60,268,085
*	Bio-Rad Laboratories, Inc., Class A	28,257	14,831,817
*	Boston Scientific Corp.	2,600	100,282
	Bristol-Myers Squibb Co.	2,042,932	119,838,391
	Cardinal Health, Inc.	694,742	37,946,808
*	Centene Corp.	1,669,431	108,930,373
# *	Change Healthcare, Inc.	1,125,378	13,121,907
*	Cigna Corp.	1,532,809	264,700,786
	CVS Health Corp.	5,447,574	342,870,308
	Danaher Corp.	1,567,775	319,512,545
*	DaVita, Inc.	1,056,329	92,312,591
#	DENTSPLY SIRONA, Inc.	248,765	11,094,919
*	Elanco Animal Health, Inc.	77,428	1,829,624
#	Envista Holdings Corp.	660,746	14,450,515
	Gilead Sciences, Inc.	2,830	196,770
# *	Henry Schein, Inc.	212,081	14,576,327
	Humana, Inc.	519,080	203,712,946
*	IQVIA Holdings, Inc.	253,116	40,091,043
*	Jazz Pharmaceuticals P.L.C.	216,273	23,411,552
*	Laboratory Corp. of America Holdings	761,302	146,870,382
	McKesson Corp.	566,778	85,107,384
	Medtronic P.L.C.	3,238,628	312,462,829
# *	Mylan NV	3,258,350	52,492,019
	PerkinElmer, Inc.	110,802	13,175,466
	Perrigo Co. P.L.C.	386,545	20,494,616
	Pfizer, Inc.	22,211,961	854,716,259
	Quest Diagnostics, Inc.	975,068	123,901,891
	STERIS P.L.C.	209,661	33,468,185
# *	Syneos Health, Inc.	13,705	855,055
	Thermo Fisher Scientific, Inc.	1,048,159	433,885,418
*	United Therapeutics Corp.	2,261	252,034

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	543,070	$59,683,393
	Zimmer Biomet Holdings, Inc.	323,050	43,566,523
TOTAL HEALTH CARE			4,335,702,640
INDUSTRIALS — (11.2%)
*	AECOM	520,350	18,831,466
	AGCO Corp.	298,921	19,618,185
	Alaska Air Group, Inc.	384,393	13,238,495
	AMERCO	84,734	26,922,534
	AMETEK, Inc.	142,769	13,313,209
	Arcosa, Inc.	75,409	3,183,768
	Carlisle Cos., Inc.	361,400	43,035,512
	Carrier Global Corp.	2,467,746	67,221,401
	Cummins, Inc.	404,064	78,089,409
	Deere & Co.	52,188	9,201,266
	Delta Air Lines, Inc.	2,880,182	71,918,144
	Dover Corp.	415,802	42,798,500
	Eaton Corp. P.L.C.	1,805,121	168,110,919
	Emerson Electric Co.	244,394	15,154,872
	FedEx Corp.	1,023,792	172,406,573
#	Fluor Corp.	363	3,699
	Fortive Corp.	173,059	12,147,011
	Fortune Brands Home & Security, Inc.	523,155	40,021,357
	General Dynamics Corp.	176,807	25,944,659
	General Electric Co.	4,452,594	27,027,246
	Howmet Aerospace, Inc.	2,019,433	29,847,220
	Hubbell, Inc.	28,196	3,805,614
# *	Ingersoll Rand, Inc.	796,624	25,165,352
	Jacobs Engineering Group, Inc.	415,660	35,476,581
# *	JetBlue Airways Corp.	1,384,948	14,320,362
	Johnson Controls International P.L.C.	1,635,287	62,925,844
	Kansas City Southern	681,598	117,132,616
	L3Harris Technologies, Inc.	22,363	3,764,364
	ManpowerGroup, Inc.	242,804	16,702,487
	Nielsen Holdings P.L.C.	1,284,634	18,537,269
	Norfolk Southern Corp.	1,352,330	259,931,349
	nVent Electric P.L.C.	13,164	239,058
	Oshkosh Corp.	293,830	23,130,298
	Otis Worldwide Corp.	1,233,873	77,413,192
	Owens Corning	524,106	31,692,690
	PACCAR, Inc.	769,837	65,497,732
	Parker-Hannifin Corp.	122,331	21,887,462
	Pentair P.L.C.	1,025,620	43,947,817
	Quanta Services, Inc.	653,713	26,128,909
	Raytheon Technologies Corp.	2,538,848	143,901,905
	Republic Services, Inc.	1,841,927	160,708,131
*	Sensata Technologies Holding P.L.C.	638,984	24,268,612
#	Snap-on, Inc.	315,643	46,042,844
	Southwest Airlines Co.	1,540,288	47,579,496
	Stanley Black & Decker, Inc.	772,699	118,470,211
	Textron, Inc.	1,940,539	67,802,433
	Trane Technologies P.L.C.	841,117	94,095,759
*	United Airlines Holdings, Inc.	1,825,283	57,277,381
# *	United Rentals, Inc.	235,205	36,543,801
	Westinghouse Air Brake Technologies Corp.	306,885	19,085,178
# *	XPO Logistics, Inc.	847,283	63,563,171
TOTAL INDUSTRIALS			2,625,073,363

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (10.5%)
# *	Akamai Technologies, Inc.	37,876	$4,258,778
	Amdocs, Ltd.	723,158	44,908,112
	Analog Devices, Inc.	610,645	70,132,578
*	Arrow Electronics, Inc.	476,297	34,112,391
	Avnet, Inc.	5,178	138,356
*	CACI International, Inc., Class A	4,400	914,408
#	Cerence, Inc.	658	26,096
*	Ciena Corp.	75,200	4,475,152
	Cognizant Technology Solutions Corp., Class A	401,043	27,399,258
#	Corning, Inc.	3,942,053	122,203,643
	Dolby Laboratories, Inc., Class A	16,857	1,173,247
	DXC Technology Co.	1,024,395	18,346,915
	Fidelity National Information Services, Inc.	1,262,868	184,770,217
*	Fiserv, Inc.	372,387	37,160,499
*	Flex, Ltd.	1,342,960	15,430,610
	Global Payments, Inc.	230,621	41,055,150
	Hewlett Packard Enterprise Co.	8,088,422	79,832,725
	HP, Inc.	9,390,456	165,084,217
	Intel Corp.	17,012,355	811,999,704
# *	IPG Photonics Corp.	2,234	399,908
	Jabil, Inc.	219,735	7,659,962
	Juniper Networks, Inc.	1,224,710	31,083,140
	Lam Research Corp.	71,254	26,874,159
	Leidos Holdings, Inc.	739,121	70,334,754
	Marvell Technology Group, Ltd.	1,122,782	40,947,860
#	Microchip Technology, Inc.	36,436	3,706,634
*	Micron Technology, Inc.	5,140,431	257,304,274
# *	Nuance Communications, Inc.	4,368	119,465
*	ON Semiconductor Corp.	2,100,656	43,273,514
*	Qorvo, Inc.	509,820	65,333,433
	Skyworks Solutions, Inc.	384,886	56,031,704
	SS&C Technologies Holdings, Inc.	269,164	15,476,930
#	SYNNEX Corp.	84,757	10,572,588
	TE Connectivity, Ltd.	993,685	88,507,523
	Western Digital Corp.	1,141,714	49,207,873
*	Xerox Holdings Corp.	1,739,519	28,962,991
TOTAL INFORMATION TECHNOLOGY			2,459,218,768
MATERIALS — (5.9%)
	Air Products & Chemicals, Inc.	380,605	109,092,811
#	Albemarle Corp.	584,580	48,204,467
# *	Amcor, P.L.C.	583,530	6,010,359
# *	Arconic Corp.	504,858	8,224,137
	Ball Corp.	644	47,418
	Celanese Corp.	48,836	4,746,859
	CF Industries Holdings, Inc.	1,284,847	40,254,256
*	Corteva, Inc.	1,044,893	29,842,144
*	Dow, Inc.	1,432,858	58,833,149
	DuPont de Nemours, Inc.	1,044,893	55,880,878
	Eastman Chemical Co.	1,058,943	79,028,916
	Freeport-McMoRan, Inc.	5,353,048	69,161,380
	Huntsman Corp.	314,029	5,809,536
#	International Flavors & Fragrances, Inc.	36,015	4,536,089
	International Paper Co.	2,100,745	73,084,919
	Linde P.L.C.	728,911	178,663,375
	LyondellBasell Industries NV, Class A	641,266	40,091,950
	Martin Marietta Materials, Inc.	262,681	54,422,250
	Mosaic Co. (The)	646,659	8,710,497
	Newmont Corp.	1,822,997	126,151,392

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Nucor Corp.	2,518,486	$105,650,488
#	Packaging Corp. of America	104,846	10,077,798
	PPG Industries, Inc.	9,531	1,026,012
	Reliance Steel & Aluminum Co.	459,415	45,142,118
	Royal Gold, Inc.	120,393	16,846,592
	Sonoco Products Co.	172,782	8,939,741
	Steel Dynamics, Inc.	1,698,064	46,543,934
	Valvoline, Inc.	1,033,732	21,212,181
	Vulcan Materials Co.	532,317	62,504,662
#	Westlake Chemical Corp.	372,164	20,282,938
	WestRock Co.	1,131,953	30,404,258
TOTAL MATERIALS			1,369,427,504
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	742,520	32,529,801
*	Howard Hughes Corp. (The)	4,513	240,046
	Jones Lang LaSalle, Inc.	298,638	29,538,285
TOTAL REAL ESTATE			62,308,132
UTILITIES — (0.3%)
	MDU Resources Group, Inc.	248,941	5,222,782
	NRG Energy, Inc.	1,171,828	39,619,505
	Vistra Corp.	1,084,247	20,232,049
TOTAL UTILITIES			65,074,336
TOTAL COMMON STOCKS			23,027,972,010
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*	Occidental Petroleum Corp. 08/03/2027	423,243	2,370,162
TOTAL INVESTMENT SECURITIES (Cost $18,704,968,970)			23,030,342,172

TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	99,349,112	99,349,112
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	21,190,866	245,199,506
TOTAL INVESTMENTS — (100.0%)
(Cost $19,049,477,628)^^			$23,374,890,790

P.L.C.	Public Limited Company

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The U.S. Large Cap Value Series
CONTINUED
As of July 31, 2020, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,024	09/18/20	$155,224,876	$167,091,200	$11,866,324
Total Futures Contracts			$155,224,876	$167,091,200	$11,866,324
Summary of the Series' investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,934,138,437	—	—	$2,934,138,437
Consumer Discretionary	1,500,877,754	—	—	1,500,877,754
Consumer Staples	1,214,998,428	—	—	1,214,998,428
Energy	1,914,585,212	—	—	1,914,585,212
Financials	4,546,567,436	—	—	4,546,567,436
Health Care	4,335,702,640	—	—	4,335,702,640
Industrials	2,625,073,363	—	—	2,625,073,363
Information Technology	2,459,218,768	—	—	2,459,218,768
Materials	1,369,427,504	—	—	1,369,427,504
Real Estate	62,308,132	—	—	62,308,132
Utilities	65,074,336	—	—	65,074,336
Rights/Warrants
Energy	—	$2,370,162	—	2,370,162
Temporary Cash Investments	99,349,112	—	—	99,349,112
Securities Lending Collateral	—	245,199,506	—	245,199,506
Futures Contracts**	11,866,324	—	—	11,866,324
TOTAL	$23,139,187,446	$247,569,668	—	$23,386,757,114
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.2%)
AUSTRALIA — (5.8%)
*	AMP, Ltd.	7,139,150	$7,428,306
	Aurizon Holdings, Ltd.	1,818,522	5,799,173
	Australia & New Zealand Banking Group, Ltd.	7,157,003	90,898,890
#	Bendigo & Adelaide Bank, Ltd.	1,864,815	9,154,663
	BlueScope Steel, Ltd.	3,397,511	27,171,192
	Boral, Ltd.	4,276,326	10,939,156
	Cleanaway Waste Management, Ltd.	214,238	317,858
	Crown Resorts, Ltd.	143,373	916,618
	Downer EDI, Ltd.	258,579	756,139
	Fortescue Metals Group, Ltd.	4,154,718	51,714,636
#	Harvey Norman Holdings, Ltd.	2,695,782	7,126,651
	Incitec Pivot, Ltd.	6,817,226	8,935,932
	Lendlease Corp., Ltd.	1,673,113	13,591,653
	National Australia Bank, Ltd.	6,504,106	81,197,756
	Newcrest Mining, Ltd.	593,653	15,123,786
#	Oil Search, Ltd.	3,372,770	6,961,394
	Origin Energy, Ltd.	3,985,331	15,259,342
	QBE Insurance Group, Ltd.	1,262,721	8,843,431
	Qube Holdings, Ltd.	85,513	165,236
	Santos, Ltd.	7,088,455	26,477,565
#	Seven Group Holdings, Ltd.	21,126	255,628
#	South32, Ltd.	16,280,864	23,904,225
	Suncorp Group, Ltd.	3,668,708	22,407,789
	Tabcorp Holdings, Ltd.	4,801,883	12,143,109
	Westpac Banking Corp.	7,945,749	95,418,654
	Woodside Petroleum, Ltd.	2,572,203	36,592,512
	Worley, Ltd.	703,009	4,079,284
TOTAL AUSTRALIA			583,580,578
AUSTRIA — (0.0%)
*	Erste Group Bank AG	4,899	109,655
	Raiffeisen Bank International AG	244,387	4,203,911
TOTAL AUSTRIA			4,313,566
BELGIUM — (0.8%)
	Ageas SA	402,474	15,067,037
	KBC Group NV	565,642	32,250,848
#	Solvay SA	258,796	20,085,980
	UCB SA	139,742	17,955,695
TOTAL BELGIUM			85,359,560
CANADA — (8.2%)
#	AltaGas, Ltd.	64,783	811,571
#	Bank of Montreal	346,983	18,983,101
#	Bank of Montreal	1,441,562	80,035,522
#	Bank of Nova Scotia (The)	393,026	16,141,222
	Bank of Nova Scotia (The)	1,681,875	69,158,700
	Barrick Gold Corp.	346,186	10,004,748
	Barrick Gold Corp.	605,141	17,494,626
#	Cameco Corp.	441,393	4,488,240
#	Cameco Corp.	571,821	5,809,701
#	Canadian Imperial Bank of Commerce	811,294	56,165,809
	Canadian Imperial Bank of Commerce	248,491	17,232,851
	Canadian Natural Resources, Ltd.	511,528	9,024,157

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Natural Resources, Ltd.	3,417,479	$60,352,679
# *	Canopy Growth Corp.	29,400	537,432
#	Cenovus Energy, Inc.	2,110,053	9,410,836
	Fairfax Financial Holdings, Ltd.	97,836	30,654,233
	First Quantum Minerals, Ltd.	1,762,535	14,895,587
	Genworth MI Canada, Inc.	69,674	1,726,440
	Great-West Lifeco, Inc.	383,257	6,775,561
	Husky Energy, Inc.	1,238,588	3,985,452
	iA Financial Corp., Inc.	573,199	20,125,834
#	Imperial Oil, Ltd.	208,007	3,253,385
#	Imperial Oil, Ltd.	499,213	7,802,699
*	Kinross Gold Corp.	6,255,668	58,379,074
	Lundin Mining Corp.	3,127,964	17,514,450
	Magna International, Inc.	12,386	572,487
	Magna International, Inc.	1,443,051	66,625,665
#	Manulife Financial Corp.	1,542,260	20,667,861
#	Manulife Financial Corp.	1,671,414	22,430,376
	Nutrien, Ltd.	3,682	119,907
	Nutrien, Ltd.	1,107,517	36,093,973
#	Onex Corp.	26,937	1,197,379
	Pembina Pipeline Corp.	92,464	2,250,574
#	Sun Life Financial, Inc.	23,420	912,881
	Sun Life Financial, Inc.	334,277	13,026,775
	Suncor Energy, Inc.	3,183,710	50,080,839
	Suncor Energy, Inc.	1,502,973	23,686,854
	Teck Resources, Ltd., Class B	1,005,852	10,190,311
	Teck Resources, Ltd., Class B	1,867,648	18,919,274
	TMX Group, Ltd.	14,040	1,435,184
	Yamana Gold, Inc.	1,314,141	8,555,058
TOTAL CANADA			817,529,308
DENMARK — (2.7%)
	AP Moller - Maersk A.S., Class A	3,625	4,303,753
	AP Moller - Maersk A.S., Class B	3,509	4,517,599
	Carlsberg A.S., Class B	288,439	42,599,413
*	Danske Bank A.S.	884,653	14,327,773
# *	Demant A.S.	187,775	5,829,052
	DSV Panalpina A.S.	281,831	38,564,477
*	Genmab A.S.	58,472	20,126,438
	GN Store Nord A.S.	103,697	6,376,845
	H Lundbeck A.S.	236,230	8,612,965
	Novozymes A.S., Class B	204,244	12,217,734
	Rockwool International A.S., Class B	22,552	7,275,575
	Tryg A.S.	125,159	3,682,952
#	Vestas Wind Systems A.S.	774,838	99,322,580
TOTAL DENMARK			267,757,156
FINLAND — (0.9%)
#	Fortum Oyj	720,447	14,622,758
	Nokia Oyj	235,112	1,128,566
*	Nordea Bank Abp	3,874,650	29,928,114
	Stora Enso Oyj, Class R	1,165,514	14,617,537
	UPM-Kymmene Oyj	1,235,120	32,969,894
TOTAL FINLAND			93,266,869
FRANCE — (9.7%)
*	Amundi SA	15,838	1,204,993
	Arkema SA	237,138	24,670,688

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
# *	Atos SE	212,422	$18,164,018
#	AXA SA	2,595,269	52,070,668
*	BNP Paribas SA	1,948,140	78,595,286
	Bollore SA	1,717,699	5,763,477
*	Bouygues SA	1,023,747	36,165,475
	Capgemini SE	108,211	14,034,358
	Carrefour SA	2,495,917	39,667,408
*	Casino Guichard Perrachon SA	12,871	356,771
*	Cie de Saint-Gobain	2,006,077	74,214,886
	Cie Generale des Etablissements Michelin SCA	664,554	68,825,254
*	CNP Assurances	573,388	6,964,309
*	Credit Agricole SA	1,053,519	10,140,915
*	Eiffage SA	86,999	7,603,094
	Electricite de France SA	1,705,570	17,271,571
*	Engie SA	2,838,450	37,811,459
# *	EssilorLuxottica SA	33,861	4,510,115
#	Iliad SA	3,398	664,552
*	Natixis SA	2,753,146	6,734,170
	Orange SA	5,978,647	70,075,003
*	Peugeot SA	3,133,702	50,373,374
	Publicis Groupe SA	301,595	9,643,818
# *	Renault SA	673,493	16,005,720
	Sanofi	12,712	1,334,723
*	SCOR SE	194,661	5,009,985
	SES SA	107,379	759,561
*	Societe Generale SA	1,959,974	30,174,421
	Total SE	6,874,996	260,175,271
	Valeo SA	751,932	19,296,360
	Vivendi SA	174,420	4,628,482
TOTAL FRANCE			972,910,185
GERMANY — (6.4%)
	Allianz SE	355,318	73,719,338
	BASF SE	1,039,248	57,331,218
	Bayer AG	1,091,722	72,526,919
	Bayerische Motoren Werke AG	1,138,372	72,799,404
# *	Commerzbank AG	2,569,427	13,204,677
	Continental AG	299,004	28,883,414
	Covestro AG	355,938	13,813,028
	Daimler AG	3,237,994	141,578,093
# *	Deutsche Bank AG	1,938,873	17,435,274
*	Deutsche Bank AG	1,679,248	14,978,892
# *	Deutsche Lufthansa AG	1,078,571	9,462,802
	Evonik Industries AG	444,408	12,006,221
#	Hapag-Lloyd AG	25,653	1,412,408
	HeidelbergCement AG	448,245	24,875,540
	METRO AG	335,254	3,058,650
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,147	834,186
	RWE AG	669,183	25,224,430
*	Talanx AG	162,600	5,919,206
	Telefonica Deutschland Holding AG	3,595,005	9,809,187
	Uniper SE	671,571	23,184,739
# *	Volkswagen AG	125,075	19,473,206
TOTAL GERMANY			641,530,832
HONG KONG — (2.7%)
	Bank of East Asia, Ltd. (The)	168,325	383,359
	BOC Aviation, Ltd.	647,400	3,747,447

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	BOC Hong Kong Holdings, Ltd.	3,412,500	$9,514,242
#	Cathay Pacific Airways, Ltd.	5,830,000	3,936,411
	CK Asset Holdings, Ltd.	4,411,000	24,492,820
	CK Hutchison Holdings, Ltd.	7,657,984	50,005,074
#	CK Infrastructure Holdings, Ltd.	380,500	1,984,153
	Guoco Group, Ltd.	9,000	122,596
	Hang Lung Group, Ltd.	389,000	941,380
	Hang Lung Properties, Ltd.	5,009,000	12,288,879
	Henderson Land Development Co., Ltd.	2,256,485	8,444,970
	Kerry Properties, Ltd.	2,588,500	6,159,602
#	MTR Corp., Ltd.	2,070,933	10,291,793
#	New World Development Co., Ltd.	5,099,042	24,897,454
	NWS Holdings, Ltd.	1,045,397	810,331
	Shangri-La Asia, Ltd.	218,000	157,735
	Sino Land Co., Ltd.	8,949,867	10,844,427
	SJM Holdings, Ltd.	5,394,000	6,086,380
	Sun Hung Kai Properties, Ltd.	3,845,920	46,773,274
	Swire Pacific, Ltd., Class A	2,119,000	10,434,289
	Swire Pacific, Ltd., Class B	2,855,000	2,528,635
	WH Group, Ltd.	15,841,500	14,101,423
	Wharf Holdings, Ltd. (The)	5,098,990	8,662,789
	Wharf Real Estate Investment Co., Ltd.	2,720,000	9,620,250
	Xinyi Glass Holdings, Ltd.	626,000	918,436
TOTAL HONG KONG			268,148,149
IRELAND — (0.5%)
	CRH P.L.C.	293,793	10,696,567
	CRH P.L.C., Sponsored ADR	382,101	13,904,655
*	Flutter Entertainment P.L.C.	94,565	14,328,290
*	Flutter Entertainment P.L.C.	61,969	9,280,727
TOTAL IRELAND			48,210,239
ISRAEL — (0.4%)
	Bank Hapoalim BM	2,312,220	13,951,797
	Bank Leumi Le-Israel BM	1,853,048	9,393,808
	First International Bank Of Israel, Ltd.	55,509	1,277,313
	Isracard, Ltd.	134,977	312,092
	Israel Discount Bank, Ltd., Class A	2,621,812	8,061,036
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	857,720	9,898,089
TOTAL ISRAEL			42,894,135
ITALY — (1.9%)
	Eni SpA	3,780,702	33,677,762
*	Fiat Chrysler Automobiles NV	2,776,827	28,230,314
# *	Fiat Chrysler Automobiles NV	1,793,632	18,205,365
*	Intesa Sanpaolo SpA	19,844,993	40,450,935
	Mediobanca Banca di Credito Finanziario SpA	164,012	1,324,571
#	Telecom Italia SpA	63,812,045	25,879,323
	Telecom Italia SpA	5,233,685	2,103,845
	Telecom Italia SpA, Sponsored ADR	1,847,002	7,332,598
# *	UniCredit SpA	3,293,998	30,232,110
TOTAL ITALY			187,436,823
JAPAN — (21.6%)
	AEON Financial Service Co., Ltd.	15,000	113,262
	AGC, Inc.	895,500	25,173,291
	Air Water, Inc.	14,300	185,408

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aisin Seiki Co., Ltd.	609,000	$17,588,680
	Alfresa Holdings Corp.	151,400	3,100,271
	Alps Alpine Co., Ltd.	258,200	3,254,889
	Amada Co., Ltd.	907,100	6,096,099
	Aozora Bank, Ltd.	253,300	4,051,998
	Asahi Kasei Corp.	1,733,600	12,469,986
	Bank of Kyoto, Ltd. (The)	113,679	4,170,682
	Bridgestone Corp.	262,200	7,723,241
	Brother Industries, Ltd.	200,600	3,122,177
	Canon Marketing Japan, Inc.	153,000	2,886,626
	Canon, Inc.	15,300	246,215
	Chiba Bank, Ltd. (The)	1,064,000	4,875,077
	Chugoku Bank, Ltd. (The)	256,900	2,212,698
	Coca-Cola Bottlers Japan Holdings, Inc.	360,357	5,376,285
	Concordia Financial Group, Ltd.	2,530,100	7,502,152
	Credit Saison Co., Ltd.	393,600	3,685,188
	Dai Nippon Printing Co., Ltd.	521,600	11,332,182
	Daicel Corp.	1,087,400	7,271,987
	Daido Steel Co., Ltd.	21,500	606,452
	Dai-ichi Life Holdings, Inc.	1,214,647	14,328,452
#	Daio Paper Corp.	39,000	529,632
	Daiwa House Industry Co., Ltd.	42,700	942,270
	Daiwa Securities Group, Inc.	3,735,400	16,586,063
	DeNA Co., Ltd.	163,100	1,839,907
	Denka Co., Ltd.	234,800	5,646,688
	Denso Corp.	716,500	26,505,194
	Dentsu Group, Inc.	471,400	10,517,019
	DIC Corp.	361,500	8,702,982
	Dowa Holdings Co., Ltd.	189,000	5,546,464
	Ebara Corp.	278,900	6,625,279
	ENEOS Holdings, Inc.	8,813,803	30,906,569
	Fuji Media Holdings, Inc.	52,200	459,825
	FUJIFILM Holdings Corp.	54,400	2,432,906
	Fukuoka Financial Group, Inc.	386,600	5,622,543
	Fukuyama Transporting Co., Ltd.	50,893	1,765,723
	Furukawa Electric Co., Ltd.	60,800	1,454,777
	Fuyo General Lease Co., Ltd.	5,300	300,013
	Glory, Ltd.	90,200	1,966,219
	Hachijuni Bank, Ltd. (The)	622,531	2,312,719
	Hankyu Hanshin Holdings, Inc.	703,300	20,142,578
	Haseko Corp.	441,400	5,215,141
	Heiwa Corp.	173,900	2,913,631
	Hino Motors, Ltd.	185,100	1,067,346
	Hitachi Capital Corp.	199,000	4,786,949
	Hitachi Construction Machinery Co., Ltd.	9,200	266,598
	Hitachi Metals, Ltd.	560,600	7,317,625
	Hitachi, Ltd.	1,579,000	47,297,427
#	Honda Motor Co., Ltd., Sponsored ADR	26,040	634,074
	Honda Motor Co., Ltd.	4,590,300	111,910,843
	Ibiden Co., Ltd.	147,600	3,998,072
	Idemitsu Kosan Co., Ltd.	622,638	12,969,955
	IHI Corp.	236,700	2,950,651
	Iida Group Holdings Co., Ltd.	674,550	10,440,594
	Inpex Corp.	2,596,983	14,823,612
	Isetan Mitsukoshi Holdings, Ltd.	549,300	2,506,463
	Isuzu Motors, Ltd.	1,169,200	9,536,581
	ITOCHU Corp.	1,299,900	28,502,022
	Itoham Yonekyu Holdings, Inc.	196,800	1,187,401
	Iyo Bank, Ltd. (The)	492,300	2,912,580

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Izumi Co., Ltd.	3,900	$150,365
	J Front Retailing Co., Ltd.	1,025,800	5,931,954
	Japan Post Holdings Co., Ltd.	1,165,810	7,962,245
	JFE Holdings, Inc.	1,616,595	10,611,146
	JGC Holdings Corp.	257,700	2,607,423
	JSR Corp.	409,100	8,920,553
	JTEKT Corp.	980,500	6,525,450
	Kajima Corp.	660,500	7,255,620
	Kamigumi Co., Ltd.	342,200	6,245,398
	Kandenko Co., Ltd.	402,500	3,154,804
	Kaneka Corp.	244,908	5,787,421
	Kawasaki Heavy Industries, Ltd.	677,300	9,236,093
	Kinden Corp.	222,800	3,453,647
	Kokuyo Co., Ltd.	142,400	1,499,109
	Komatsu, Ltd.	575,200	11,300,896
	Konica Minolta, Inc.	2,140,500	5,669,900
	K's Holdings Corp.	403,300	5,177,529
	Kuraray Co., Ltd.	1,529,300	14,974,270
	Kurita Water Industries, Ltd.	7,500	201,719
	Kyocera Corp.	179,600	10,001,973
	Kyushu Financial Group, Inc.	668,749	2,733,141
	LIXIL Group Corp.	961,800	12,837,954
	Mabuchi Motor Co., Ltd.	81,200	2,437,446
	Maeda Road Construction Co., Ltd.	4,100	74,546
	Marubeni Corp.	2,948,900	13,576,498
	Maruichi Steel Tube, Ltd.	15,500	367,034
	Mazda Motor Corp.	1,964,500	11,332,737
	Mebuki Financial Group, Inc.	1,258,420	2,799,439
	Medipal Holdings Corp.	310,850	5,692,788
	Mitsubishi Chemical Holdings Corp.	3,181,900	17,095,777
	Mitsubishi Corp.	1,911,500	38,516,298
	Mitsubishi Gas Chemical Co., Inc.	727,100	11,548,767
	Mitsubishi Heavy Industries, Ltd.	664,700	15,463,301
	Mitsubishi Logistics Corp.	89,600	2,419,959
	Mitsubishi Materials Corp.	518,200	10,594,308
#	Mitsubishi Motors Corp.	2,252,000	4,437,563
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	3,913,483	14,636,426
	Mitsubishi UFJ Financial Group, Inc.	11,934,650	44,722,929
	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,638,400	6,954,792
	Mitsui & Co., Ltd., Sponsored ADR	11,723	3,518,072
	Mitsui & Co., Ltd.	1,157,000	17,297,258
	Mitsui Chemicals, Inc.	823,660	15,675,487
	Mitsui Fudosan Co., Ltd.	926,600	14,486,430
	Mitsui OSK Lines, Ltd.	546,400	8,992,926
	Mizuho Financial Group, Inc.	27,406,800	33,410,188
	MS&AD Insurance Group Holdings, Inc.	636,453	15,992,806
	Nagase & Co., Ltd.	251,300	2,896,799
	NEC Corp.	404,210	22,646,084
	NGK Insulators, Ltd.	130,100	1,616,873
	NGK Spark Plug Co., Ltd.	270,400	3,636,465
	NH Foods, Ltd.	338,867	14,893,832
	NHK Spring Co., Ltd.	883,400	4,971,415
#	Nikon Corp.	902,000	6,306,261
	Nippo Corp.	285,900	7,582,324
	Nippon Express Co., Ltd.	316,124	15,028,235
	Nippon Kayaku Co., Ltd.	162,000	1,589,177
	Nippon Paper Industries Co., Ltd.	475,600	5,989,391
	Nippon Shokubai Co., Ltd.	115,900	5,760,899
	Nippon Steel Corp.	1,328,293	10,891,166

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Yusen K.K.	740,687	$9,637,788
	Nipro Corp.	136,100	1,457,249
	Nissan Motor Co., Ltd.	5,826,900	19,931,280
	Nitto Denko Corp.	19,300	1,093,933
	NOK Corp.	258,720	2,818,284
	Nomura Holdings, Inc.	4,281,202	20,148,072
	Nomura Real Estate Holdings, Inc.	521,500	8,621,839
	NSK, Ltd.	1,295,100	8,718,137
	Obayashi Corp.	2,342,282	20,912,807
	Oji Holdings Corp.	3,568,100	14,973,961
	ORIX Corp.	3,324,900	35,959,161
	Panasonic Corp.	1,505,000	13,035,369
	Rengo Co., Ltd.	899,500	6,766,057
	Resona Holdings, Inc.	2,696,600	8,840,186
	Ricoh Co., Ltd.	2,366,400	15,239,041
	Rohm Co., Ltd.	184,800	11,866,684
	Sankyo Co., Ltd.	30,900	772,978
	Sawai Pharmaceutical Co., Ltd.	7,500	356,288
	SBI Holdings, Inc.	18,500	389,553
	Sega Sammy Holdings, Inc.	52,200	588,481
	Seibu Holdings, Inc.	73,200	654,220
	Seiko Epson Corp.	524,700	5,566,552
	Seino Holdings Co., Ltd.	481,500	5,926,194
	Sekisui Chemical Co., Ltd.	40,900	556,741
#	Sekisui House, Ltd.	1,189,600	21,726,559
	Seven & I Holdings Co., Ltd.	163,200	4,931,823
#	Shimamura Co., Ltd.	61,300	4,262,719
	Shimizu Corp.	907,700	6,506,956
	Shinsei Bank, Ltd.	313,400	3,540,558
	Shizuoka Bank, Ltd. (The)	851,000	5,526,600
	Showa Denko K.K.	234,100	4,853,393
	SoftBank Group Corp.	1,267,900	79,970,347
	Sojitz Corp.	3,534,500	7,414,215
	Sompo Holdings, Inc.	407,656	13,433,970
	Stanley Electric Co., Ltd.	18,900	452,746
	Subaru Corp.	178,884	3,378,652
	Sumitomo Chemical Co., Ltd.	8,266,400	23,853,667
	Sumitomo Corp.	1,719,300	19,100,945
	Sumitomo Dainippon Pharma Co., Ltd.	42,600	532,040
	Sumitomo Electric Industries, Ltd.	3,161,100	35,317,757
	Sumitomo Forestry Co., Ltd.	598,600	6,692,616
	Sumitomo Heavy Industries, Ltd.	524,600	10,221,862
	Sumitomo Metal Mining Co., Ltd.	609,264	18,314,200
	Sumitomo Mitsui Financial Group, Inc.	2,857,600	76,144,853
	Sumitomo Mitsui Trust Holdings, Inc.	391,544	10,052,529
	Sumitomo Realty & Development Co., Ltd.	174,600	4,452,652
	Sumitomo Rubber Industries, Ltd.	770,500	6,410,096
	Suzuken Co., Ltd.	71,300	2,536,291
	Suzuki Motor Corp.	134,100	4,400,280
	T&D Holdings, Inc.	1,378,500	11,347,097
	Taiheiyo Cement Corp.	528,721	11,474,779
	Taisei Corp.	84,600	2,905,999
	Taisho Pharmaceutical Holdings Co., Ltd.	22,600	1,284,102
	Takeda Pharmaceutical Co., Ltd.	81,171	2,943,813
	TDK Corp.	75,700	8,428,201
	Teijin, Ltd.	855,090	12,348,978
	THK Co., Ltd.	178,200	4,198,437
	Toda Corp.	717,800	4,604,458
	Toho Holdings Co., Ltd.	71,900	1,231,223

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokio Marine Holdings, Inc.	113,119	$4,776,445
	Tokyo Broadcasting System Holdings, Inc.	70,800	1,069,102
	Tokyo Tatemono Co., Ltd.	870,300	9,301,751
	Tokyu Fudosan Holdings Corp.	2,556,700	9,770,548
	Toppan Printing Co., Ltd.	656,900	9,847,861
	Toray Industries, Inc.	2,685,900	11,626,077
	Toshiba Corp.	13,600	415,904
	Tosoh Corp.	1,241,700	16,666,259
	Toyo Seikan Group Holdings, Ltd.	416,349	4,560,463
	Toyo Tire Corp	24,100	320,663
	Toyoda Gosei Co., Ltd.	311,200	6,102,164
	Toyota Boshoku Corp.	4,100	47,964
	Toyota Industries Corp.	275,700	14,006,435
	Toyota Motor Corp., Sponsored ADR	208,099	24,834,535
	Toyota Motor Corp.	3,715,890	220,589,859
	Toyota Tsusho Corp.	524,100	13,292,960
	TS Tech Co., Ltd.	145,000	3,677,963
	Tsumura & Co.	17,600	438,595
	TV Asahi Holdings Corp.	31,700	433,497
	Ube Industries, Ltd.	504,100	8,233,030
	Yamada Denki Co., Ltd.	1,918,800	8,324,899
	Yamaguchi Financial Group, Inc.	25,248	149,086
	Yamaha Motor Co., Ltd.	698,000	10,178,276
	Yamazaki Baking Co., Ltd.	21,100	354,063
	Yokohama Rubber Co., Ltd. (The)	563,500	7,207,811
	Zeon Corp.	404,300	3,887,871
TOTAL JAPAN			2,167,247,888
NETHERLANDS — (4.4%)
	ABN AMRO Bank NV	1,057,142	8,780,415
	Aegon NV	3,198,902	9,374,027
	Aegon NV	523,920	1,519,368
	Akzo Nobel NV	29,483	2,777,988
*	ArcelorMittal SA	652,213	7,221,154
# *	ArcelorMittal SA	590,702	6,480,002
#	Coca-Cola European Partners P.L.C.	53,843	2,181,461
#	Heineken NV	104,051	10,077,980
#	ING Groep NV, Sponsored ADR	760,447	5,247,084
	ING Groep NV	5,659,246	39,461,243
	Koninklijke Ahold Delhaize NV	5,195,538	149,635,892
	Koninklijke DSM NV	645,359	98,782,450
*	Koninklijke Philips NV	874,160	45,168,623
*	Koninklijke Philips NV	34,602	1,790,651
	Koninklijke Vopak NV	191,677	10,478,558
	NN Group NV	738,530	27,031,750
	Randstad NV	272,591	13,129,993
TOTAL NETHERLANDS			439,138,639
NEW ZEALAND — (0.2%)
	Air New Zealand, Ltd.	260,187	231,618
	Auckland International Airport, Ltd.	2,324,809	9,910,278
	Chorus, Ltd.	257,503	1,272,316
	EBOS Group, Ltd.	197,874	2,867,726
	Fletcher Building, Ltd.	1,461,322	3,284,845
# *	Fonterra Co-operative Group, Ltd.	289,893	736,148
	Mainfreight, Ltd.	13,725	428,973
	Ryman Healthcare, Ltd.	127,971	1,135,868
TOTAL NEW ZEALAND			19,867,772

The DFA International Value Series
CONTINUED
		Shares	Value»
NORWAY — (0.9%)
*	DNB ASA	2,102,699	$32,296,084
	Equinor ASA	1,229,349	18,431,803
*	Norsk Hydro ASA	3,886,430	10,978,101
*	SpareBank 1 SR-Bank ASA	369,350	2,929,303
*	Storebrand ASA	1,436,496	7,861,021
# *	Subsea 7 SA	453,890	3,477,135
	Yara International ASA	228,157	9,624,545
TOTAL NORWAY			85,597,992
PORTUGAL — (0.1%)
*	Banco Espirito Santo SA	2,631,973	0
	EDP Renovaveis SA	606,867	9,917,296
TOTAL PORTUGAL			9,917,296
SINGAPORE — (1.0%)
	CapitaLand, Ltd.	8,450,300	17,054,723
	City Developments, Ltd.	1,714,600	10,268,083
	Frasers Property, Ltd.	492,700	416,818
	Hongkong Land Holdings, Ltd.	1,361,700	5,186,982
	Jardine Cycle & Carriage, Ltd.	17,200	252,198
#	Keppel Corp., Ltd.	6,501,200	25,601,054
	Olam International, Ltd.	464,700	452,490
	Oversea-Chinese Banking Corp., Ltd.	2,143,056	13,423,583
	Singapore Airlines, Ltd.	7,543,500	18,817,705
	United Industrial Corp., Ltd.	1,368,070	2,087,019
	UOL Group, Ltd.	1,203,774	5,830,941
	Yangzijiang Shipbuilding Holdings, Ltd.	1,399,600	937,880
TOTAL SINGAPORE			100,329,476
SPAIN — (1.5%)
	ACS Actividades de Construccion y Servicios SA	59,114	1,371,239
	Banco Bilbao Vizcaya Argentaria SA	9,752,876	30,367,719
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	960,556	2,948,907
# *	Banco Santander SA	49,515,686	106,185,007
	CaixaBank SA	213,456	459,154
	Naturgy Energy Group SA	20,608	383,473
	Repsol SA	1,152,156	9,085,595
TOTAL SPAIN			150,801,094
SWEDEN — (3.0%)
#	BillerudKorsnas AB	504,958	8,067,242
	Boliden AB	1,195,043	32,634,439
*	Dometic Group AB	29,774	290,673
	Getinge AB, Class B	567,120	13,698,549
*	Holmen AB, Class A	5,562	251,007
*	Holmen AB, Class B	289,955	9,993,071
	Husqvarna AB, Class B	170,464	1,631,339
	ICA Gruppen AB	165,222	8,116,240
#	Intrum AB	180,447	4,326,220
#	Millicom International Cellular SA	133,262	4,011,116
*	Pandox AB	92,987	1,173,885
*	Peab AB, Class B	213,986	2,008,521
*	Saab AB, Class B	77,854	2,515,373
*	Skandinaviska Enskilda Banken AB, Class A	4,227,536	40,901,756
*	Skandinaviska Enskilda Banken AB, Class C	28,685	291,009
#	SKF AB, Class B	1,179,544	21,836,695
# *	SSAB AB, Class A	488,788	1,443,961

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	SSAB AB, Class B	1,359,160	$3,864,283
# *	Svenska Cellulosa AB SCA, Class A	63,918	779,588
# *	Svenska Cellulosa AB SCA, Class B	1,670,968	20,293,610
*	Svenska Handelsbanken AB, Class A	1,957,160	18,456,937
# *	Svenska Handelsbanken AB, Class B	37,204	389,428
# *	Swedbank AB, Class A	886,833	14,400,619
	Tele2 AB, Class B	140,411	1,992,051
	Telia Co. AB	7,857,507	30,618,571
*	Trelleborg AB, Class B	662,912	10,295,424
*	Volvo AB, Class A	132,954	2,295,106
*	Volvo AB, Class B	2,416,322	41,758,329
TOTAL SWEDEN			298,335,042
SWITZERLAND — (10.5%)
#	ABB, Ltd.	3,432,303	86,196,629
	Adecco Group AG	683,506	32,298,298
# *	Alcon, Inc.	63,250	3,793,759
*	Alcon, Inc.	498,598	30,134,858
	Baloise Holding AG	129,056	19,690,697
	Banque Cantonale Vaudoise	49,760	5,213,929
	Barry Callebaut AG	484	1,007,842
	Chocoladefabriken Lindt & Spruengli AG	6	514,435
#	Cie Financiere Richemont SA	1,165,784	72,373,172
	Clariant AG	157,372	2,974,430
	Credit Suisse Group AG	1,363,427	14,539,958
	Credit Suisse Group AG, Sponsored ADR	1,052,790	11,117,462
	Julius Baer Group, Ltd.	716,015	31,432,976
	LafargeHolcim, Ltd.	804,630	38,067,395
	LafargeHolcim, Ltd.	375,078	17,507,356
	Lonza Group AG	170,957	106,905,401
	Novartis AG, Sponsored ADR	435,908	35,805,483
	Novartis AG	1,764,136	145,306,988
#	Swatch Group AG (The)	124,698	26,142,615
	Swatch Group AG (The)	143,968	5,742,472
	Swiss Life Holding AG	78,824	28,805,569
	Swiss Prime Site AG	120,516	10,998,715
#	Swiss Re AG	324,348	25,594,004
	Swisscom AG	76,438	40,631,783
	UBS Group AG	6,275,625	73,931,741
# *	UBS Group AG	1,233,581	14,408,226
	Vifor Pharma AG	55,433	7,824,218
	Zurich Insurance Group AG	445,436	164,723,445
TOTAL SWITZERLAND			1,053,683,856
UNITED KINGDOM — (11.9%)
	3i Group P.L.C.	483,200	5,561,865
	Anglo American P.L.C.	2,846,495	68,908,167
	Antofagasta P.L.C.	246,621	3,279,026
	Aviva P.L.C.	16,319,347	56,123,099
#	Barclays P.L.C., Sponsored ADR	7,035,082	36,863,830
	Barclays P.L.C.	191,609	248,420
	Barratt Developments P.L.C.	3,492,888	23,202,072
	Bellway P.L.C.	31,714	1,050,210
	BP P.L.C., Sponsored ADR	4,331,713	95,470,955
	BP P.L.C.	3,804,526	13,778,106
#	British American Tobacco P.L.C., Sponsored ADR	838,885	28,144,592
	British American Tobacco P.L.C.	3,024,009	99,938,395
	BT Group P.L.C.	2,663,566	3,422,548

The DFA International Value Series
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Carnival P.L.C.	102,449	$1,108,047
#	Carnival P.L.C., ADR	20,467	230,049
	DS Smith P.L.C.	453,325	1,532,970
	Glencore P.L.C.	26,692,935	61,088,206
	GVC Holdings P.L.C.	69,102	598,043
	HSBC Holdings P.L.C.	13,949,143	62,810,474
#	HSBC Holdings P.L.C., Sponsored ADR	2,590,482	58,674,417
	Investec P.L.C.	1,312,079	2,570,254
	J Sainsbury P.L.C.	7,868,098	19,177,216
	John Wood Group P.L.C.	489,484	1,216,733
	Kingfisher P.L.C.	7,975,671	25,203,833
	Lloyds Banking Group P.L.C.	181,694,609	61,905,247
#	Lloyds Banking Group P.L.C., ADR	1,844,768	2,435,094
	M&G P.L.C.	1,767,509	3,699,298
	Melrose Industries P.L.C.	4,733,470	5,226,786
	Natwest Group P.L.C.	5,175,515	7,127,794
#	Natwest Group P.L.C., Sponsored ADR	1,051,278	2,901,527
*	Ninety One P.L.C.	656,039	1,846,965
	Pearson P.L.C.	515,601	3,542,795
#	Pearson P.L.C., Sponsored ADR	1,119,256	7,834,792
	Phoenix Group Holdings P.L.C.	577,549	4,959,584
	Royal Dutch Shell P.L.C., Class A	78,263	1,143,858
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	3,293,873	98,190,343
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,809,546	107,810,152
	Royal Dutch Shell P.L.C., Class B	202,019	2,835,631
	Standard Chartered P.L.C.	4,078,355	20,391,236
	Standard Life Aberdeen P.L.C.	490,582	1,596,757
	Vodafone Group P.L.C.	58,351,986	87,694,188
	Vodafone Group P.L.C., Sponsored ADR	4,011,201	60,970,259
#	Wm Morrison Supermarkets P.L.C.	9,034,593	21,915,447
#	WPP P.L.C., Sponsored ADR	150,428	5,610,964
	WPP P.L.C.	2,296,513	17,031,614
TOTAL UNITED KINGDOM			1,196,871,858
UNITED STATES — (0.1%)
	Ovintiv, Inc.	272,952	2,644,901
#	Ovintiv, Inc.	513,177	4,965,302
TOTAL UNITED STATES			7,610,203
TOTAL COMMON STOCKS			9,542,338,516
PREFERRED STOCKS — (1.3%)
GERMANY — (1.3%)
	Bayerische Motoren Werke AG	152,008	7,725,509
	Porsche Automobil Holding SE	322,304	18,243,358
*	Volkswagen AG	701,336	102,659,464
TOTAL GERMANY			128,628,331
RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*	Cathay Pacific Airways, Ltd. Rights 08/05/20	3,709,999	213,017
TOTAL INVESTMENT SECURITIES (Cost $11,534,659,631)			9,671,179,864

The DFA International Value Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@ §	The DFA Short Term Investment Fund	30,658,809	$354,753,081
TOTAL INVESTMENTS — (100.0%)
(Cost $11,889,275,413)^^			$10,025,932,945

ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2020, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	536	09/18/20	$82,763,269	$87,461,800	$4,698,531
Total Futures Contracts			$82,763,269	$87,461,800	$4,698,531
Summary of the Series' investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$583,580,578	—	$583,580,578
Austria	—	4,313,566	—	4,313,566
Belgium	—	85,359,560	—	85,359,560
Canada	$817,529,308	—	—	817,529,308
Denmark	—	267,757,156	—	267,757,156
Finland	—	93,266,869	—	93,266,869
France	—	972,910,185	—	972,910,185
Germany	14,978,892	626,551,940	—	641,530,832
Hong Kong	—	268,148,149	—	268,148,149
Ireland	13,904,655	34,305,584	—	48,210,239
Israel	9,898,089	32,996,046	—	42,894,135
Italy	25,537,963	161,898,860	—	187,436,823
Japan	43,623,107	2,123,624,781	—	2,167,247,888
Netherlands	15,037,105	424,101,534	—	439,138,639
New Zealand	—	19,867,772	—	19,867,772
Norway	—	85,597,992	—	85,597,992
Portugal	—	9,917,296	—	9,917,296
Singapore	—	100,329,476	—	100,329,476
Spain	2,948,907	147,852,187	—	150,801,094
Sweden	—	298,335,042	—	298,335,042
Switzerland	65,124,930	988,558,926	—	1,053,683,856
United Kingdom	505,136,974	691,734,884	—	1,196,871,858
United States	7,610,203	—	—	7,610,203

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$128,628,331	—	$128,628,331
Rights/Warrants
Hong Kong	—	213,017	—	213,017
Securities Lending Collateral	—	354,753,081	—	354,753,081
Futures Contracts**	$4,698,531	—	—	4,698,531
TOTAL	$1,526,028,664	$8,504,602,812	—	$10,030,631,476
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.3%)
BRAZIL — (4.7%)
#	Ambev SA, ADR	4,308,999	$11,548,117
	Atacadao SA	247,864	1,066,235
*	B2W Cia Digital	135,195	3,092,363
	B3 SA - Brasil Bolsa Balcao	1,206,957	14,678,159
	Banco Bradesco SA, ADR	780,518	3,293,786
	Banco Bradesco SA	745,724	2,963,426
	Banco BTG Pactual SA	210,458	3,486,554
	Banco do Brasil SA	467,950	3,012,290
	Banco Santander Brasil SA	249,962	1,432,242
	BB Seguridade Participacoes SA	636,043	3,393,254
	Braskem SA, Sponsored ADR	125,533	1,103,435
*	BRF SA	588,923	2,336,929
	CCR SA	2,445,817	7,014,104
	Centrais Eletricas Brasileiras SA	107,077	758,245
	Cia Brasileira de Distribuicao	330,306	4,495,639
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	3,359,695
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	473,555
	Cia Energetica de Minas Gerais	150,700	353,021
	Cia Paranaense de Energia, Sponsored ADR	8,700	109,185
	Cia Paranaense de Energia	19,900	253,187
#	Cia Siderurgica Nacional SA, Sponsored ADR	525,351	1,213,561
	Cia Siderurgica Nacional SA	1,343,065	3,153,913
	Cielo SA	721,236	742,452
	Cogna Educacao	1,463,872	2,323,540
	Cosan SA	286,726	4,968,807
	CPFL Energia SA	121,800	733,151
	Energisa SA	228,135	2,149,473
	Engie Brasil Energia SA	171,376	1,516,794
	Equatorial Energia SA	1,660,526	8,126,679
#	Gerdau SA, Sponsored ADR	84,101	280,897
	Gerdau SA	107,316	303,029
	Hapvida Participacoes e Investimentos SA	90,409	1,128,954
	Hypera SA	382,463	2,648,218
	IRB Brasil Resseguros SA	434,814	664,322
	Itau Unibanco Holding SA	312,203	1,490,229
	JBS SA	1,943,203	8,023,807
	Klabin SA	1,710,990	6,776,328
	Localiza Rent a Car SA	718,414	7,012,612
	Lojas Americanas SA	148,413	875,989
	Lojas Renner SA	1,008,565	7,952,052
	Magazine Luiza SA	972,180	15,041,483
	Natura & Co. Holding SA	714,078	6,439,166
	Notre Dame Intermedica Participacoes S.A.	577,192	7,386,748
	Petrobras Distribuidora SA	990,655	4,310,870
	Petroleo Brasileiro SA, Sponsored ADR	1,299,604	11,085,622
	Petroleo Brasileiro SA, Sponsored ADR	556,265	4,822,818
	Petroleo Brasileiro SA	3,033,556	13,200,625
	Porto Seguro SA	250,037	2,589,738
	Raia Drogasil SA	299,837	7,133,023
*	Rumo SA	1,113,809	4,744,292
	Sul America SA	557,325	5,416,679
*	Suzano SA	626,980	5,048,003
# *	Suzano SA, Sponsored ADR	82,830	663,468
	TIM Participacoes SA	829,736	2,505,170
	Ultrapar Participacoes SA	1,019,063	3,699,965

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Ultrapar Participacoes SA, Sponsored ADR	22,860	$82,296
	Vale SA, Sponsored ADR	1,665,739	19,389,196
	Vale SA	3,260,013	37,939,896
	WEG SA	363,333	4,690,931
TOTAL BRAZIL			286,498,217
CHILE — (0.7%)
	AES Gener SA	2,206,453	378,302
	Aguas Andinas SA, Class A	4,770,656	1,677,096
#	Banco de Chile, ADR	128,472	2,389,585
	Banco de Credito e Inversiones SA	44,288	1,579,492
	Banco Santander Chile, ADR	169,251	2,895,884
	Cencosud SA	2,385,792	4,156,685
	Cia Cervecerias Unidas SA	109,017	846,867
	Cia Cervecerias Unidas SA, Sponsored ADR	78,166	1,170,145
	Colbun SA	10,640,694	1,925,433
	Embotelladora Andina SA, ADR, Class B	24,029	350,823
	Empresa Nacional de Telecomunicaciones SA	260,143	1,854,944
	Empresas CMPC SA	1,559,115	3,453,671
	Empresas COPEC SA	283,053	2,310,606
	Enel Americas SA, ADR	1,098,215	8,313,488
	Enel Chile SA, ADR	765,346	3,199,147
	Falabella SA	654,715	2,334,994
	Itau CorpBanca Chile SA	230,156,042	814,451
#	Itau CorpBanca Chile SA, ADR	16,427	84,599
	Parque Arauco SA	43,325	74,110
	Plaza SA	74,670	132,068
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	143,818	4,393,640
TOTAL CHILE			44,336,030
CHINA — (32.0%)
	360 Security Technology, Inc., Class A	15,700	43,672
*	51job, Inc., ADR	36,065	2,448,092
*	58.com, Inc., ADR	98,295	5,442,594
	AAC Technologies Holdings, Inc.	1,726,500	13,611,670
	Accelink Technologies Co Ltd, Class A	20,400	94,799
	AECC Aero-Engine Control Co., Ltd., Class A	11,100	29,082
	AECC Aviation Power Co., Ltd., Class A	79,700	421,286
	Agile Group Holdings, Ltd.	4,030,000	5,113,774
	Agricultural Bank of China, Ltd., Class H	22,163,000	7,866,697
	Aier Eye Hospital Group Co., Ltd., Class A	118,448	769,463
	Air China, Ltd., Class H	4,598,000	2,856,926
	Aisino Corp., Class A	93,200	233,327
*	Alibaba Group Holding, Ltd., Sponsored ADR	852,091	213,891,883
*	Alibaba Health Information Technology, Ltd.	1,284,000	3,554,223
*	Alibaba Pictures Group, Ltd.	1,070,000	149,347
# *	Aluminum Corp. of China, Ltd., ADR	62,341	398,982
*	Aluminum Corp. of China, Ltd., Class H	3,820,000	985,342
	Angang Steel Co., Ltd., Class H	2,312,200	648,623
	Angel Yeast Co., Ltd., Class A	23,300	219,940
	Anhui Anke Biotechnology Group Co., Ltd., Class A	9,200	27,924
	Anhui Conch Cement Co., Ltd., Class H	1,711,000	12,938,832
	Anhui Gujing Distillery Co., Ltd., Class A	14,516	442,606
*	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	58,800	78,136
	Anhui Kouzi Distillery Co., Ltd., Class A	53,100	380,645
	ANTA Sports Products, Ltd.	912,000	8,657,604
	Apeloa Pharmaceutical Co., Ltd., Class A	88,320	301,639
	Asymchem Laboratories Tianjin Co., Ltd., Class A	2,900	90,772

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Autobio Diagnostics Co., Ltd., Class A	3,700	$86,261
	Avary Holding Shenzhen Co., Ltd., Class A	14,876	108,513
	AVIC Aircraft Co., Ltd., Class A	50,900	172,949
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	15,100	94,286
	AVIC Shenyang Aircraft Co., Ltd., Class A	30,900	283,022
	AVICOPTER PLC, Class A	9,900	73,050
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	90,250	87,720
	BAIC Motor Corp., Ltd., Class H	3,096,500	1,510,050
*	Baidu, Inc., Sponsored ADR	235,558	28,125,625
	Bank of Beijing Co., Ltd., Class A	154,700	107,030
	Bank of Changsha Co., Ltd., Class A	90,084	110,189
	Bank of China, Ltd., Class H	47,943,181	15,965,501
	Bank of Communications Co., Ltd., Class H	7,111,515	3,947,504
	Bank of Guiyang Co., Ltd., Class A	126,400	138,301
	Bank of Hangzhou Co., Ltd., Class A	190,400	257,571
	Bank of Jiangsu Co., Ltd., Class A	682,800	591,624
	Bank of Nanjing Co., Ltd., Class A	103,200	114,685
	Bank of Ningbo Co., Ltd., Class A	54,100	224,404
	Bank of Shanghai Co., Ltd., Class A	113,552	134,753
	Baoshan Iron & Steel Co., Ltd., Class A	651,400	459,397
	BBMG Corp., Class H	1,819,500	399,458
*	BeiGene Ltd.	1,600	26,299
*	BeiGene, Ltd., ADR	3,348	699,732
	Beijing Capital Co., Ltd., Class A	375,200	177,470
	Beijing Capital Development Co., Ltd., Class A	73,900	71,448
	Beijing Dabeinong Technology Group Co., Ltd., Class A	133,652	207,147
	Beijing E-Hualu Information Technology Co., Ltd., Class A	15,400	110,660
	Beijing Enterprises Holdings, Ltd.	719,472	2,517,817
	Beijing Enterprises Water Group, Ltd.	6,332,000	2,691,029
	Beijing Kunlun Tech Co., Ltd., Class A	97,700	377,623
	Beijing New Building Materials PLC, Class A	19,700	86,975
	Beijing Orient Landscape & Environment Co., Ltd., Class A	30,800	22,389
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	10,500	20,752
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	80,804	634,720
	Beijing Originwater Technology Co., Ltd., Class A	118,600	145,766
	Beijing Shiji Information Technology Co., Ltd., Class A	25,100	132,137
*	Beijing Shougang Co., Ltd., Class A	14,600	9,174
	Beijing Shunxin Agriculture Co., Ltd., Class A	9,700	86,064
	Beijing Sinnet Technology Co., Ltd., Class A	5,800	21,758
	Beijing Thunisoft Corp., Ltd., Class A	6,300	23,969
	Beijing Tiantan Biological Products Corp., Ltd., Class A	32,047	228,263
	Beijing Tongrentang Co., Ltd., Class A	12,900	50,026
	Beijing Yanjing Brewery Co., Ltd., Class A	112,400	123,374
*	Berry Genomics Co., Ltd., Class A	24,500	315,481
	Betta Pharmaceuticals Co., Ltd., Class A	2,500	49,573
	BGI Genomics Co., Ltd., Class A	3,000	70,587
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	69,200	75,794
	BOE Technology Group Co., Ltd., Class A	1,281,100	857,520
*	Bohai Leasing Co., Ltd., Class A	447,000	196,743
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	4,500	32,504
	Bright Dairy & Food Co., Ltd., Class A	17,700	47,834
	Brilliance China Automotive Holdings, Ltd.	1,110,000	1,133,479
	BTG Hotels Group Co., Ltd., Class A	13,900	35,205
	BYD Co., Ltd., Class H	1,095,886	10,325,088
	BYD Electronic International Co., Ltd.	590,000	2,071,267
	C&S Paper Co., Ltd., Class A	59,700	208,792
	CGN Power Co., Ltd., Class H	5,516,000	1,160,815
	Chacha Food Co., Ltd., Class A	8,100	67,236

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changchun High & New Technology Industry Group, Inc., Class A	14,900	$1,061,576
	Chaozhou Three-Circle Group Co., Ltd., Class A	29,400	120,588
	Chengdu Hongqi Chain Co., Ltd., Class A	15,200	21,853
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	3,600	24,643
*	China Aerospace Times Electronics Co., Ltd., Class A	95,100	101,215
	China Avionics Systems Co., Ltd., Class A	24,500	61,431
	China Baoan Group Co., Ltd., Class A	43,000	51,520
	China Cinda Asset Management Co., Ltd., Class H	12,693,000	2,393,735
	China CITIC Bank Corp., Ltd., Class H	13,281,928	5,795,236
	China Coal Energy Co., Ltd., Class H	3,334,777	826,473
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	655,136
	China Communications Construction Co., Ltd., Class H	4,943,000	2,879,401
	China Communications Services Corp., Ltd., Class H	3,736,000	2,421,961
	China Conch Venture Holdings, Ltd.	2,355,000	10,130,502
	China Construction Bank Corp., Class H	76,613,590	55,861,304
#	China Eastern Airlines Corp., Ltd., ADR	11,904	210,939
#	China Eastern Airlines Corp., Ltd., Class H	3,272,000	1,163,185
	China Everbright Bank Co., Ltd., Class H	4,683,000	1,759,951
	China Everbright International, Ltd.	1,091,703	674,893
#	China Evergrande Group	3,952,000	11,101,969
	China Film Co., Ltd., Class A	47,900	99,787
	China Fortune Land Development Co., Ltd., Class A	41,411	102,975
	China Galaxy Securities Co., Ltd., Class H	5,089,500	3,044,382
	China Gas Holdings, Ltd.	4,018,200	12,085,637
	China Gezhouba Group Co., Ltd., Class A	118,300	113,070
*	China Grand Automotive Services Group Co., Ltd., Class A	246,400	137,494
	China Greatwall Technology Group Co., Ltd., Class A	54,200	142,442
	China Hongqiao Group, Ltd.	2,630,000	1,510,483
	China Huarong Asset Management Co., Ltd., Class H	15,246,000	1,732,880
*	China International Capital Corp., Ltd., Class H	2,534,800	5,994,713
	China International Marine Containers Group Co., Ltd., Class H	321,520	307,053
#	China Jinmao Holdings Group, Ltd.	6,422,000	4,372,821
	China Jushi Co., Ltd., Class A	283,700	562,079
#	China Life Insurance Co., Ltd., ADR	455,615	5,230,460
	China Life Insurance Co., Ltd., Class H	1,387,000	3,181,656
	China Longyuan Power Group Corp., Ltd., Class H	2,872,000	2,057,434
	China Meheco Co., Ltd., Class A	55,300	128,852
	China Mengniu Dairy Co., Ltd.	3,566,000	16,733,338
	China Merchants Bank Co., Ltd., Class H	3,814,554	17,802,466
	China Merchants Port Holdings Co., Ltd.	1,362,638	1,559,067
# *	China Merchants Securities Co., Ltd., Class H	412,200	504,544
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	168,800	412,343
	China Minsheng Banking Corp., Ltd., Class H	9,083,100	5,720,997
	China Mobile, Ltd.	1,195,500	8,160,644
	China Mobile, Ltd., Sponsored ADR	985,751	33,574,679
	China Molybdenum Co., Ltd., Class H	4,239,966	1,722,175
	China National Accord Medicines Corp., Ltd., Class A	25,200	179,790
	China National Building Material Co., Ltd., Class H	10,930,000	16,974,118
	China National Chemical Engineering Co., Ltd., Class A	182,300	150,431
	China National Medicines Corp., Ltd., Class A	10,900	68,688
	China National Nuclear Power Co., Ltd., Class A	1,278,490	795,229
	China Oilfield Services, Ltd., Class H	4,074,000	3,178,701
	China Overseas Land & Investment, Ltd.	8,252,500	25,146,660
	China Pacific Insurance Group Co., Ltd., Class H	4,439,200	12,862,231
	China Petroleum & Chemical Corp., ADR	85,194	3,621,584
	China Petroleum & Chemical Corp., Class H	18,710,800	7,971,190
	China Railway Construction Corp., Ltd., Class H	3,049,000	2,438,698
	China Railway Group, Ltd., Class H	5,812,000	2,942,152
	China Railway Hi-tech Industry Co., Ltd., Class A	96,300	131,132

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Railway Signal & Communication Corp., Ltd., Class H	1,963,000	$853,985
	China Reinsurance Group Corp., Class H	7,224,000	792,564
	China Resources Beer Holdings Co., Ltd.	1,481,611	10,303,111
	China Resources Cement Holdings, Ltd.	6,138,000	8,403,496
	China Resources Gas Group, Ltd.	2,102,000	10,368,112
	China Resources Land, Ltd.	5,224,666	21,775,936
	China Resources Pharmaceutical Group, Ltd.	1,144,500	650,054
	China Resources Power Holdings Co., Ltd.	2,194,517	2,797,771
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	68,758	298,696
	China Shenhua Energy Co., Ltd., Class H	5,205,500	8,619,231
	China South Publishing & Media Group Co., Ltd., Class A	13,800	21,099
*	China Southern Airlines Co., Ltd., Sponsored ADR	11,404	261,608
# *	China Southern Airlines Co., Ltd., Class H	4,054,000	1,881,060
	China Spacesat Co., Ltd., Class A	7,000	35,544
	China State Construction Engineering Corp., Ltd., Class A	1,611,400	1,161,189
	China State Construction International Holdings, Ltd.	332,250	196,601
	China Taiping Insurance Holdings Co., Ltd.	3,127,306	5,549,058
	China Telecom Corp., Ltd., ADR	55,096	1,634,698
	China Telecom Corp., Ltd., Class H	3,440,000	1,021,424
*	China Tianying, Inc., Class A	40,400	30,047
	China Tourism Group Duty Free Corp., Ltd., Class A	65,400	2,278,920
	China Tower Corp., Ltd., Class H	2,868,000	521,772
	China Unicom Hong Kong, Ltd.	6,624,000	3,684,442
#	China Unicom Hong Kong, Ltd., ADR	549,731	3,051,007
	China United Network Communications, Ltd., Class A	1,444,368	1,051,623
	China Vanke Co., Ltd., Class H	1,910,400	6,022,385
	China West Construction Group Co., Ltd., Class A	43,200	64,804
	China Yangtze Power Co., Ltd., Class A	652,547	1,717,477
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	28,600	51,927
	Chongqing Brewery Co., Ltd., Class A	4,000	41,738
*	Chongqing Changan Automobile Co., Ltd., Class A	135,100	214,593
	Chongqing Department Store Co., Ltd., Class A	5,000	23,132
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	66,300	374,597
	Chongqing Rural Commercial Bank Co., Ltd., Class H	5,378,000	2,179,997
	Chongqing Zhifei Biological Products Co., Ltd., Class A	58,600	1,560,791
	CIFI Holdings Group Co., Ltd.	4,673,191	4,200,840
	CITIC Securities Co., Ltd., Class H	1,559,500	3,636,561
	CITIC, Ltd.	11,427,000	10,725,280
	CNHTC Jinan Truck Co., Ltd., Class A	19,703	103,237
	CNOOC, Ltd.	12,017,000	12,683,946
	CNOOC, Ltd., Sponsored ADR	116,097	12,265,648
	COFCO Biotechnology Co., Ltd., Class A	21,900	25,057
	Contemporary Amperex Technology Co., Ltd., Class A	74,500	2,242,227
*	COSCO SHIPPING Holdings Co., Ltd., Class H	4,016,500	1,513,553
	Country Garden Holdings Co., Ltd.	14,026,087	18,012,355
	Country Garden Services Holdings Co., Ltd.	1,687,492	10,181,233
	CRRC Corp., Ltd., Class H	4,225,000	1,838,970
#	CSC Financial Co., Ltd., Class H	854,000	1,282,230
	CSPC Pharmaceutical Group, Ltd.	8,020,000	16,891,396
	D&O Home Collection Co., Ltd., Class A	10,900	60,661
	Dali Foods Group Co., Ltd.	4,627,500	2,828,106
	Daqin Railway Co., Ltd., Class A	301,300	280,057
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	4,200	46,034
	Datang International Power Generation Co., Ltd., Class H	3,446,000	453,762
	Dawning Information Industry Co., Ltd., Class A	35,600	227,279
	Dian Diagnostics Group Co., Ltd., Class A	6,400	34,412
	Digital China Group Co., Ltd., Class A	33,800	115,533
	Dong-E-E-Jiao Co Ltd, Class A	22,300	130,192
	Dongfeng Motor Group Co., Ltd., Class H	4,288,000	3,069,702

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	East Money Information Co., Ltd., Class A	172,100	$657,163
*	Easysight Supply Chain Management Co., Ltd., Class A	13,100	26,148
	ENN Ecological Holdings Co., Ltd., Class A	14,100	24,135
	ENN Energy Holdings, Ltd.	848,700	10,287,733
	Eoptolink Technology, Inc., Ltd., Class A	5,100	53,182
	Eve Energy Co., Ltd., Class A	65,105	560,853
#	Everbright Securities Co., Ltd., Class H	466,600	522,099
*	Fangda Carbon New Material Co., Ltd., Class A	276,347	271,351
*	Fangda Special Steel Technology Co., Ltd., Class A	172,400	139,993
*	FAW Jiefang Group Co., Ltd.	174,000	337,106
	Financial Street Holdings Co., Ltd., Class A	105,300	104,086
	Focus Media Information Technology Co., Ltd., Class A	591,500	514,188
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	98,232	2,109,728
	Fosun International, Ltd.	4,065,722	4,636,021
	Fujian Star-net Communication Co., Ltd., Class A	12,700	60,078
	Fujian Sunner Development Co., Ltd., Class A	70,563	290,405
	Fuyao Glass Industry Group Co., Ltd., Class H	1,160,400	3,239,965
	Gansu Qilianshan Cement Group Co., Ltd., Class A	60,100	183,852
	Gansu Shangfeng Cement Co., Ltd., Class A	26,771	115,958
	G-bits Network Technology Xiamen Co., Ltd., Class A	3,100	275,365
# *	GDS Holdings, Ltd., ADR	42,039	3,375,311
	Geely Automobile Holdings, Ltd.	9,846,000	20,654,776
	GEM Co., Ltd., Class A	100,200	76,830
	GF Securities Co., Ltd., Class H	1,637,200	1,964,716
	Gigadevice Semiconductor Beijing, Inc., Class A	10,682	356,518
	Glodon Co., Ltd., Class A	8,600	94,312
	GoerTek, Inc., Class A	180,000	1,106,644
	Grandblue Environment Co., Ltd., Class A	4,600	17,567
	Grandjoy Holdings Group Co., Ltd., Class A	12,600	9,898
	Great Wall Motor Co., Ltd., Class H	4,947,500	4,829,929
	Gree Electric Appliances, Inc., Class A	153,933	1,254,483
*	Gree Real Estate Co., Ltd., Class A	60,500	115,051
	Greenland Holdings Corp., Ltd., Class A	192,700	225,399
# *	GSX Techedu, Inc., ADR	18,400	1,639,808
	Guangdong Haid Group Co., Ltd., Class A	49,700	454,879
*	Guangdong HEC Technology Holding Co., Ltd., Class A	338,100	350,717
	Guangdong Hongda Blasting Co., Ltd., Class A	18,800	151,644
	Guangdong Investment, Ltd.	2,084,000	3,369,359
	Guangdong Tapai Group Co., Ltd., Class A	109,417	245,563
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	16,900	120,471
*	Guanghui Energy Co., Ltd., Class A	92,800	39,103
	Guangshen Railway Co., Ltd., Sponsored ADR	8,843	85,512
	Guangzhou Automobile Group Co., Ltd., Class H	2,917,162	2,788,155
	Guangzhou Baiyun International Airport Co., Ltd., Class A	42,200	85,931
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	356,000	1,084,157
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	5,900	81,594
	Guangzhou R&F Properties Co., Ltd., Class H	3,320,800	3,832,752
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	10,300	153,308
	Guangzhou Wondfo Biotech Co., Ltd., Class A	3,900	54,565
	Guizhou Space Appliance Co., Ltd., Class A	5,500	36,085
*	Guocheng Mining Co., Ltd., Class A	8,200	28,089
	Guosen Securities Co., Ltd., Class A	39,300	74,271
	Guotai Junan Securities Co., Ltd., Class H	570,200	943,778
	Haier Electronics Group Co., Ltd.	2,965,000	10,271,893
	Haier Smart Home Co., Ltd., Class A	197,800	510,122
	Hainan Poly Pharm Co., Ltd., Class A	7,967	50,807
	Hainan Strait Shipping Co., Ltd., Class A	24,800	39,555
	Haisco Pharmaceutical Group Co., Ltd., Class A	14,100	58,445
*	Haitong Securities Co., Ltd., Class H	3,485,200	3,242,387

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	151,100	$101,911
	Hangzhou Hikvision Digital Technology Co Ltd, Class A	356,528	1,890,293
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	28,500	75,130
	Hangzhou Tigermed Consulting Co., Ltd., Class A	6,100	94,118
	Han's Laser Technology Industry Group Co. Ltd., Class A	66,500	380,977
	Hefei Meiya Optoelectronic Technology, Inc., Class A	8,334	71,488
	Heilongjiang Agriculture Co., Ltd., Class A	18,200	50,002
	Henan Shuanghui Investment & Development Co., Ltd., Class A	118,629	928,985
	Hengan International Group Co., Ltd.	1,801,500	15,125,578
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	162,321	274,330
	Hengli Petrochemical Co., Ltd.,, Class A	191,300	445,982
	Hengtong Optic-electric Co., Ltd., Class A	116,300	276,479
	Hengyi Petrochemical Co., Ltd., Class A	119,188	173,307
*	Hesteel Co., Ltd., Class A	610,700	197,073
	Hithink RoyalFlush Information Network Co., Ltd., Class A	15,681	321,310
	HLA Corp., Ltd., Class A	81,200	70,875
	Holitech Technology Co., Ltd., Class A	85,900	64,724
	Hongfa Technology Co., Ltd., Class A	59,589	359,277
	Huadian Power International Corp., Ltd., Class H	1,738,000	527,261
	Huadong Medicine Co., Ltd., Class A	126,400	503,926
	Hualan Biological Engineering, Inc., Class A	37,400	348,174
	Huaneng Power International, Inc., Sponsored ADR	33,132	561,256
	Huaneng Power International, Inc., Class H	2,986,000	1,275,687
	Huatai Securities Co., Ltd., Class H	1,677,200	3,032,529
	Huaxi Securities Co., Ltd., Class A	19,500	35,620
	Huaxia Bank Co., Ltd., Class A	93,800	85,471
	Huaxin Cement Co., Ltd., Class A	95,500	375,201
	Huayu Automotive Systems Co., Ltd., Class A	184,700	554,921
#	Huazhu Group, Ltd., ADR	182,824	6,276,348
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	238,300	196,078
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	13,400	48,633
	Huishang Bank Corp., Ltd., Class H	646,800	212,950
	Hunan Aihua Group Co., Ltd., Class A	11,700	53,475
*	Hunan Dakang International Food & Agriculture Co., Ltd., Class A	64,300	24,331
	Hunan Valin Steel Co., Ltd., Class A	497,400	319,227
	Hundsun Technologies, Inc., Class A	14,980	235,018
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	235,300	394,614
	Iflytek Co., Ltd., Class A	61,000	320,095
	Industrial & Commercial Bank of China, Ltd., Class H	51,034,185	29,903,038
	Industrial Bank Co., Ltd., Class A	152,000	340,974
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	1,173,400	196,717
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	175,400	187,979
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	257,200	1,349,304
	Inspur Electronic Information Industry Co., Ltd., Class A	27,684	151,793
	Jafron Biomedical Co., Ltd., Class A	10,500	110,459
*	JD.com, Inc., ADR	285,375	18,204,071
	Jiajiayue Group Co., Ltd., Class A	25,600	159,258
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	115,500	123,270
	Jiangsu Eastern Shenghong Co., Ltd., Class A	138,440	116,447
	Jiangsu Expressway Co., Ltd., Class H	1,388,000	1,488,811
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	39,998	349,441
	Jiangsu Hengrui Medicine Co., Ltd., Class A	169,796	2,297,944
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	16,132	46,528
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	41,812	260,557
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	14,700	36,399
	Jiangsu Shagang Co., Ltd., Class A	45,400	70,537
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	77,000	1,491,096
	Jiangsu Yangnong Chemical Co., Ltd., Class A	17,100	235,011

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yoke Technology Co., Ltd., Class A	3,000	$25,992
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	9,200	48,460
	Jiangsu Zhongtian Technology Co., Ltd., Class A	99,300	167,056
	Jiangsu Zijin Rural Commer Co., Ltd., Class A	61,800	38,707
	Jiangxi Copper Co., Ltd., Class H	1,516,000	1,811,978
	Jiangxi Zhengbang Technology Co., Ltd., Class A	181,700	561,958
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	21,600	53,762
	Jinduicheng Molybdenum Co., Ltd., Class A	77,400	73,939
	Jinke Properties Group Co., Ltd., Class A	56,300	70,164
	JiuGui Liquor Co., Ltd., Class A	3,000	29,555
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	41,970	119,537
	Jointown Pharmaceutical Group Co., Ltd., Class A	59,500	159,656
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	14,600	146,880
	Joyoung Co., Ltd., Class A	53,600	300,184
*	JOYY, Inc., ADR	63,433	5,063,222
	Juewei Food Co., Ltd., Class A	16,200	198,754
	Juneyao Airlines Co., Ltd., Class A	45,800	61,115
	Kingdee International Software Group Co., Ltd.	865,000	2,392,441
	Kingsoft Corp., Ltd.	419,000	2,135,021
	Kunlun Energy Co., Ltd.	9,690,000	8,118,012
	Kweichow Moutai Co., Ltd., Class A	45,793	11,013,566
	KWG Group Holdings, Ltd.	1,036,500	1,848,756
	Laobaixing Pharmacy Chain JSC, Class A	16,087	239,862
	Lenovo Group, Ltd.	19,511,278	11,762,305
	Lens Technology Co., Ltd., Class A	130,000	610,789
	Lepu Medical Technology Beijing Co., Ltd., Class A	72,900	448,424
	Leyard Optoelectronic Co., Ltd., Class A	56,900	58,608
	Li Ning Co., Ltd.	2,852,000	9,192,583
	LianChuang Electronic Technology Co., Ltd., Class A	49,539	83,179
	Liaoning Cheng Da Co., Ltd., Class A	71,300	285,659
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	13,300	31,168
*	Lingyi iTech Guangdong Co., Class A	113,900	193,612
	Liuzhou Iron & Steel Co., Ltd., Class A	27,600	19,730
	Livzon Pharmaceutical Group, Inc., Class H	49,600	233,240
	Logan Group Co., Ltd.	3,728,000	6,460,683
	Long Yuan Construction Group Co., Ltd., Class A	17,300	21,140
	Longfor Group Holdings, Ltd.	2,962,500	14,640,781
	LONGi Green Energy Technology Co., Ltd., Class A	234,800	1,917,665
	Longshine Technology Group Co., Ltd., Class A	4,600	11,546
	Luenmei Quantum Co., Ltd., Class A	21,560	45,115
	Luxi Chemical Group Co., Ltd., Class A	85,200	137,455
	Luxshare Precision Industry Co., Ltd., Class A	251,024	2,118,609
	Luzhou Laojiao Co., Ltd., Class A	62,829	1,062,649
	Maccura Biotechnology Co., Ltd., Class A	23,200	168,579
*	Mango Excellent Media Co., Ltd., Class A	35,992	351,331
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	52,557	115,944
*	Meituan Dianping, Class B	394,500	9,762,491
	Metallurgical Corp. of China, Ltd., Class H	3,852,000	651,643
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	1,700	30,495
	Ming Yang Smart Energy Group, Ltd.	28,900	66,172
	MLS Co., Ltd., Class A	78,500	199,961
	Momo, Inc., Sponsored ADR	331,507	6,122,934
	Muyuan Foodstuff Co., Ltd., Class A	140,905	1,846,173
	NanJi E-Commerce Co., Ltd., Class A	77,000	216,193
	Nanjing Iron & Steel Co., Ltd., Class A	423,700	199,799
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	8,580	58,078
*	Nanyang Topsec Technologies Group, Inc., Class A	28,600	96,269
	NARI Technology Co., Ltd., Class A	113,800	346,971
	NAURA Technology Group Co., Ltd., Class A	5,500	163,736

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NetEase, Inc., ADR	66,818	$30,630,708
	New China Life Insurance Co., Ltd., Class H	1,003,200	3,925,406
	New Hope Liuhe Co., Ltd., Class A	127,900	596,417
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	93,806	13,151,601
	Newland Digital Technology Co., Ltd., Class A	18,600	45,972
	Nine Dragons Paper Holdings, Ltd.	3,293,000	3,458,747
	Ninestar Corp., Class A	39,800	217,132
	Ningbo Zhoushan Port Co., Ltd., Class A	412,900	246,604
# *	NIO, Inc., ADR	288,313	3,442,457
	Northeast Securities Co., Ltd., Class A	17,900	28,770
	Offshore Oil Engineering Co., Ltd., Class A	227,700	157,099
	OFILM Group Co., Ltd., Class A	153,400	426,777
	Opple Lighting Co., Ltd., Class A	7,237	31,101
	Orient Securities Co., Ltd., Class H	1,280,000	861,961
	Oriental Pearl Group Co., Ltd., Class A	133,200	193,469
*	Ourpalm Co., Ltd., Class A	59,700	80,293
	Ovctek China, Inc., Class A	6,900	64,660
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	295,200	93,169
	PCI-Suntek Technology Co., Ltd., Class A	21,100	28,167
	People's Insurance Co. Group of China, Ltd. (The), Class H	7,749,000	2,521,215
	Perfect World Co., Ltd., Class A	40,800	224,418
#	PetroChina Co., Ltd., ADR	118,623	4,086,562
	PetroChina Co., Ltd., Class H	10,762,000	3,742,512
	PICC Property & Casualty Co., Ltd., Class H	8,297,198	6,556,783
*	Pinduoduo, Inc., ADR	66,289	6,085,330
	Ping An Bank Co., Ltd., Class A	562,800	1,074,813
*	Ping An Healthcare and Technology Co., Ltd.	208,800	3,567,905
	Ping An Insurance Group Co. of China, Ltd., Class H	5,575,000	58,823,058
*	Polaris Bay Group Co., Ltd., Class A	17,000	32,861
	Poly Developments and Holdings Group Co., Ltd., Class A	361,783	807,442
	Postal Savings Bank of China Co., Ltd., Class H	6,028,000	3,321,061
	Power Construction Corp. of China, Ltd., Class A	581,300	350,807
	Qianhe Condiment and Food Co., Ltd., Class A	6,600	32,853
	Qingdao Hanhe Cable Co., Ltd., Class A	53,581	39,527
	Qingdao Port International Co., Ltd., Class H	164,000	92,875
	Qingdao TGOOD Electric Co., Ltd., Class A	13,200	39,781
	Red Star Macalline Group Corp., Ltd., Class H	510,629	349,945
	Rongsheng Petro Chemical Co., Ltd., Class A	47,300	113,273
	SAIC Motor Corp, Ltd., Class A	254,600	663,055
	Sailun Group Co., Ltd., Class A	38,800	22,053
	Sanan Optoelectronics Co., Ltd., Class A	146,200	563,692
	Sangfor Technologies, Inc., Class A	1,900	58,261
	Sansteel Minguang Co., Ltd. Fujian, Class A	323,100	329,979
	Sany Heavy Industry Co., Ltd., Class A	421,234	1,274,133
	SDIC Power Holdings Co., Ltd., Class A	90,100	111,273
	Sealand Securities Co., Ltd., Class A	144,000	116,183
#	Seazen Group, Ltd.	5,844,000	5,542,160
*	Semiconductor Manufacturing International Corp.	4,132,600	16,181,013
	SF Holding Co., Ltd., Class A	110,600	1,121,340
	Shaanxi Coal Industry Co., Ltd., Class A	1,016,300	1,178,989
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	89,700	368,512
#	Shandong Gold Mining Co., Ltd., Class H	210,750	668,379
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	63,600	210,881
	Shandong Nanshan Aluminum Co., Ltd., Class A	182,210	61,914
	Shandong Sinocera Functional Material Co., Ltd., Class A	23,600	121,274
	Shandong Sun Paper Industry JSC, Ltd., Class A	300,350	546,292
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	3,608,000	9,188,052
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	36,200	81,141
	Shanghai AtHub Co., Ltd., Class A	4,800	66,337

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	23,600	$183,839
	Shanghai Baosight Software Co., Ltd., Class A	22,300	227,987
*	Shanghai Electric Group Co., Ltd., Class H	3,882,000	1,197,480
	Shanghai Electric Power Co., Ltd., Class A	33,600	37,793
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	746,500	3,535,921
	Shanghai International Airport Co Ltd, Class A	19,100	185,799
	Shanghai International Port Group Co., Ltd., Class A	61,300	39,599
	Shanghai Jahwa United Co., Ltd., Class A	35,100	234,109
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	22,900	129,433
	Shanghai M&G Stationery Inc, Class A	33,005	309,104
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,351,800	2,403,390
	Shanghai Pudong Development Bank Co., Ltd., Class A	256,928	381,185
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	4,700	71,583
	Shanghai RAAS Blood Products Co., Ltd., Class A	342,000	507,010
	Shanghai Tunnel Engineering Co., Ltd., Class A	23,800	20,537
	Shanghai Wanye Enterprises Co., Ltd., Class A	11,640	34,468
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	175,500	257,825
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	192,230	175,579
*	Shanxi Meijin Energy Co., Ltd., Class A	248,517	235,398
	Shanxi Securities Co., Ltd., Class A	40,560	48,069
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	106,900	54,392
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	31,900	823,785
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	318,630	192,206
	Shenergy Co., Ltd., Class A	43,000	35,091
	Shengyi Technology Co., Ltd., Class A	116,500	480,650
	Shennan Circuits Co., Ltd., Class A	17,282	381,257
	Shenwan Hongyuan Group Co., Ltd.	766,400	244,664
	Shenzhen Airport Co., Ltd., Class A	29,000	41,428
	Shenzhen Capchem Technology Co., Ltd., Class A	5,400	44,217
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	25,800	87,454
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	16,100	29,648
	Shenzhen Goodix Technology Co., Ltd., Class A	16,600	495,975
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	37,200	130,913
	Shenzhen Inovance Technology Co., Ltd., Class A	39,700	286,054
	Shenzhen International Holdings, Ltd.	129,753	211,749
	Shenzhen Kaifa Technology Co., Ltd., Class A	6,400	23,220
*	Shenzhen Kangtai Biological Products Co., Ltd., Class A	21,650	698,122
	Shenzhen Megmeet Electrical Co., Ltd., Class A	8,600	36,442
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	32,400	1,612,071
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	480,400	493,632
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	10,700	53,392
	Shenzhen SC New Energy Technology Corp., Class A	7,600	105,035
	Shenzhen Sinovatio Technology Co., Ltd., Class A	7,200	86,236
	Shenzhen Sunlord Electronics Co., Ltd., Class A	47,900	187,776
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	38,400	108,263
	Shenzhen Sunway Communication Co., Ltd., Class A	49,600	394,447
	Shenzhen Tagen Group Co., Ltd., Class A	137,273	168,490
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	21,216	107,947
	Shenzhou International Group Holdings, Ltd.	1,251,200	14,945,240
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	16,200	74,070
	Shimao Group Holdings, Ltd.	3,062,871	12,996,775
*	Siasun Robot & Automation Co., Ltd., Class A	25,500	57,185
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	107,593	346,689
	Sichuan Languang Development Co., Ltd., Class A	155,000	118,745
	Sichuan Swellfun Co., Ltd., Class A	15,900	145,231
	Sieyuan Electric Co., Ltd., Class A	16,000	64,871
	Sino Biopharmaceutical, Ltd.	20,119,500	26,283,866
	Sinochem International Corp., Class A	40,900	33,287
	Sinoma Science & Technology Co., Ltd., Class A	30,300	90,310

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sinopec Oilfield Service Corp., Class H	1,960,000	$141,868
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,955,000	657,926
	Sinopharm Group Co., Ltd., Class H	2,426,400	5,782,789
	Sinotruk Hong Kong, Ltd.	1,510,500	4,713,748
	Skshu Paint Co., Ltd., Class A	9,520	208,437
	Skyworth Digital Co., Ltd., Class A	13,400	24,399
	Spring Airlines Co., Ltd., Class A	29,700	168,896
	Sun Art Retail Group, Ltd.	4,995,500	6,942,743
#	Sunac China Holdings, Ltd.	4,813,000	22,694,521
	Sungrow Power Supply Co., Ltd., Class A	24,300	73,055
	Suning.com Co., Ltd., Class A	268,024	396,237
	Sunny Optical Technology Group Co., Ltd.	581,700	10,923,796
	Sunwoda Electronic Co., Ltd., Class A	32,900	112,588
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	62,200	261,477
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	205,700	264,513
*	Tahoe Group Co., Ltd., Class A	48,500	41,278
	Taiji Computer Corp., Ltd., Class A	5,039	23,553
	Tangshan Jidong Cement Co., Ltd., Class A	25,700	70,563
	Tasly Pharmaceutical Group Co., Ltd., Class A	15,500	38,531
	TBEA Co., Ltd., Class A	75,900	94,968
	TCL Technology Group Corp., Class A	198,400	177,810
*	Tech-Bank Food Co., Ltd., Class A	19,000	50,914
	Tecon Biology Co., Ltd., Class A	15,400	39,406
	Tencent Holdings, Ltd.	4,352,900	298,600,905
	Thunder Software Technology Co., Ltd., Class A	5,500	76,485
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	24,100	152,859
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	29,600	23,536
	Tianjin Guangyu Development Co., Ltd., Class A	42,400	50,348
	Tianma Microelectronics Co., Ltd., Class A	79,355	191,120
	Tianshui Huatian Technology Co., Ltd., Class A	45,200	107,201
	Tingyi Cayman Islands Holding Corp.	5,156,000	9,611,800
	Toly Bread Co., Ltd., Class A	8,300	71,650
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	37,200	73,177
	Tongkun Group Co., Ltd., Class A	214,200	443,332
	Tongwei Co., Ltd., Class A	443,300	1,733,130
*	Topchoice Medical Corp., Class A	3,700	93,570
	Transfar Zhilian Co., Ltd., Class A	136,526	112,365
	TravelSky Technology, Ltd., Class H	1,714,000	3,296,853
*	Trip.com Group Ltd., ADR	564,895	15,365,144
#	Tsingtao Brewery Co., Ltd., Class H	752,000	6,703,697
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	130,400	52,321
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	3,900	70,715
	Uni-President China Holdings, Ltd.	76,000	82,465
*	Unisplendour Corp., Ltd., Class A	58,200	366,042
	United Energy Group, Ltd.	6,242,000	1,096,079
	Valiant Co., Ltd., Class A	19,100	48,514
	Venustech Group Inc.,, Class A	13,200	74,589
	Victory Giant Technology Huizhou Co., Ltd., Class A	17,400	57,383
# *	Vipshop Holdings, Ltd., ADR	978,073	22,270,722
	Walvax Biotechnology Co., Ltd., Class A	9,900	114,699
	Wanhua Chemical Group Co., Ltd., Class A	156,800	1,517,881
	Want Want China Holdings, Ltd.	12,213,000	9,038,230
# *	Weibo Corp., Sponsored ADR	134,278	4,640,648
	Weichai Power Co., Ltd., Class H	3,524,800	7,548,940
	Weifu High-Technology Group Co., Ltd., Class A	33,838	106,862
	Weihai Guangwei Composites Co., Ltd., Class A	14,400	160,075
	Wens Foodstuffs Group Co., Ltd., Class A	363,480	1,237,574
	Will Semiconductor, Ltd., Class A	18,412	546,225
	Winning Health Technology Group Co., Ltd., Class A	9,100	30,119

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wolong Electric Group Co., Ltd., Class A	27,300	$47,266
*	Wonders Information Co., Ltd., Class A	21,868	84,029
	Wuchan Zhongda Group Co., Ltd., Class A	117,100	76,917
	Wuhan Guide Infrared Co., Ltd., Class A	5,820	32,581
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	106,804	698,196
	Wuhu Token Science Co., Ltd., Class A	184,500	322,308
	Wuliangye Yibin Co., Ltd., Class A	165,206	5,149,592
	WUS Printed Circuit Kunshan Co., Ltd., Class A	56,200	193,585
*	Wuxi Biologics Cayman, Inc.	117,000	2,415,329
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	18,700	117,802
	Wuxi Taiji Industry Co., Ltd., Class A	103,500	170,855
	XCMG Construction Machinery Co., Ltd., Class A	240,100	218,661
	Xiamen C & D, Inc., Class A	197,600	265,329
	Xiamen Faratronic Co., Ltd., Class A	3,500	30,275
	Xiamen Intretech, Inc., Class A	20,100	171,495
	Xiamen ITG Group Corp., Ltd., Class A	39,200	39,147
	Xiamen Kingdomway Group Co., Class A	16,295	137,222
	Xiamen Tungsten Co., Ltd., Class A	29,500	63,655
*	Xiaomi Corp., Class B	4,013,000	7,693,162
	Xinfengming Group Co., Ltd., Class A	7,400	11,250
	Xinhu Zhongbao Co., Ltd., Class A	510,500	249,327
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,032,359	1,039,244
	Xinjiang Tianshan Cement Co., Ltd., Class A	43,900	113,343
#	Xinyi Solar Holdings, Ltd.	6,776,170	7,436,745
	Xinyu Iron & Steel Co., Ltd., Class A	109,400	69,388
	Xuji Electric Co., Ltd., Class A	11,300	25,996
	Yang Quan Coal Industry Group Co., Ltd., Class A	54,400	37,948
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	7,300	25,903
	Yantai Eddie Precision Machinery Co., Ltd., Class A	19,501	165,387
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	59,500	267,522
	YanTai Shuangta Food Co., Ltd., Class A	9,300	21,042
	Yanzhou Coal Mining Co., Ltd., Class H	4,920,000	3,845,875
	Yealink Network Technology Corp., Ltd., Class A	12,000	108,778
	Yifan Pharmaceutical Co., Ltd., Class A	12,700	53,775
	Yifeng Pharmacy Chain Co., Ltd., Class A	11,000	136,150
	Yihai International Holding, Ltd.	861,000	10,563,103
	Yintai Gold Co., Ltd., Class A	91,700	250,448
	Yixintang Pharmaceutical Group Co., Ltd., Class A	4,800	21,961
	Yonghui Superstores Co., Ltd., Class A	346,200	445,988
	Yonyou Network Technology Co., Ltd., Class A	73,400	494,489
*	Youzu Interactive Co., Ltd., Class A	23,400	74,323
	Yum China Holdings, Inc.	404,145	20,708,390
	Yunda Holding Co., Ltd., Class A	52,390	180,154
	Yunnan Baiyao Group Co Ltd, Class A	29,300	460,333
*	Yunnan Copper Co., Ltd., Class A	50,200	106,212
	Yunnan Energy New Material Co., Ltd., Class A	25,485	291,506
*	Yunnan Tin Co., Ltd., Class A	74,300	110,093
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	19,450	569,379
*	Zhefu Holding Group Co., Ltd., Class A	39,500	31,764
	Zhejiang Century Huatong Group Co., Ltd., Class A	95,660	165,755
	Zhejiang Chint Electrics Co., Ltd., Class A	69,584	316,042
	Zhejiang Dingli Machinery Co., Ltd., Class A	15,370	195,596
	Zhejiang Expressway Co., Ltd., Class H	744,000	553,276
	Zhejiang Hailiang Co., Ltd., Class A	14,200	18,081
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	20,000	23,431
	Zhejiang Huafeng Spandex Co., Ltd., Class A	40,200	39,012
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	26,640	147,298
	Zhejiang Huayou Cobalt Co., Ltd., Class A	33,200	203,912

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	84,400	$157,523
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	6,500	23,118
	Zhejiang Longsheng Group Co., Ltd., Class A	213,500	452,367
	Zhejiang NHU Co., Ltd., Class A	123,400	520,442
	Zhejiang Runtu Co., Ltd., Class A	16,500	22,604
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	184,790	627,876
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	110,800	290,651
	Zhejiang Semir Garment Co., Ltd., Class A	17,900	19,059
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	3,500	52,411
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	22,600	69,879
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	77,000	150,692
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	3,900	37,690
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	39,056	84,669
	Zhengzhou Yutong Bus Co., Ltd., Class A	76,909	150,209
*	ZhongAn Online P&C Insurance Co., Ltd., Class H	27,000	161,871
	Zhongji Innolight Co., Ltd., Class A	6,600	56,025
	Zhongjin Gold Corp., Ltd., Class A	186,300	305,295
#	Zhongsheng Group Holdings, Ltd.	1,513,000	9,353,010
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	361,800	1,270,905
	Zhuzhou Kibing Group Co., Ltd., Class A	261,801	341,807
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	25,100	27,737
	Zijin Mining Group Co., Ltd., Class H	8,813,000	5,540,386
*	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2,238,600	2,307,987
#	ZTE Corp., Class H	750,885	2,223,792
	ZTO Express Cayman, Inc., ADR	385,998	14,301,226
TOTAL CHINA			1,955,745,500
COLOMBIA — (0.2%)
	Banco de Bogota SA	52,622	875,107
	Bancolombia SA, Sponsored ADR	69,079	1,928,686
	Bancolombia SA	196,369	1,409,775
	Cementos Argos SA	224,103	219,721
#	Ecopetrol SA, Sponsored ADR	79,999	931,188
	Ecopetrol SA	3,327,922	1,854,294
	Grupo Argos SA	402,382	1,099,463
	Grupo Aval Acciones y Valores SA, ADR	81,855	374,077
	Grupo de Inversiones Suramericana SA	293,882	1,527,273
*	Grupo Energia Bogota SA ESP	766,661	470,306
	Grupo Nutresa SA	173,509	938,892
	Interconexion Electrica SA ESP	448,456	2,306,551
TOTAL COLOMBIA			13,935,333
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	178,503	3,595,993
*	Komercni banka A.S.	44,490	1,031,876
	O2 Czech Republic A.S.	71,923	688,389
TOTAL CZECH REPUBLIC			5,316,258
EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	1,472,892	5,679,520
	Commercial International Bank Egypt S.A.E., GDR	770	2,969
TOTAL EGYPT			5,682,489
GREECE — (0.2%)
*	Alpha Bank AE	762,661	479,609
*	Eurobank Ergasias Services and Holdings SA, Class A	1,679,991	717,938
*	FF Group	12,618	13,377

The Emerging Markets Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Hellenic Petroleum SA	76,841	$476,931
	Hellenic Telecommunications Organization SA	262,977	3,869,320
	JUMBO SA	124,402	2,427,205
	Motor Oil Hellas Corinth Refineries SA	71,122	971,419
	Mytilineos SA	88,879	830,802
*	National Bank of Greece SA	392,915	521,150
	OPAP SA	319,281	2,892,329
	Terna Energy SA	78,450	1,029,640
	Titan Cement International SA	61,385	790,824
TOTAL GREECE			15,020,544
HUNGARY — (0.3%)
*	MOL Hungarian Oil & Gas P.L.C.	1,186,482	6,989,252
*	OTP Bank P.L.C.	262,272	9,393,764
	Richter Gedeon Nyrt	184,699	4,273,441
TOTAL HUNGARY			20,656,457
INDIA — (10.9%)
*	3M India, Ltd.	2,464	694,167
	ABB India, Ltd.	42,536	509,198
*	ABB Powar Products & System India, Ltd.	8,507	101,914
	ACC, Ltd.	91,975	1,752,289
	Adani Enterprises, Ltd.	131,784	311,398
	Adani Gas, Ltd.	248,317	505,834
*	Adani Green Energy, Ltd.	267,657	1,220,525
	Adani Ports & Special Economic Zone, Ltd.	981,634	4,122,843
*	Adani Power, Ltd.	1,288,677	608,403
*	Adani Transmissions, Ltd.	401,310	1,262,038
*	Aditya Birla Capital, Ltd.	902,487	655,426
*	Aditya Birla Fashion and Retail, Ltd.	26,155	43,314
	AIA Engineering, Ltd.	10,508	231,929
	Ambuja Cements, Ltd.	1,023,104	2,993,859
	Apollo Hospitals Enterprise, Ltd.	102,603	2,308,257
	Ashok Leyland, Ltd.	1,264,109	820,970
	Asian Paints, Ltd.	301,688	6,925,530
	Astral Poly Technik, Ltd.	9,818	126,955
	Aurobindo Pharma, Ltd.	749,582	8,797,025
*	Avenue Supermarts, Ltd.	79,439	2,183,447
	Axis Bank, Ltd.	1,501,934	8,665,313
	Bajaj Auto, Ltd.	87,505	3,504,442
	Bajaj Finance, Ltd.	195,036	8,485,665
	Bajaj Finserv, Ltd.	46,272	3,834,444
	Bajaj Holdings & Investment, Ltd.	65,332	2,299,458
	Balkrishna Industries, Ltd.	140,951	2,488,277
	Bandhan Bank, Ltd.	68,599	314,771
*	Bank of Baroda	1,343,142	835,622
	Bata India, Ltd.	32,925	557,314
	Bayer CropScience, Ltd.	3,229	239,357
	Berger Paints India, Ltd.	372,075	2,611,566
	Bharat Electronics, Ltd.	1,847,465	2,370,823
	Bharat Forge, Ltd.	348,724	1,773,963
	Bharat Petroleum Corp., Ltd.	536,738	2,962,841
*	Bharti Airtel, Ltd.	2,109,825	15,633,490
	Bharti Infratel, Ltd.	704,276	1,803,768
*	Biocon, Ltd.	359,735	1,972,250
	Bosch, Ltd.	11,674	2,043,735
	Britannia Industries, Ltd.	63,182	3,230,921
	Cadila Healthcare, Ltd.	546,772	2,854,305

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Castrol India, Ltd.	287,697	$437,273
	Cholamandalam Investment and Finance Co., Ltd.	687,891	1,858,664
	Cipla, Ltd.	537,720	5,175,811
	City Union Bank, Ltd.	45,561	73,616
	Coal India, Ltd.	771,890	1,335,118
	Colgate-Palmolive India, Ltd.	124,817	2,370,827
	Container Corp. Of India, Ltd.	383,872	2,305,290
	Coromandel International, Ltd.	5,122	53,292
	Dabur India, Ltd.	509,409	3,485,491
*	Dalmia Bharat, Ltd.	47,513	482,629
	Divi's Laboratories, Ltd.	107,580	3,759,932
	DLF, Ltd.	665,071	1,249,332
	Dr Reddy's Laboratories, Ltd., ADR	132,068	8,029,734
	Dr Reddy's Laboratories, Ltd.	18,774	1,137,614
	Edelweiss Financial Services, Ltd.	640,553	651,501
	Eicher Motors, Ltd.	17,878	4,918,993
	Emami, Ltd.	88,793	284,457
	Endurance Technologies, Ltd.	4,846	58,196
*	Future Retail, Ltd.	107,634	157,540
	GAIL India, Ltd.	2,491,096	3,224,199
	GAIL India, Ltd., GDR	102,369	785,430
	General Insurance Corp. of India	58,534	112,085
	Gillette India, Ltd.	2,559	171,694
	GlaxoSmithKline Pharmaceuticals, Ltd.	34,920	670,896
	Glenmark Pharmaceuticals, Ltd.	24,206	145,830
	Godrej Consumer Products, Ltd.	383,501	3,547,713
	Godrej Industries, Ltd.	16,959	80,147
*	Godrej Properties, Ltd.	39,365	490,476
	Grasim Industries, Ltd.	500,124	4,221,584
	Havells India, Ltd.	372,220	2,898,481
	HCL Technologies, Ltd.	1,502,888	14,145,881
	HDFC Asset Management Co., Ltd.	23,512	759,297
	HDFC Bank Ltd.	2,413,140	33,347,643
*	HDFC Life Insurance Co., Ltd.	340,923	2,856,294
*	Hemisphere Properties India, Ltd.	109,030	45,579
	Hero MotoCorp, Ltd.	131,435	4,670,662
	Hindalco Industries, Ltd.	2,897,154	6,370,980
	Hindustan Petroleum Corp., Ltd.	824,822	2,369,258
	Hindustan Unilever, Ltd.	860,496	25,385,110
	Honeywell Automation India, Ltd.	1,023	368,457
	Housing Development Finance Corp., Ltd.	937,070	22,342,735
*	ICICI Bank, Ltd., Sponsored ADR	1,133,676	10,645,213
*	ICICI Bank, Ltd.	1,115,137	5,195,432
	ICICI Lombard General Insurance Co., Ltd.	76,631	1,328,155
	ICICI Prudential Life Insurance Co., Ltd.	248,252	1,498,372
	IIFL Finance, Ltd.	74,239	66,773
	IIFL Securities, Ltd.	120,008	61,911
	IIFL Wealth Management, Ltd.	17,144	251,193
	Indian Hotels Co., Ltd. (The)	129,026	131,344
	Indian Oil Corp., Ltd.	1,272,598	1,504,523
*	Indraprastha Gas, Ltd.	285,841	1,543,256
	IndusInd Bank, Ltd.	173,449	1,209,318
	Info Edge India, Ltd.	53,029	2,259,663
	Infosys, Ltd., Sponsored ADR	1,345,607	17,291,050
	Infosys, Ltd.	2,766,813	35,640,517
	InterGlobe Aviation, Ltd.	48,289	629,125
	ITC, Ltd.	3,565,959	9,242,498
	JSW Steel, Ltd.	2,645,885	7,817,938
	Jubilant Foodworks, Ltd.	128,080	2,957,491

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kansai Nerolac Paints, Ltd.	148,155	$859,530
	Kotak Mahindra Bank, Ltd.	538,866	9,816,469
	Larsen & Toubro Infotech, Ltd.	82,694	2,661,991
	Larsen & Toubro, Ltd.	406,039	4,956,373
	LIC Housing Finance, Ltd.	170,926	600,018
	Lupin, Ltd.	508,768	6,277,349
*	Mahindra & Mahindra Financial Services, Ltd.	699,743	1,217,443
	Mahindra & Mahindra, Ltd.	1,210,838	9,855,346
	Marico, Ltd.	758,665	3,685,012
	Maruti Suzuki India, Ltd.	119,218	9,959,867
	Mindtree, Ltd.	3,904	56,571
	Motherson Sumi Systems, Ltd.	2,490,668	3,170,343
	Mphasis, Ltd.	149,384	2,292,973
	MRF, Ltd.	2,706	2,210,078
	Muthoot Finance, Ltd.	340,238	5,774,206
	Nestle India, Ltd.	30,761	6,780,941
	NHPC, Ltd.	2,345,278	634,247
	NMDC, Ltd.	397,000	446,050
	NTPC, Ltd.	1,349,584	1,566,401
	Oberoi Realty, Ltd.	59,136	273,880
	Oil & Natural Gas Corp., Ltd.	1,591,876	1,667,704
	Oracle Financial Services Software, Ltd.	37,250	1,459,398
	Page Industries, Ltd.	8,408	2,223,649
	Petronet LNG, Ltd.	1,665,237	5,505,516
	Pfizer, Ltd.	2,520	143,924
	PI Industries, Ltd.	3,550	83,781
	Pidilite Industries, Ltd.	132,772	2,412,088
	Piramal Enterprises, Ltd.	145,472	2,866,892
	Power Finance Corp., Ltd.	2,049,667	2,220,011
	Power Grid Corp. of India, Ltd.	1,472,433	3,508,051
	Procter & Gamble Hygiene & Health Care, Ltd.	11,092	1,527,977
*	Punjab National Bank	2,198,080	938,596
	Rajesh Exports, Ltd.	99,728	608,479
	Ramco Cements, Ltd. (The)	56,351	520,768
	REC, Ltd.	2,208,192	2,959,314
	Reliance Industries, Ltd.	2,692,974	74,580,244
*	SBI Life Insurance Co., Ltd.	132,215	1,608,700
	Shree Cement, Ltd.	10,117	2,926,532
	Shriram Transport Finance Co., Ltd.	318,970	2,942,514
	Shriram Transport Finance Co., Ltd.	42,563	393,983
	Siemens, Ltd.	46,139	715,981
	SRF, Ltd.	16,021	809,527
*	State Bank of India	1,062,397	2,703,829
*	State Bank of India, GDR	3,115	78,186
	Sun Pharmaceutical Industries, Ltd.	761,624	5,472,009
	Sun TV Network, Ltd.	97,318	502,974
	Sundaram Finance Holdings, Ltd.	27,690	17,385
	Sundaram Finance, Ltd.	29,312	497,565
	Tata Chemicals, Ltd.	103,755	425,567
	Tata Communications, Ltd.	109,030	1,108,251
	Tata Consultancy Services, Ltd.	941,839	28,727,178
	Tata Consumer Products, Ltd.	521,576	2,979,090
# *	Tata Motors, Ltd., Sponsored ADR	41,094	280,261
*	Tata Motors, Ltd.	6,345,700	8,828,466
	Tata Steel, Ltd.	795,395	3,930,372
	Tech Mahindra, Ltd.	940,107	8,534,780
	Titan Co., Ltd.	324,943	4,542,025
	Torrent Pharmaceuticals, Ltd.	88,263	3,140,846
	UltraTech Cement, Ltd.	105,617	5,819,575

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	United Breweries, Ltd.	118,663	$1,514,895
*	United Spirits, Ltd.	386,381	2,999,014
*	UPL, Ltd.	1,301,255	8,297,807
	Varun Beverages, Ltd.	13,519	127,865
	Vedanta, Ltd.	3,703,380	5,648,861
*	Vodafone Idea, Ltd.	662,516	74,105
	Voltas, Ltd.	71,701	571,024
	Whirlpool of India, Ltd.	27,842	773,786
	Wipro, Ltd.	1,810,760	6,768,364
	Zee Entertainment Enterprises, Ltd.	1,232,655	2,278,470
TOTAL INDIA			663,128,426
INDONESIA — (1.9%)
*	Ace Hardware Indonesia Tbk PT	11,832,300	1,417,874
	Adaro Energy Tbk PT	51,110,500	3,822,961
	Aneka Tambang Tbk	7,595,200	380,770
	Astra Agro Lestari Tbk PT	889,145	592,996
	Astra International Tbk PT	18,610,210	6,555,698
	Bank BTPN Syariah Tbk PT	49,700	11,786
	Bank Central Asia Tbk PT	7,632,900	16,349,457
	Bank Danamon Indonesia Tbk PT	4,650,879	875,409
	Bank Mandiri Persero Tbk PT	12,156,434	4,831,572
	Bank Negara Indonesia Persero Tbk PT	10,097,322	3,192,222
*	Bank Pan Indonesia Tbk PT	3,864,200	213,622
*	Bank Permata Tbk PT	7,533,700	656,184
	Bank Rakyat Indonesia Persero Tbk PT	59,710,700	12,970,069
	Bank Tabungan Negara Persero Tbk PT	898,100	78,362
*	Barito Pacific Tbk PT	53,199,500	3,480,816
	Bayan Resources Tbk PT	79,500	72,289
	Bukit Asam Tbk PT	10,954,400	1,531,853
*	Bumi Serpong Damai Tbk PT	9,912,200	470,721
	Charoen Pokphand Indonesia Tbk PT	9,149,900	3,907,129
	Ciputra Development Tbk PT	4,428,800	199,407
	Gudang Garam Tbk PT	1,030,300	3,532,635
	Indah Kiat Pulp & Paper Corp. Tbk PT	7,756,200	4,161,885
*	Indocement Tunggal Prakarsa Tbk PT	1,332,100	1,131,116
	Indofood CBP Sukses Makmur Tbk PT	2,919,800	1,840,087
	Indofood Sukses Makmur Tbk PT	11,811,100	5,234,823
	Japfa Comfeed Indonesia Tbk PT	525,300	38,339
	Jasa Marga Persero Tbk PT	3,461,813	933,948
	Kalbe Farma Tbk PT	28,240,200	3,037,879
	Mayora Indah Tbk PT	10,397,525	1,677,146
	Media Nusantara Citra Tbk PT	2,146,400	120,713
*	Merdeka Copper Gold Tbk PT	2,099,200	257,897
	Mitra Keluarga Karyasehat Tbk PT	4,366,400	717,629
	Pabrik Kertas Tjiwi Kimia Tbk PT	563,200	261,440
	Pakuwon Jati Tbk PT	17,021,800	495,827
	Perusahaan Gas Negara Tbk PT	14,270,600	1,240,536
	Sarana Menara Nusantara Tbk PT	38,313,400	2,985,720
	Semen Indonesia Persero Tbk PT	3,844,700	2,437,548
	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	213,042
*	Smartfren Telecom Tbk PT	49,239,100	482,492
	Surya Citra Media Tbk PT	4,411,300	388,939
	Telekomunikasi Indonesia Persero Tbk PT	35,399,000	7,383,520
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	99,464	2,040,007
	Tower Bersama Infrastructure Tbk PT	12,992,000	1,121,946
	Transcoal Pacific Tbk PT	179,600	48,222
	Unilever Indonesia Tbk PT	7,992,900	4,607,139
	United Tractors Tbk PT	4,737,496	6,942,879

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Vale Indonesia Tbk PT	3,854,400	$908,461
	Waskita Karya Persero Tbk PT	1,358,079	58,428
	XL Axiata Tbk PT	13,224,900	2,272,169
TOTAL INDONESIA			118,183,609
MALAYSIA — (2.3%)
*	AFFIN Bank Bhd	46,990	17,916
	AMMB Holdings Bhd	4,261,559	2,919,508
	Astro Malaysia Holdings Bhd	2,506,800	472,271
	Axiata Group Bhd	3,897,232	2,946,110
	Batu Kawan Bhd	105,400	380,710
	BIMB Holdings Bhd	1,185,355	955,195
	Carlsberg Brewery Malaysia Bhd, Class B	122,900	733,883
	CIMB Group Holdings Bhd	4,350,791	3,692,143
	Dialog Group Bhd	2,303,318	2,060,914
	DiGi.Com Bhd	3,696,120	3,705,870
	Fraser & Neave Holdings Bhd	226,900	1,739,998
	Gamuda Bhd	3,258,546	2,744,580
#	Genting Bhd	3,503,600	3,179,068
#	Genting Malaysia Bhd	5,054,700	2,725,590
	Genting Plantations Bhd	335,600	802,031
#	HAP Seng Consolidated Bhd	973,700	2,058,330
	Hartalega Holdings Bhd	1,889,700	9,080,228
	Heineken Malaysia Bhd	121,200	646,971
	Hong Leong Bank Bhd	607,666	2,157,287
#	Hong Leong Financial Group Bhd	557,283	1,778,346
	IHH Healthcare Bhd	941,700	1,202,828
	IJM Corp. Bhd	5,443,462	2,059,916
	Inari Amertron Bhd	3,580,200	1,815,535
	IOI Corp. Bhd	1,524,905	1,652,463
	IOI Properties Group Bhd	2,675,929	584,523
	Kossan Rubber Industries	580,000	2,416,600
	Kuala Lumpur Kepong Bhd	267,846	1,473,785
	LPI Capital Bhd	12,900	40,769
#	Malayan Banking Bhd	3,751,538	6,791,609
	Malaysia Airports Holdings Bhd	2,664,441	3,328,753
	Malaysia Building Society Bhd	1,846,160	233,495
#	Maxis Bhd	2,881,400	3,601,213
	MISC Bhd	821,598	1,529,490
	Nestle Malaysia Bhd	45,500	1,522,233
	Petronas Chemicals Group Bhd	2,366,000	3,462,051
	Petronas Dagangan Bhd	344,300	1,746,996
	Petronas Gas Bhd	680,800	2,707,388
	PPB Group Bhd	869,480	4,047,113
	Press Metal Aluminium Holdings Bhd	1,846,600	2,111,493
	Public Bank Bhd	3,656,014	14,674,466
#	QL Resources Bhd	1,175,190	2,703,052
#	RHB Bank Bhd	2,934,305	3,474,645
	Serba Dinamik Holdings Bhd	2,892,120	1,115,906
	Sime Darby Bhd	7,006,261	3,601,352
	Sime Darby Plantation Bhd	1,618,761	1,994,310
	Sime Darby Property Bhd	1,681,961	248,036
	Sunway Bhd	3,505,182	1,118,589
	Telekom Malaysia Bhd	1,604,564	1,514,238
	Tenaga Nasional Bhd	2,055,150	5,546,208
	TIME dotCom Bhd	99,200	255,460
	Top Glove Corp. Bhd	1,590,600	9,742,953
	United Plantations Bhd	77,000	253,957
	Westports Holdings Bhd	1,788,800	1,656,335

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Yinson Holdings Bhd	765,800	$1,134,827
	YTL Corp. Bhd	12,905,299	2,378,078
#	YTL Power International Bhd	1,177,997	196,329
TOTAL MALAYSIA			138,733,943
MEXICO — (2.4%)
	Alfa S.A.B. de C.V., Class A	10,584,843	5,745,446
#	America Movil S.A.B. de C.V.	39,307,613	24,815,635
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	1,383,423
#	Arca Continental S.A.B. de C.V.	583,514	2,927,665
#	Becle S.A.B. de C.V.	662,086	1,352,732
	Cemex S.A.B. de C.V.	25,115,105	7,696,473
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	29,997	1,241,576
	Coca-Cola Femsa S.A.B. de C.V.	415,925	1,727,803
#	El Puerto de Liverpool S.A.B. de C.V.	285,820	698,272
	Fomento Economico Mexicano S.A.B. de C.V.	1,044,437	6,429,471
#	Gruma S.A.B. de C.V., Class B	555,226	6,509,030
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	11,244	754,360
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	466,141	3,141,189
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	32,933	3,287,701
#	Grupo Bimbo S.A.B. de C.V., Class A	2,911,304	5,264,025
#	Grupo Carso S.A.B. de C.V.	793,269	1,568,359
	Grupo Elektra S.A.B. de C.V.	93,086	4,985,779
	Grupo Financiero Banorte S.A.B. de C.V., Class O	4,123,565	14,769,237
# *	Grupo Financiero Inbursa S.A.B. de C.V., Class O	3,772,596	2,720,744
	Grupo Mexico S.A.B. de C.V., Class B	4,492,970	11,380,306
*	Grupo Qumma S.A. de C.V., Class B	1,591	0
*	Grupo Televisa S.A.B., Sponsored ADR	221,037	1,235,597
# *	Grupo Televisa S.A.B.	3,855,546	4,324,171
#	Industrias Penoles S.A.B. de C.V.	342,561	5,109,246
	Infraestructura Energetica Nova S.A.B. de C.V.	382,144	1,133,296
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,340,544	3,848,147
	Megacable Holdings S.A.B. de C.V.	235,468	704,447
	Orbia Advance Corp. S.A.B. de C.V.	3,444,833	5,462,510
	Organizacion Soriana S.A.B. de C.V., Class B	905,502	659,953
*	Promotora y Operadora de Infraestructura S.A.B. de C.V.	299,377	2,194,579
#	Wal-Mart de Mexico S.A.B. de C.V.	4,797,709	11,292,024
TOTAL MEXICO			144,363,196
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	15,158	123,540
#	Cia de Minas Buenaventura SAA, ADR	125,122	1,483,947
	Credicorp, Ltd.	53,103	6,753,109
*	Grana y Montero SAA, Sponsored ADR	91,004	212,949
TOTAL PERU			8,573,545
PHILIPPINES — (1.0%)
	Aboitiz Equity Ventures, Inc.	1,487,570	1,463,241
	Aboitiz Power Corp.	1,440,600	753,629
*	Alliance Global Group, Inc.	4,240,900	492,784
*	Altus Property Ventures, Inc.	42,921	12,489
	Ayala Corp.	175,872	2,613,274
	Ayala Land, Inc.	8,733,718	5,923,020
	Bank of the Philippine Islands	1,309,282	1,818,188
	BDO Unibank, Inc.	1,553,962	2,778,997
	Bloomberry Resorts Corp.	590,500	76,205
	DMCI Holdings, Inc.	4,032,800	292,586
	Emperador, Inc.	1,979,300	366,539

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Fwbc Holdings, Inc.	2,006,957	$0
	Globe Telecom, Inc.	43,990	1,846,114
	GT Capital Holdings, Inc.	150,946	1,354,027
	International Container Terminal Services, Inc.	1,699,940	3,337,344
	JG Summit Holdings, Inc.	3,424,600	4,361,790
	Jollibee Foods Corp.	766,260	2,107,749
	LT Group, Inc.	4,036,300	618,467
	Manila Electric Co.	218,900	1,181,796
	Megaworld Corp.	22,411,000	1,371,195
	Metro Pacific Investments Corp.	12,417,700	791,570
	Metropolitan Bank & Trust Co.	2,147,218	1,499,648
#	PLDT, Inc., Sponsored ADR	115,106	3,066,424
	PLDT, Inc.	120,010	3,250,022
	Puregold Price Club, Inc.	2,182,700	2,130,705
	Robinsons Land Corp.	3,219,282	1,011,388
	Robinsons Retail Holdings, Inc.	560,060	702,579
	San Miguel Corp.	1,458,460	2,944,461
	San Miguel Food and Beverage, Inc.	48,780	64,455
	Security Bank Corp.	383,590	720,379
	SM Investments Corp.	120,383	2,197,969
	SM Prime Holdings, Inc.	7,772,210	4,765,832
*	Top Frontier Investment Holdings, Inc.	9,805	24,476
	Universal Robina Corp.	970,870	2,424,602
TOTAL PHILIPPINES			58,363,944
POLAND — (0.9%)
*	AmRest Holdings SE	72,397	376,669
	Asseco Poland SA	13,849	237,133
#	Bank Handlowy w Warszawie SA	50,956	498,361
*	Bank Millennium SA	679,523	519,781
*	Bank Polska Kasa Opieki SA	80,250	1,082,980
*	CD Projekt SA	46,198	4,957,017
	Cyfrowy Polsat SA	415,155	3,084,743
# *	Dino Polska SA	64,201	3,554,243
#	Grupa Lotos SA	262,646	3,393,554
*	ING Bank Slaski SA	34,547	1,217,715
*	KGHM Polska Miedz SA	245,145	8,253,011
*	LPP SA	2,006	3,692,770
# *	mBank SA	27,042	1,345,835
*	Orange Polska SA	921,255	1,727,534
*	PGE Polska Grupa Energetyczna SA	1,423,682	2,504,724
#	Polski Koncern Naftowy Orlen SA	546,401	7,780,024
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	1,513,985
# *	Powszechna Kasa Oszczednosci Bank Polski SA	720,863	4,175,048
#	Powszechny Zaklad Ubezpieczen SA	733,721	5,289,060
*	Santander Bank Polska SA	28,970	1,162,045
TOTAL POLAND			56,366,232
QATAR — (0.1%)
	Industries Qatar QSC	155,185	332,997
	Masraf Al Rayan QSC	1,002,013	1,088,160
	Mesaieed Petrochemical Holding Co.	655,452	373,499
	Ooredoo QPSC	228,359	422,922
	Qatar Electricity & Water Co QSC	201,174	938,416
	Qatar Fuel QSC	57,006	253,887
	Qatar Gas Transport Co., Ltd.	562,270	433,887
	Qatar Islamic Bank SAQ	179,075	793,258

The Emerging Markets Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar National Bank QPSC	753,745	$3,753,451
TOTAL QATAR			8,390,477
RUSSIA — (1.3%)
	Gazprom PJSC, Sponsored ADR	1,532,757	7,409,539
	Gazprom PJSC, Sponsored ADR	482,460	2,364,054
	Lukoil PJSC, Sponsored ADR	192,751	13,075,334
	Magnitogorsk Iron & Steel Works PJSC, GDR	199,210	1,388,406
*	Mail.Ru Group, Ltd., GDR	26,729	706,982
	MMC Norilsk Nickel PJSC, ADR	1,184	31,222
	MMC Norilsk Nickel PJSC, ADR	384,564	10,045,508
	Mobile TeleSystems PJSC, Sponsored ADR	433,757	3,843,087
	Novatek PJSC, GDR	16,461	2,398,322
	Novolipetsk Steel PJSC, GDR	106,412	2,060,951
	Novolipetsk Steel PJSC, GDR	1,038	20,283
	PhosAgro PJSC, GDR	83,207	983,270
	PhosAgro PJSC, GDR	2,148	25,389
	Polyus PJSC, GDR	18,709	2,142,180
	Polyus PJSC, GDR	1,468	167,856
	Rosneft Oil Co. PJSC, GDR	71,061	336,687
	Rosneft Oil Co. PJSC, GDR	700,727	3,323,789
	Rostelecom PJSC, Sponsored ADR	13,063	93,988
	Rostelecom PJSC, Sponsored ADR	78,867	566,594
	RusHydro PJSC, ADR	8,031	7,907
	RusHydro PJSC, ADR	1,081,757	1,081,354
	Sberbank of Russia PJSC, Sponsored ADR	998,144	11,844,279
	Severstal PAO, GDR	168,948	2,057,516
	Severstal PAO, GDR	2,996	36,581
*	Tatneft PJSC, Sponsored ADR	137,960	6,140,527
*	Tatneft PJSC, Sponsored ADR	11,886	532,493
	VEON, Ltd., ADR	312,837	528,695
	VTB Bank PJSC, GDR	1,358,280	1,332,712
	VTB Bank PJSC, GDR	1,104,344	1,093,301
	X5 Retail Group NV, GDR	114,794	4,311,663
TOTAL RUSSIA			79,950,469
SAUDI ARABIA — (0.9%)
	Abdullah Al Othaim Markets Co.	28,824	920,707
	Advanced Petrochemical Co.	81,282	1,107,798
	Al Rajhi Bank	686,612	10,791,107
*	Alinma Bank	910,416	3,542,245
	Almarai Co. JSC	107,806	1,540,526
	Arab National Bank	29,308	152,049
	Bank AlBilad	234,029	1,464,255
	Bank Al-Jazira	348,224	1,106,776
	Banque Saudi Fransi	37,504	299,773
	Bupa Arabia for Cooperative Insurance Co.	20,747	655,780
*	Co. for Cooperative Insurance (The)	19,829	429,856
*	Dar Al Arkan Real Estate Development Co.	84,873	164,042
*	Etihad Etisalat Co.	532,671	3,836,155
	Jarir Marketing Co.	27,499	1,125,247
	Mouwasat Medical Services Co.	10,981	320,975
	National Commercial Bank	344,306	3,330,584
	National Petrochemical Co.	6,803	43,603
*	Rabigh Refining & Petrochemical Co.	175,173	593,549
	Riyad Bank	201,448	909,911
	Sahara International Petrochemical Co.	248,905	959,775
	Samba Financial Group	242,211	1,668,392

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Arabian Fertilizer Co.	41,903	$872,731
*	Saudi Arabian Mining Co.	70,070	680,637
	Saudi Basic Industries Corp.	250,875	5,937,659
	Saudi British Bank (The)	87,725	566,170
	Saudi Electricity Co.	222,526	926,906
	Saudi Industrial Investment Group	12,889	63,053
*	Saudi Investment Bank (The)	9,546	33,837
*	Saudi Kayan Petrochemical Co.	362,930	784,490
	Saudi Telecom Co.	162,415	4,227,507
	Savola Group (The)	180,508	2,231,317
	Yanbu National Petrochemical Co.	75,760	1,048,309
TOTAL SAUDI ARABIA			52,335,721
SOUTH AFRICA — (4.9%)
	Absa Group, Ltd.	1,699,931	7,878,365
	Anglo American Platinum, Ltd.	76,702	5,887,888
	AngloGold Ashanti, Ltd., Sponsored ADR	674,048	21,697,605
*	Aspen Pharmacare Holdings, Ltd.	725,979	5,616,375
	Bid Corp., Ltd.	370,728	6,114,685
#	Bidvest Group, Ltd. (The)	983,621	7,592,714
	Capitec Bank Holdings, Ltd.	58,195	3,011,081
	Clicks Group, Ltd.	444,655	5,934,011
#	Discovery, Ltd.	835,792	5,434,817
	Exxaro Resources, Ltd.	706,515	5,573,475
	FirstRand, Ltd.	4,580,060	10,431,360
	Foschini Group, Ltd. (The)	71,166	291,985
	Gold Fields, Ltd.	61,553	813,983
	Gold Fields, Ltd., Sponsored ADR	3,321,543	43,478,998
#	Impala Platinum Holdings, Ltd.	1,398,536	12,484,760
	Investec, Ltd.	596,531	1,167,758
	Kumba Iron Ore, Ltd.	108,115	3,496,211
	Liberty Holdings, Ltd.	93,928	380,526
	Life Healthcare Group Holdings, Ltd.	2,525,140	2,576,820
	Momentum Metropolitan Holdings	30,118	29,303
	Mr. Price Group, Ltd.	439,100	3,247,290
	MTN Group, Ltd.	4,077,215	14,260,935
*	MultiChoice Group, Ltd.	901,332	5,553,998
	Naspers, Ltd., Class N	236,845	43,094,238
	Nedbank Group, Ltd.	878,815	5,393,658
	NEPI Rockcastle P.L.C.	517,613	2,682,872
*	Ninety One, Ltd.	298,265	867,297
# *	Northam Platinum, Ltd.	582,202	4,595,674
	Old Mutual, Ltd.	7,858,201	5,276,708
	Pepkor Holdings, Ltd.	189,137	110,234
	PSG Group, Ltd.	289,732	2,592,186
	Sanlam, Ltd.	1,854,766	6,563,817
	Santam, Ltd.	2,843	44,057
*	Sasol, Ltd., Sponsored ADR	742,393	5,961,416
#	Shoprite Holdings, Ltd.	1,061,701	6,486,014
*	Sibanye Stillwater, Ltd.	3,791,309	10,724,827
# *	Sibanye Stillwater, Ltd., ADR	395,460	4,444,970
	SPAR Group, Ltd. (The)	263,652	2,540,024
	Standard Bank Group, Ltd.	2,025,494	12,881,971
# *	Steinhoff International Holdings NV	3,896,458	228,674
	Tiger Brands, Ltd.	393,536	4,052,561
	Vodacom Group, Ltd.	888,759	6,669,095
	Woolworths Holdings, Ltd.	1,783,173	3,298,008
TOTAL SOUTH AFRICA			301,463,244

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (13.3%)
# *	Alteogen, Inc.	14,946	$2,396,909
	Amorepacific Corp.	20,758	2,900,856
	AMOREPACIFIC Group	19,744	884,353
	BGF retail Co., Ltd.	12,966	1,354,858
	BNK Financial Group, Inc.	356,190	1,539,539
	Bukwang Pharmaceutical Co., Ltd.	20,716	644,385
*	Celltrion Pharm, Inc.	11,333	1,123,419
# *	Celltrion, Inc.	67,643	16,862,771
	Cheil Worldwide, Inc.	121,186	1,956,070
	CJ CheilJedang Corp.	16,946	5,498,447
	CJ Corp.	56,308	3,898,513
	CJ ENM Co., Ltd.	23,451	2,271,140
*	CJ Logistics Corp.	16,818	2,163,462
	Com2uSCorp	13,570	1,373,974
	Coway Co., Ltd.	59,427	3,831,051
	Daelim Industrial Co., Ltd.	64,004	4,501,900
*	Daewoo Engineering & Construction Co., Ltd.	461,494	1,354,297
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	1,431,606
	Daewoong Pharmaceutical Co., Ltd.	3,379	313,444
	DB HiTek Co., Ltd.	9,251	267,258
	DB Insurance Co., Ltd.	133,456	5,278,317
	DGB Financial Group, Inc.	38,336	166,122
	Dongsuh Cos., Inc.	32,900	596,883
	Doosan Bobcat, Inc.	84,634	1,916,856
*	Doosan Fuel Cell Co., Ltd.	51,053	1,969,540
*	Doosan Heavy Industries & Construction Co., Ltd.	378,754	3,340,544
# *	Doosan Infracore Co., Ltd.	339,079	2,030,085
# *	Doosan Solus Co., Ltd.	28,141	893,448
	Douzone Bizon Co., Ltd.	33,863	2,985,735
	E-MART, Inc.	31,648	3,030,009
	Eo Technics Co., Ltd.	2,883	269,736
	F&F Co., Ltd.	10,001	687,661
	Fila Holdings Corp.	112,043	3,151,463
*	Genexine Co., Ltd.	11,354	1,176,535
	Grand Korea Leisure Co., Ltd.	12,776	136,911
#	Green Cross Corp.	4,594	877,646
	Green Cross Holdings Corp.	7,354	163,561
	GS Engineering & Construction Corp.	164,377	3,727,268
	GS Holdings Corp.	189,684	5,582,611
	GS Home Shopping, Inc.	2,176	193,834
	GS Retail Co., Ltd.	78,136	2,255,104
	Hana Financial Group, Inc.	429,523	10,658,704
# *	Hanall Biopharma Co., Ltd.	29,892	728,099
#	Hanjin Kal Corp.	6,710	473,316
	Hankook Tire & Technology Co., Ltd.	186,539	4,084,954
	Hanmi Pharm Co., Ltd.	6,683	1,480,208
	Hanmi Science Co., Ltd.	10,825	384,217
	Hanon Systems	248,636	2,082,053
	Hanssem Co., Ltd.	11,203	959,986
*	Hanwha Aerospace Co., Ltd.	50,714	1,038,417
	Hanwha Corp.	55,979	1,195,551
	Hanwha Life Insurance Co., Ltd.	434,367	535,154
	Hanwha Solutions Corp.	178,195	3,825,045
# *	Helixmith Co., Ltd.	13,586	617,770
	Hite Jinro Co., Ltd.	39,010	1,364,512
# *	HLB, Inc.	31,752	2,233,654
*	HMM Co., Ltd	141,234	699,080
	Hotel Shilla Co., Ltd.	55,107	3,260,523
*	Hugel, Inc.	5,757	759,828

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Corp.	11,509	$661,188
	Hyundai Department Store Co., Ltd.	16,926	849,208
	Hyundai Elevator Co., Ltd.	26,047	1,014,601
	Hyundai Engineering & Construction Co., Ltd.	129,985	3,754,753
	Hyundai Glovis Co., Ltd.	40,508	3,797,634
	Hyundai Greenfood Co., Ltd.	19,477	129,226
	Hyundai Heavy Industries Holdings Co., Ltd.	13,834	2,751,373
	Hyundai Home Shopping Network Corp.	3,380	172,022
	Hyundai Marine & Fire Insurance Co., Ltd.	236,365	4,626,122
	Hyundai Mipo Dockyard Co., Ltd.	38,423	1,009,402
	Hyundai Mobis Co., Ltd.	37,378	6,467,767
	Hyundai Motor Co.	90,166	9,617,170
*	Hyundai Rotem Co., Ltd.	34,517	524,296
	Hyundai Steel Co.	135,445	2,828,814
	Hyundai Wia Corp.	15,500	495,950
	Iljin Materials Co., Ltd.	18,099	772,677
	Industrial Bank of Korea	489,000	3,336,699
	Innocean Worldwide, Inc.	3,469	145,532
#	Kakao Corp.	19,955	5,789,252
	Kangwon Land, Inc.	98,581	1,892,585
	KB Financial Group, Inc.	221,779	6,563,600
	KB Financial Group, Inc., ADR	31,200	912,912
	KCC Corp.	6,967	787,558
*	KCC Glass Corp.	1,840	49,678
	KEPCO Plant Service & Engineering Co., Ltd.	40,998	1,013,317
	Kia Motors Corp.	342,300	11,650,650
	KIWOOM Securities Co., Ltd.	30,408	2,455,720
# *	KMW Co., Ltd.	45,444	2,725,673
	Koh Young Technology, Inc.	10,284	848,871
	Kolon Industries, Inc.	25,790	731,961
	Korea Aerospace Industries, Ltd.	37,044	747,242
*	Korea Electric Power Corp., Sponsored ADR	93,784	734,329
*	Korea Electric Power Corp.	108,108	1,734,383
	Korea Gas Corp.	41,078	875,905
	Korea Investment Holdings Co., Ltd.	100,674	4,123,611
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	42,167	3,166,592
	Korea Zinc Co., Ltd.	12,663	4,403,276
*	Korean Air Lines Co., Ltd.	309,870	4,539,378
	Korean Reinsurance Co.	47,885	286,718
#	KT Corp., Sponsored ADR	82,100	809,506
	KT&G Corp.	100,714	6,835,852
	Kumho Petrochemical Co., Ltd.	46,773	3,326,812
*	Kumho Tire Co., Inc.	58,292	141,569
	LEENO Industrial, Inc.	10,832	1,252,795
	LG Chem, Ltd.	29,305	14,032,394
	LG Corp.	114,555	7,113,560
# *	LG Display Co., Ltd., ADR	615,841	3,270,116
# *	LG Display Co., Ltd.	501,190	5,305,146
	LG Electronics, Inc.	320,927	19,083,837
	LG Household & Health Care, Ltd.	10,072	11,616,321
	LG Innotek Co., Ltd.	39,004	5,294,155
	LG Uplus Corp.	528,937	5,091,744
	Lotte Chemical Corp.	22,335	3,167,550
	Lotte Chilsung Beverage Co., Ltd.	2,395	203,485
	Lotte Corp.	45,451	1,186,862
	LOTTE Fine Chemical Co., Ltd.	31,347	1,152,980
#	Lotte Shopping Co., Ltd.	16,661	1,092,123
	LS Corp.	22,542	795,569
	LS Electric Co., Ltd.	29,722	1,340,329

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Macquarie Korea Infrastructure Fund	332,855	$3,160,167
	Mando Corp.	97,804	2,270,102
	Medy-Tox, Inc.	2,228	323,607
	Meritz Financial Group, Inc.	96,554	690,194
	Meritz Fire & Marine Insurance Co., Ltd.	189,338	1,974,176
	Meritz Securities Co., Ltd.	658,892	1,706,431
	Mirae Asset Daewoo Co., Ltd.	468,090	3,108,089
	NAVER Corp.	72,831	18,502,838
	NCSoft Corp.	10,480	7,141,029
*	Netmarble Corp.	8,386	902,101
	NH Investment & Securities Co., Ltd.	231,584	1,709,845
*	NHN Corp.	17,803	1,233,633
	NongShim Co., Ltd.	3,552	1,102,033
*	OCI Co., Ltd.	24,570	1,160,529
	Orion Corp.	8,589	966,108
	Orion Holdings Corp.	48,232	504,260
	Ottogi Corp.	1,318	617,017
*	Pan Ocean Co., Ltd.	431,074	1,275,983
	Paradise Co., Ltd.	63,797	702,821
*	Pearl Abyss Corp.	11,442	1,812,333
	POSCO, Sponsored ADR	62,343	2,494,967
	POSCO	70,065	11,306,341
	POSCO Chemical Co., Ltd.	14,633	932,571
	Posco International Corp.	165,596	1,930,611
	RFHIC Corp.	2,493	76,452
	S-1 Corp.	27,240	2,069,276
*	Samsung Biologics Co., Ltd.	6,438	3,969,400
	Samsung C&T Corp.	50,541	4,502,012
	Samsung Card Co., Ltd.	50,985	1,210,894
	Samsung Electro-Mechanics Co., Ltd.	66,506	7,867,759
	Samsung Electronics Co., Ltd., GDR	26,418	32,036,932
	Samsung Electronics Co., Ltd.	4,912,950	240,114,732
*	Samsung Engineering Co., Ltd.	275,085	2,759,056
	Samsung Fire & Marine Insurance Co., Ltd.	55,004	7,917,265
*	Samsung Heavy Industries Co., Ltd.	745,218	3,591,246
	Samsung Life Insurance Co., Ltd.	87,305	3,487,659
	Samsung SDI Co., Ltd.	18,807	6,296,235
	Samsung SDS Co., Ltd.	22,002	3,083,694
	Samsung Securities Co., Ltd.	102,128	2,486,403
#	Seegene, Inc.	11,033	2,407,257
	SFA Engineering Corp.	31,691	939,187
	Shinhan Financial Group Co., Ltd.	354,020	8,883,516
#	Shinhan Financial Group Co., Ltd., ADR	56,372	1,399,717
	Shinsegae International, Inc.	2,532	315,161
	Shinsegae, Inc.	18,532	3,260,720
	SK Holdings Co., Ltd.	28,479	5,308,401
	SK Hynix, Inc.	649,088	45,446,706
	SK Innovation Co., Ltd.	68,025	7,278,008
	SK Materials Co., Ltd.	9,016	1,857,953
	SK Networks Co., Ltd.	438,461	1,876,415
	SK Telecom Co., Ltd.	14,801	2,741,296
	SKC Co., Ltd.	25,685	1,511,894
	S-Oil Corp.	32,131	1,651,293
	Soulbrain Holdings Co., Ltd.	19,104	1,537,749
	Ssangyong Cement Industrial Co., Ltd.	189,600	805,504
	Taekwang Industrial Co., Ltd.	224	128,303
*	WONIK IPS Co., Ltd.	25,087	812,130
	Woori Financial Group, Inc.	688,663	4,925,480
	Young Poong Corp.	273	119,437

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Youngone Corp.	39,262	$796,433
	Yuhan Corp.	51,735	2,487,909
*	Yungjin Pharmaceutical Co., Ltd.	41,594	228,940
TOTAL SOUTH KOREA			810,195,752
TAIWAN — (15.9%)
	Accton Technology Corp.	589,000	4,614,217
	Acer, Inc.	4,562,811	3,152,091
	Advantech Co., Ltd.	314,190	3,306,597
	Airtac International Group	137,518	2,884,765
	ASE Technology Holding Co., Ltd., ADR	133,966	671,171
#	ASE Technology Holding Co., Ltd.	7,079,782	18,138,199
	Asia Cement Corp.	4,335,758	5,910,298
	Asustek Computer, Inc.	844,180	6,226,137
*	AU Optronics Corp.	13,538,873	4,612,086
	Catcher Technology Co., Ltd.	1,138,429	8,405,774
	Cathay Financial Holding Co., Ltd.	6,613,340	8,940,058
	Chailease Holding Co., Ltd.	2,634,811	11,026,675
	Chang Hwa Commercial Bank, Ltd.	8,727,413	5,657,732
	Cheng Shin Rubber Industry Co., Ltd.	3,306,965	3,836,008
	Chicony Electronics Co., Ltd.	1,182,497	3,502,491
*	China Airlines, Ltd.	9,779,536	2,667,653
	China Development Financial Holding Corp.	17,532,121	5,171,074
	China Life Insurance Co., Ltd.	4,293,933	2,978,113
	China Petrochemical Development Corp.	2,673,300	738,161
	China Steel Corp.	19,804,932	13,398,178
	Chipbond Technology Corp.	1,246,000	2,543,777
	Chroma ATE, Inc.	549,000	3,085,077
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	167,892	6,191,857
	Chunghwa Telecom Co., Ltd.	1,462,000	5,463,688
	Compal Electronics, Inc.	9,684,541	6,150,709
	CTBC Financial Holding Co., Ltd.	16,844,175	11,154,937
	Delta Electronics, Inc.	1,676,486	11,459,554
	E Ink Holdings, Inc.	456,000	636,958
	E.Sun Financial Holding Co., Ltd.	17,382,049	16,083,709
#	Eclat Textile Co., Ltd.	302,402	3,574,308
	Eternal Materials Co., Ltd.	808,591	854,456
	Eva Airways Corp.	8,294,758	3,075,632
*	Evergreen Marine Corp. Taiwan, Ltd.	5,774,222	2,167,371
	Far Eastern International Bank	412,653	154,954
	Far Eastern New Century Corp.	5,649,085	4,939,964
	Far EasTone Telecommunications Co., Ltd.	3,371,000	7,262,749
	Feng TAY Enterprise Co., Ltd.	405,466	2,428,576
	First Financial Holding Co., Ltd.	11,521,297	9,284,387
#	Formosa Chemicals & Fibre Corp.	2,375,518	5,465,277
	Formosa Petrochemical Corp.	634,000	1,767,090
	Formosa Plastics Corp.	2,134,153	5,715,693
	Formosa Sumco Technology Corp.	156,000	691,533
	Formosa Taffeta Co., Ltd.	1,357,000	1,399,631
	Foxconn Technology Co., Ltd.	1,456,627	2,698,612
	Fubon Financial Holding Co., Ltd.	6,213,233	8,848,799
#	General Interface Solution Holding, Ltd.	378,000	1,775,709
	Genius Electronic Optical Co., Ltd.	119,695	2,768,140
	Giant Manufacturing Co., Ltd.	462,506	4,870,250
#	Globalwafers Co., Ltd.	293,000	4,194,223
	Highwealth Construction Corp.	1,156,856	1,689,827
	Hiwin Technologies Corp.	373,205	3,936,024
	Hon Hai Precision Industry Co., Ltd.	7,717,322	20,625,529
	Hotai Motor Co., Ltd.	272,000	6,220,888

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co., Ltd.	10,096,308	$6,924,610
	Innolux Corp.	13,005,241	3,683,440
	Inventec Corp.	5,188,550	4,419,146
#	ITEQ Corp.	142,455	650,474
	King's Town Bank Co., Ltd.	642,000	786,430
#	Largan Precision Co., Ltd.	69,860	9,115,924
	Lien Hwa Industrial Holdings Corp.	87,780	140,651
	Lite-On Technology Corp.	4,435,410	7,503,779
#	Macronix International	3,915,074	4,230,491
	MediaTek, Inc.	778,995	18,600,884
	Mega Financial Holding Co., Ltd.	6,435,369	7,104,350
	Merida Industry Co., Ltd.	184,287	1,700,418
#	Micro-Star International Co., Ltd.	1,429,000	6,357,323
	momo.com, Inc.	33,000	732,425
	Nan Ya Plastics Corp.	2,955,599	6,163,356
	Nanya Technology Corp.	2,092,010	4,328,999
	Nien Made Enterprise Co., Ltd.	368,000	4,040,489
	Novatek Microelectronics Corp.	656,000	6,502,832
	Parade Technologies, Ltd.	86,000	3,743,544
	Pegatron Corp.	3,664,345	7,687,256
#	Phison Electronics Corp.	298,000	2,989,782
#	Pou Chen Corp.	5,223,487	4,735,541
#	Powertech Technology, Inc.	2,453,819	8,197,393
	Poya International Co., Ltd.	55,275	1,160,700
	President Chain Store Corp.	659,831	6,302,794
	Qisda Corp.	2,157,000	1,231,497
	Quanta Computer, Inc.	3,969,000	11,089,264
	Radiant Opto-Electronics Corp.	865,000	3,698,226
	Realtek Semiconductor Corp.	282,950	3,609,925
	Ruentex Development Co., Ltd.	428,230	742,345
	Ruentex Industries, Ltd.	220,109	482,114
*	Shin Kong Financial Holding Co., Ltd.	17,542,761	5,097,914
	Silergy Corp.	45,000	2,699,573
#	Simplo Technology Co., Ltd.	338,000	3,756,860
	Sino-American Silicon Products, Inc.	1,508,000	5,034,352
	SinoPac Financial Holdings Co., Ltd.	14,729,623	5,354,315
	Standard Foods Corp.	839,418	1,756,093
	Synnex Technology International Corp.	2,227,343	3,327,003
	TA Chen Stainless Pipe	1,381,080	1,097,841
	Taichung Commercial Bank Co., Ltd.	1,425,688	569,417
	Taishin Financial Holding Co., Ltd.	16,215,307	7,389,900
	Taiwan Business Bank	9,559,685	3,297,730
#	Taiwan Cement Corp.	8,666,565	13,311,938
	Taiwan Cooperative Financial Holding Co., Ltd.	11,218,570	8,193,946
	Taiwan FamilyMart Co., Ltd.	73,000	640,751
	Taiwan Fertilizer Co., Ltd.	592,000	1,128,586
*	Taiwan Glass Industry Corp.	876,374	302,415
	Taiwan High Speed Rail Corp.	1,727,000	1,966,095
	Taiwan Mobile Co., Ltd.	1,870,300	6,701,446
	Taiwan Secom Co., Ltd.	432,670	1,270,245
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	655,168	51,686,204
	Taiwan Semiconductor Manufacturing Co., Ltd.	21,917,808	318,982,955
# *	Tatung Co., Ltd.	2,514,000	1,371,487
	Teco Electric and Machinery Co., Ltd.	2,927,000	2,720,581
	Tripod Technology Corp.	893,870	3,880,164
	Unimicron Technology Corp.	2,616,000	5,746,982
	Uni-President Enterprises Corp.	5,022,033	12,257,040
	United Microelectronics Corp.	21,583,000	16,366,276
	Vanguard International Semiconductor Corp.	946,000	3,066,274

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Voltronic Power Technology Corp.	102,117	$3,111,200
	Walsin Lihwa Corp.	3,419,000	1,672,735
#	Walsin Technology Corp.	666,000	3,990,193
	Wan Hai Lines, Ltd.	1,362,800	810,039
	Win Semiconductors Corp.	338,034	3,645,255
#	Winbond Electronics Corp.	7,437,407	3,327,674
*	Wintek Corp.	604,760	7,083
	Wistron Corp.	6,380,699	7,476,211
	WPG Holdings, Ltd.	3,636,039	4,946,195
#	Yageo Corp.	303,682	4,032,503
	Yuanta Financial Holding Co., Ltd.	12,875,806	7,922,209
	Zhen Ding Technology Holding, Ltd.	1,020,700	4,705,526
TOTAL TAIWAN			968,294,974
THAILAND — (2.4%)
	Advanced Info Service PCL	1,334,200	7,915,562
	Airports of Thailand PCL	3,312,200	5,470,321
	B Grimm Power PCL	755,900	1,187,817
	Bangkok Bank PCL	207,800	663,067
	Bangkok Bank PCL	349,700	1,115,855
	Bangkok Dusit Medical Services PCL, Class F	8,356,100	5,922,226
	Bangkok Expressway & Metro PCL	10,921,599	3,099,692
	Banpu PCL	3,898,950	693,952
	Banpu Power PCL	476,900	230,937
	Berli Jucker PCL	1,771,800	2,102,352
	BTS Group Holdings PCL	4,387,200	1,477,290
	Bumrungrad Hospital PCL	811,000	2,977,936
	Carabao Group PCL, Class F	589,400	2,296,548
	Central Pattana PCL	1,713,700	2,651,680
*	Central Retail Corp. PCL	293,550	277,711
	Charoen Pokphand Foods PCL	5,521,900	5,976,561
*	CP ALL PCL	5,689,600	12,452,985
	Delta Electronics Thailand PCL	195,100	710,137
	Electricity Generating PCL	179,300	1,362,755
	Energy Absolute PCL	1,456,600	2,207,147
	Global Power Synergy PCL, Class F	398,000	874,305
	Home Product Center PCL	6,546,913	3,275,294
	Indorama Ventures PCL	3,190,300	2,557,765
	Intouch Holdings PCL	736,586	1,340,536
	Intouch Holdings PCL, Class F	625,800	1,138,913
	IRPC PCL	18,470,900	1,504,565
	Jasmine International PCL	6,039,600	666,278
	Kasikornbank PCL	990,400	2,588,554
	Kasikornbank PCL	164,300	426,787
	Kiatnakin Bank PCL	578,100	718,396
	Krung Thai Bank PCL	4,446,087	1,404,440
	Krungthai Card PCL	1,730,600	1,706,597
	Land & Houses PCL	7,526,900	1,786,228
	Land & Houses PCL	1,091,740	259,084
*	Minor International PCL	5,987,483	3,494,659
	MK Restaurants Group PCL	686,600	1,084,424
*	Muangthai Capital PCL	1,364,300	2,187,605
	Osotspa PCL	575,200	783,965
	PTT Exploration & Production PCL	1,864,655	5,441,629
	PTT Global Chemical PCL	2,783,572	4,195,555
	PTT PCL	10,403,200	13,011,298
	Ratch Group PCL	934,400	1,790,440
	Siam Cement PCL (The)	370,900	4,543,696
	Siam Cement PCL (The)	135,100	1,655,037

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Siam City Cement PCL	116,367	$563,503
	Siam Commercial Bank PCL (The)	769,066	1,652,447
	Siam Global House PCL	3,724,755	2,269,553
*	Srisawad Corp. PCL	1,823,672	2,807,224
	Thai Oil PCL	1,802,900	2,428,343
	Thai Union Group PCL, Class F	7,198,340	3,093,330
	Thanachart Capital PCL	518,300	577,597
	Tisco Financial Group PCL	541,000	1,127,716
	TMB Bank PCL	36,078,867	1,099,172
	TOA Paint Thailand PCL	1,010,000	1,255,111
	Total Access Communication PCL	1,066,300	1,256,683
	Total Access Communication PCL	894,200	1,053,855
	True Corp. PCL	37,442,231	4,034,503
	TTW PCL	1,909,600	820,609
	VGI PCL	2,350,500	497,500
	WHA Corp. PCL	7,675,800	792,627
TOTAL THAILAND			144,558,354
TURKEY — (0.6%)
*	Akbank T.A.S.	1,694,509	1,274,578
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	250,784	694,675
# *	Arcelik A.S.	371,451	1,230,354
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	318,807	1,606,213
#	BIM Birlesik Magazalar A.S.	520,367	5,312,614
	Coca-Cola Icecek A.S.	212,511	1,366,753
	Enerjisa Enerji A.S.	246,453	292,093
	Enka Insaat ve Sanayi A.S.	958,324	894,316
	Eregli Demir ve Celik Fabrikalari TAS	2,381,527	2,601,252
	Ford Otomotiv Sanayi A.S.	89,668	1,062,427
	KOC Holding A.S.	319,003	739,355
# *	Koza Altin Isletmeleri A.S.	67,645	839,326
# *	Petkim Petrokimya Holding A.S.	1,890,900	1,058,419
	Soda Sanayii A.S.	167,425	156,704
	TAV Havalimanlari Holding A.S.	298,412	711,646
	Tofas Turk Otomobil Fabrikasi A.S.	246,939	898,450
# *	Tupras Turkiye Petrol Rafinerileri A.S.	80,901	958,720
# *	Turk Hava Yollari AO	1,606,643	2,441,754
	Turk Telekomunikasyon A.S.	562,814	583,829
	Turkcell Iletisim Hizmetleri A.S.	1,361,640	2,890,356
# *	Turkiye Garanti Bankasi A.S.	1,991,110	2,001,434
# *	Turkiye Halk Bankasi A.S.	769,867	609,789
# *	Turkiye Is Bankasi A.S., Class C	2,034,740	1,400,622
#	Turkiye Sise ve Cam Fabrikalari A.S.	1,129,977	933,625
# *	Turkiye Vakiflar Bankasi TAO, Class D	1,370,696	887,714
*	Ulker Biskuvi Sanayi A.S.	220,913	821,644
# *	Yapi ve Kredi Bankasi A.S.	3,249,838	996,965
TOTAL TURKEY			35,265,627
UNITED ARAB EMIRATES — (0.1%)
	Abu Dhabi Commercial Bank PJSC	557,999	771,484
	Abu Dhabi Islamic Bank PJSC	715,150	725,412
	Aldar Properties PJSC	1,180,033	560,666
	Dubai Financial Market PJSC	29,134	6,420
	Dubai Islamic Bank PJSC	1,457,900	1,490,138
	Emirates Telecommunications Group Co. PJSC	423,140	1,913,216
	First Abu Dhabi Bank PJSC	584,771	1,773,279

The Emerging Markets Series
CONTINUED
	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
* International Holdings Co. PJSC	23,685	$213,232
TOTAL UNITED ARAB EMIRATES		7,453,847
TOTAL COMMON STOCKS		5,942,812,188
PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Alpargatas SA	122,900	741,186
Banco Bradesco SA	2,283,454	9,822,720
Braskem SA, Class A	88,139	385,230
Centrais Eletricas Brasileiras SA, Class B	150,746	1,111,114
Cia de Transmissao de Energia Eletrica Paulista	122,300	528,442
Cia Energetica de Minas Gerais	1,004,030	2,309,642
Cia Paranaense de Energia	86,999	1,107,052
Gerdau SA	1,560,921	5,221,472
Itau Unibanco Holding SA	2,862,200	14,753,919
Lojas Americanas SA	651,281	4,257,350
Petroleo Brasileiro SA	3,525,848	15,004,903
Telefonica Brasil SA	282,462	2,850,854
TOTAL BRAZIL		58,093,884
CHILE — (0.0%)
Embotelladora Andina SA, Class B	430,906	1,081,448
COLOMBIA — (0.0%)
Banco Davivienda SA	120,239	888,989
Grupo Argos SA	41,546	86,142
Grupo Aval Acciones y Valores SA	3,126,389	728,625
Grupo de Inversiones Suramericana SA	129,106	564,428
TOTAL COLOMBIA		2,268,184
SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	1,205	34,624
CJ Corp.	4,616	222,049
TOTAL SOUTH KOREA		256,673
TOTAL PREFERRED STOCKS		61,700,189
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* B2W Cia Digital. Rights 08/25/20	8,962	12,026
* IRB Brasil Resseguros SA 08/12/20	156,267	29,956
TOTAL BRAZIL		41,982
CHINA — (0.0%)
* China Merchants Securities Co., Ltd. Rights 08/11/20	123,660	18,668
* Legend Holdings Corp. Rights 05/23/19	25,976	0
TOTAL CHINA		18,668
INDIA — (0.0%)
* Mahindra & Mahindra Financial Services, Ltd. Rights 08/11/20	699,743	685,128

The Emerging Markets Series
CONTINUED
	Shares	Value»

SOUTH AFRICA — (0.0%)
* Foschini Group, Ltd. (The) Rights 08/07/20	28,466	$45,629
TOTAL RIGHTS/WARRANTS		791,407
TOTAL INVESTMENT SECURITIES (Cost $4,159,893,626)		6,005,303,784

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@ §	The DFA Short Term Investment Fund	8,867,693	102,608,073
TOTAL INVESTMENTS — (100.0%)
(Cost $4,262,478,528)^^			$6,107,911,857

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2020, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	600	09/18/20	$29,129,477	$32,079,000	$2,949,523
S&P 500® Emini Index	66	09/18/20	10,474,979	10,769,550	294,571
Total Futures Contracts			$39,604,456	$42,848,550	$3,244,094
Summary of the Series' investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$286,498,217	—	—	$286,498,217
Chile	44,336,030	—	—	44,336,030
China	492,410,941	$1,463,334,559	—	1,955,745,500
Colombia	13,935,333	—	—	13,935,333
Czech Republic	—	5,316,258	—	5,316,258
Egypt	2,969	5,679,520	—	5,682,489
Greece	—	15,020,544	—	15,020,544
Hungary	—	20,656,457	—	20,656,457
India	36,718,427	626,409,999	—	663,128,426
Indonesia	2,040,007	116,143,602	—	118,183,609
Malaysia	—	138,733,943	—	138,733,943
Mexico	144,363,196	—	—	144,363,196
Peru	8,573,545	—	—	8,573,545
Philippines	3,078,913	55,285,031	—	58,363,944

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Poland	—	$56,366,232	—	$56,366,232
Qatar	—	8,390,477	—	8,390,477
Russia	$16,074,512	63,875,957	—	79,950,469
Saudi Arabia	—	52,335,721	—	52,335,721
South Africa	75,582,989	225,880,255	—	301,463,244
South Korea	9,621,547	800,574,205	—	810,195,752
Taiwan	58,549,232	909,745,742	—	968,294,974
Thailand	144,558,354	—	—	144,558,354
Turkey	—	35,265,627	—	35,265,627
United Arab Emirates	—	7,453,847	—	7,453,847
Preferred Stocks
Brazil	58,093,884	—	—	58,093,884
Chile	1,081,448	—	—	1,081,448
Colombia	2,268,184	—	—	2,268,184
South Korea	—	256,673	—	256,673
Rights/Warrants
Brazil	—	41,982	—	41,982
China	—	18,668	—	18,668
India	—	685,128	—	685,128
South Africa	—	45,629	—	45,629
Securities Lending Collateral	—	102,608,073	—	102,608,073
Futures Contracts**	3,244,094	—	—	3,244,094
TOTAL	$1,401,031,822	$4,710,124,129	—	$6,111,155,951
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Tax-Managed U.S. Marketwide Value Series
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (15.6%)
	Activision Blizzard, Inc.	496,359	$41,014,144
# *	AMC Networks, Inc., Class A	6,800	157,080
	AT&T, Inc.	7,109,251	210,291,645
	ATN International, Inc.	684	39,419
#	Beasley Broadcast Group, Inc., Class A	9,471	16,764
# *	Cars.com, Inc.	39,542	321,081
#	CenturyLink, Inc.	539,862	5,209,668
*	Charter Communications, Inc., Class A	339,394	196,848,520
	Cinemark Holdings, Inc.	44,247	523,442
	Comcast Corp., Class A	6,410,970	274,389,516
*	Consolidated Communications Holdings, Inc.	10,700	78,110
# *	Discovery, Inc., Class B	3,183	112,296
*	Discovery, Inc., Class C	136,284	2,582,582
*	DISH Network Corp., Class A	83,975	2,696,437
	Entravision Communications Corp., Class A	38,094	50,284
	EW Scripps Co. (The), Class A	81,265	924,796
	Fox Corp., Class A	211,170	5,441,851
*	Fox Corp., Class B	104,154	2,684,049
#	Gannett Co., Inc.	53,152	78,665
*	GCI Liberty, Inc., Class A	123,145	9,653,337
*	GCI Liberty, Inc., Class B	1,686	137,240
*	Gray Television, Inc.	54,374	779,723
*	Hemisphere Media Group, Inc.	18,877	166,118
*	IAC/InterActiveCorp	23,037	3,050,559
# *	IMAX Corp.	18,300	206,607
	Interpublic Group of Cos., Inc. (The)	30,820	556,301
# *	Iridium Communications, Inc.	51,500	1,410,585
	John Wiley & Sons, Inc., Class A	28,891	977,382
*	Liberty Broadband Corp.	1,905	265,986
*	Liberty Broadband Corp., Class A	24,095	3,253,066
*	Liberty Broadband Corp., Class C	67,601	9,279,589
*	Liberty Latin America, Ltd., Class A	4,700	48,316
*	Liberty Latin America, Ltd., Class C	2,660	27,212
# *	Liberty Media Corp.-Liberty Braves, Class A	7,613	143,962
*	Liberty Media Corp.-Liberty Braves, Class B	762	14,173
*	Liberty Media Corp.-Liberty Braves, Class C	16,901	315,204
# *	Liberty Media Corp.-Liberty Formula One, Class A	17,043	563,953
*	Liberty Media Corp.-Liberty Formula One, Class C	44,409	1,573,855
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	3,353,165
# *	Liberty Media Corp.-Liberty SiriusXM, Class B	4,953	182,964
*	Liberty Media Corp.-Liberty SiriusXM, Class C	208,025	7,278,795
*	Lions Gate Entertainment Corp., Class B	1	7
*	Madison Square Garden Entertainment Corp.	9,852	698,113
	Marcus Corp. (The)	20,599	284,472
*	Match Group, Inc.	49,723	5,106,552
# *	Meet Group, Inc. (The)	83,800	522,074
#	Meredith Corp.	44,176	634,367
# *	MSG Networks, Inc., Class A	29,558	281,688
	News Corp., Class A	402,247	5,116,582
	News Corp., Class B	99,903	1,274,762
	Nexstar Media Group, Inc., Class A	51,781	4,538,605
# *	ORBCOMM, Inc.	45,543	191,736
*	Reading International, Inc., Class A	8,800	38,368
	Saga Communications, Inc., Class A	8,693	203,242

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Scholastic Corp.	31,200	$746,616
#	Spok Holdings, Inc.	9,322	93,406
	TEGNA, Inc.	184,139	2,169,157
	Telephone and Data Systems, Inc.	90,571	1,758,889
*	T-Mobile US, Inc.	282,437	30,328,085
#	Tribune Publishing Co.	900	8,775
	TripAdvisor, Inc.	17,950	363,128
# *	United States Cellular Corp.	12,191	361,707
#	ViacomCBS, Inc., Class A	14,300	396,682
# *	Vonage Holdings Corp.	85,934	1,026,911
	Walt Disney Co. (The)	498,715	58,319,732
*	Zillow Group, Inc., Class A	26,410	1,798,257
# *	Zillow Group, Inc., Class C	65,484	4,478,451
*	Zynga, Inc., Class A	640,800	6,299,064
TOTAL COMMUNICATION SERVICES			913,737,869
CONSUMER DISCRETIONARY — (6.1%)
# *	1-800-Flowers.com, Inc., Class A	44,330	1,252,323
	Aaron's, Inc.	58,430	3,048,877
	Acushnet Holdings Corp.	2,067	78,649
*	Adtalem Global Education, Inc.	59,964	2,059,164
	Advance Auto Parts, Inc.	20,070	3,013,310
# *	American Axle & Manufacturing Holdings, Inc.	91,765	647,861
#	American Eagle Outfitters, Inc.	173,750	1,737,500
	Aramark	220,783	4,662,937
# *	Asbury Automotive Group, Inc.	6,182	619,127
#	Autoliv, Inc.	53,413	3,473,447
*	AutoNation, Inc.	58,352	2,995,792
*	Barnes & Noble Education, Inc.	20,210	42,845
	Bassett Furniture Industries, Inc.	2,900	25,433
*	Beazer Homes USA, Inc.	4,326	48,408
	Best Buy Co., Inc.	15,363	1,530,001
#	Big 5 Sporting Goods Corp.	10,801	60,486
*	Biglari Holdings, Inc., Class B	8	519
#	BJ's Restaurants, Inc.	20,458	410,387
# *	Boot Barn Holdings, Inc.	32,500	629,200
	BorgWarner, Inc.	203,984	7,465,814
	Brunswick Corp.	63,040	4,222,419
# *	Build-A-Bear Workshop, Inc.	25,874	61,063
#	Caleres, Inc.	74,697	471,338
#	Callaway Golf Co.	108,543	2,067,744
	Canterbury Park Holding Corp.	2,755	29,093
# *	Capri Holdings, Ltd.	129,788	1,944,224
#	Carnival Corp.	489,649	6,796,328
#	Carriage Services, Inc.	20,916	462,453
# *	Carrols Restaurant Group, Inc.	35,900	220,426
*	Cavco Industries, Inc.	7,600	1,522,508
*	Century Communities, Inc.	14,709	523,935
#	Chico's FAS, Inc.	32,500	41,275
# *	Chuy's Holdings, Inc.	16,443	261,608
	Citi Trends, Inc.	5,815	100,134
#	Columbia Sportswear Co.	1,785	135,374
# *	Conn's, Inc.	25,450	253,482
	Cooper Tire & Rubber Co.	55,558	1,725,631
	Core-Mark Holding Co., Inc.	96,236	2,552,179
	Culp, Inc.	10,036	111,400
	Dana, Inc.	112,665	1,287,761
*	Deckers Outdoor Corp.	9,229	1,931,168
*	Delta Apparel, Inc.	7,532	106,051

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Designer Brands, Inc., Class A	26,321	$155,557
#	Dick's Sporting Goods, Inc.	83,076	3,789,927
#	Dillard's, Inc., Class A	75,900	1,787,445
*	Dorman Products, Inc.	9,311	761,174
	DR Horton, Inc.	225,681	14,931,055
#	Educational Development Corp.	3,358	44,796
# *	El Pollo Loco Holdings, Inc.	4,415	87,240
	Escalade, Inc.	277	4,252
#	Ethan Allen Interiors, Inc.	23,817	281,993
#	Expedia Group, Inc.	30,369	2,460,193
	Extended Stay America, Inc.	90,395	1,031,407
# *	Fiesta Restaurant Group, Inc.	10,900	70,632
*	Flanigan's Enterprises, Inc.	865	13,636
	Flexsteel Industries, Inc.	2,068	32,612
	Foot Locker, Inc.	102,986	3,026,759
	Ford Motor Co.	2,868,969	18,963,885
# *	Fossil Group, Inc.	600	1,986
# *	GameStop Corp., Class A	53,372	214,022
	General Motors Co.	1,095,598	27,269,434
# *	Genesco, Inc.	6,456	100,391
	Gentex Corp.	145,810	3,935,412
*	Gentherm, Inc.	37,081	1,437,630
# *	G-III Apparel Group, Ltd.	31,225	308,815
#	Goodyear Tire & Rubber Co. (The)	267,257	2,407,986
	Graham Holdings Co., Class B	5,780	2,302,579
*	Green Brick Partners, Inc.	2,594	35,797
#	Group 1 Automotive, Inc.	57,936	4,867,783
#	Guess?, Inc.	59,800	618,332
#	Hamilton Beach Brands Holding Co., Class A	10,413	158,278
#	Harley-Davidson, Inc.	3,372	87,773
#	Haverty Furniture Cos., Inc.	33,479	476,071
*	Helen of Troy, Ltd.	61,653	11,606,177
# *	Hibbett Sports, Inc.	20,800	482,352
	Hooker Furniture Corp.	14,814	317,020
#	Hyatt Hotels Corp., Class A	14,601	700,848
#	International Game Technology P.L.C.	7,100	70,006
*	J Alexander's Holdings, Inc.	2,666	10,717
	Johnson Outdoors, Inc., Class A	15,588	1,364,885
*	K12, Inc.	3,100	141,949
	KB Home	30,800	1,036,112
	Kohl's Corp.	144,069	2,743,074
*	Lakeland Industries, Inc.	9,887	233,926
*	Laureate Education, Inc., Class A	17,544	222,458
	La-Z-Boy, Inc.	56,332	1,603,209
	LCI Industries	10,111	1,271,964
	Lear Corp.	51,273	5,659,514
	Lennar Corp., Class A	224,100	16,213,635
	Lennar Corp., Class B	12,506	673,698
	Lifetime Brands, Inc.	16,431	115,839
#	Lithia Motors, Inc., Class A	34,933	8,004,897
*	LKQ Corp.	208,413	5,875,162
*	M/I Homes, Inc.	37,930	1,579,026
#	Macy's, Inc.	62,400	378,144
# *	MarineMax, Inc.	29,164	809,009
	Marriott Vacations Worldwide Corp.	11,331	959,282
»	Media General, Inc.	25,196	2,363
# *	Meritage Homes Corp.	28,156	2,792,512
#	MGM Resorts International	227,871	3,666,444
*	Modine Manufacturing Co.	14,650	79,696

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mohawk Industries, Inc.	98,740	$7,884,389
*	Monarch Casino & Resort, Inc.	1,103	39,918
#	Monro, Inc.	3,100	174,530
# *	Motorcar Parts of America, Inc.	17,638	293,585
#	Movado Group, Inc.	21,998	212,061
*	Murphy USA, Inc.	34,678	4,591,714
	Newell Brands, Inc.	126,940	2,081,816
*	Norwegian Cruise Line Holdings, Ltd.	80,215	1,094,133
#	ODP Corp. (The)	54,901	1,211,665
#	Oxford Industries, Inc.	11,400	489,516
#	Penske Automotive Group, Inc.	43,845	1,965,133
*	Perdoceo Education Corp.	78,974	1,137,226
	PulteGroup, Inc.	275,833	12,026,319
	PVH Corp.	31,964	1,555,368
*	Qurate Retail, Inc., Class A	620,725	6,772,110
	Ralph Lauren Corp.	36,864	2,628,403
#	RCI Hospitality Holdings, Inc.	12,026	145,274
# *	Red Robin Gourmet Burgers, Inc.	31,175	272,470
	Rocky Brands, Inc.	8,729	198,585
#	Royal Caribbean Cruises, Ltd.	322,500	15,708,975
# *	Shiloh Industries, Inc.	6,712	9,531
	Shoe Carnival, Inc.	32,650	801,558
# *	Skechers U.S.A., Inc., Class A	146,140	4,278,979
# *	Smith & Wesson Brands, Inc.	64,307	1,536,294
#	Sonic Automotive, Inc., Class A	22,800	869,136
*	Sportsman's Warehouse Holdings, Inc.	21,200	341,108
*	Stamps.com, Inc.	15,800	4,112,424
	Standard Motor Products, Inc.	37,342	1,698,314
	Steven Madden, Ltd.	35,225	746,066
# *	Stoneridge, Inc.	25,661	531,696
	Strategic Education, Inc.	123	15,524
	Strattec Security Corp.	5,224	112,891
	Superior Group of Cos, Inc.	17,956	345,653
#	Superior Industries International, Inc.	3,408	5,112
*	Tandy Leather Factory, Inc.	9,974	31,318
	Target Corp.	259,962	32,724,017
#	Thor Industries, Inc.	38,190	4,353,278
#	Tilly's, Inc., Class A	18,598	111,774
#	Toll Brothers, Inc.	126,380	4,827,716
*	TopBuild Corp.	35,100	4,630,392
*	Unifi, Inc.	41,401	495,156
*	Universal Electronics, Inc.	15,506	714,361
# *	Urban Outfitters, Inc.	60,570	1,001,828
#	Whirlpool Corp.	50,924	8,306,723
#	Winnebago Industries, Inc.	27,135	1,639,225
	Wolverine World Wide, Inc.	28,683	689,539
	Wyndham Hotels & Resorts, Inc.	47,600	2,102,016
# *	ZAGG, Inc.	30,497	86,916
# *	Zumiez, Inc.	2,800	64,680
TOTAL CONSUMER DISCRETIONARY			358,574,859
CONSUMER STAPLES — (7.3%)
	Alico, Inc.	960	28,973
	Andersons, Inc. (The)	30,460	433,141
	Archer-Daniels-Midland Co.	750,362	32,138,005
	Bunge, Ltd.	114,694	4,982,307
# *	Cal-Maine Foods, Inc.	1,523	66,928
	Casey's General Stores, Inc.	26,905	4,283,007
# *	Central Garden & Pet Co.	25,184	953,466

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Central Garden & Pet Co., Class A	48,121	$1,667,393
	Conagra Brands, Inc.	144,700	5,419,015
	Constellation Brands, Inc., Class B	572	110,370
	Coty, Inc., Class A	71,506	265,287
# *	Craft Brew Alliance, Inc.	9,754	144,457
*	Darling Ingredients, Inc.	173,938	4,858,088
*	Farmer Bros Co.	7,800	38,844
	Flowers Foods, Inc.	44,317	1,008,212
#	Fresh Del Monte Produce, Inc.	39,437	890,487
# *	Hain Celestial Group, Inc. (The)	87,292	2,966,182
#	Ingles Markets, Inc., Class A	11,437	460,339
	Ingredion, Inc.	62,317	5,390,421
	JM Smucker Co. (The)	108,204	11,832,107
	John B. Sanfilippo & Son, Inc.	10,428	919,437
	Kroger Co. (The)	285,863	9,945,174
# *	Landec Corp.	37,056	349,809
#	Limoneira Co.	6,194	83,495
	Molson Coors Beverage Co., Class B	133,800	5,020,176
#	Molson Coors Brewing Co., Class A	1,527	86,428
	Mondelez International, Inc., Class A	2,081,099	115,480,184
#	Natural Grocers by Vitamin Cottage, Inc.	1,000	15,830
*	Nature's Sunshine Products, Inc.	1,029	9,786
	Nu Skin Enterprises, Inc., Class A	3,097	138,900
	Oil-Dri Corp. of America	5,047	175,484
*	Performance Food Group Co.	50,855	1,424,957
# *	Pilgrim's Pride Corp.	7,900	121,265
*	Post Holdings, Inc.	72,415	6,426,107
	PriceSmart, Inc.	4,262	278,607
	Sanderson Farms, Inc.	22,700	2,530,937
	Seaboard Corp.	1,781	4,814,488
*	Seneca Foods Corp., Class A	6,301	246,873
*	Seneca Foods Corp., Class B	300	11,550
# *	Simply Good Foods Co. (The)	8,033	193,113
#	SpartanNash Co.	33,983	714,493
#	Spectrum Brands Holdings, Inc.	6,675	361,518
	Tyson Foods, Inc., Class A	405,030	24,889,094
# *	United Natural Foods, Inc.	2,700	53,595
#	Universal Corp.	22,290	939,746
*	US Foods Holding Corp.	208,373	4,229,972
#	Village Super Market, Inc., Class A	1,900	47,975
	Walgreens Boots Alliance, Inc.	659,669	26,855,125
	Walmart, Inc.	1,115,621	144,361,357
#	Weis Markets, Inc.	11,602	578,012
TOTAL CONSUMER STAPLES			429,240,516
ENERGY — (6.4%)
	Adams Resources & Energy, Inc.	6,004	127,105
#	Arch Resources, Inc.	17,190	533,234
#	Archrock, Inc.	69,200	460,872
# *	Bonanza Creek Energy, Inc.	6,200	112,778
*	Bristow Group, Inc.	3,352	53,666
	Chevron Corp.	1,350,819	113,387,747
# *	CNX Resources Corp.	154,203	1,488,059
	ConocoPhillips	1,439,649	53,828,476
# *	CONSOL Energy, Inc.	3,800	22,344
# *	Dawson Geophysical Co.	21,211	38,180
	Delek US Holdings, Inc.	52,256	913,435
	Devon Energy Corp.	87,794	920,959
#	DMC Global, Inc.	372	10,929

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Dorian LPG, Ltd.	13,595	$116,101
# *	Earthstone Energy, Inc., Class A	8,400	22,092
	Evolution Petroleum Corp.	17,727	46,445
*	Exterran Corp.	35,500	176,435
	Exxon Mobil Corp.	620,038	26,091,199
# *	Green Plains, Inc.	21,234	274,556
#	Hallador Energy Co.	14,700	9,285
	Halliburton Co.	666,057	9,544,597
#	Helmerich & Payne, Inc.	62,000	1,105,460
	Hess Corp.	146,488	7,208,674
	HollyFrontier Corp.	146,260	4,022,150
	International Seaways, Inc.	12	207
	Kinder Morgan, Inc.	574,540	8,101,014
#	Kosmos Energy, Ltd.	26,900	43,309
	Marathon Oil Corp.	467,019	2,563,934
	Marathon Petroleum Corp.	1,004,662	38,378,088
*	Matrix Service Co.	17,846	156,242
#	Murphy Oil Corp.	28,000	369,880
#	Nabors Industries, Ltd.	640	27,142
	NACCO Industries, Inc., Class A	6,832	149,211
*	Natural Gas Services Group, Inc.	10,028	63,979
*	Newpark Resources, Inc.	73,721	139,333
*	NexTier Oilfield Solutions, Inc.	1,400	3,528
	Noble Energy, Inc.	74,800	747,252
	Panhandle Oil and Gas, Inc., Class A	10,414	22,911
	Parsley Energy, Inc., Class A	81,213	891,719
#	Patterson-UTI Energy, Inc.	1,400	5,425
# *	PDC Energy, Inc.	21,789	310,711
	Phillips 66	723,574	44,876,059
	Pioneer Natural Resources Co.	111,950	10,850,194
*	ProPetro Holding Corp.	5,764	30,953
*	REX American Resources Corp.	4,050	276,007
# *	SEACOR Holdings, Inc.	18,204	529,372
*	SEACOR Marine Holdings, Inc.	12,678	31,188
#	SFL Corp., Ltd.	12,481	103,717
# *	SilverBow Resources, Inc.	3,019	10,778
#	SM Energy Co.	24,900	73,455
# *	Southwestern Energy Co.	377,255	916,730
	Targa Resources Corp.	26,979	493,176
*	TETRA Technologies, Inc.	31,400	21,135
	Valero Energy Corp.	605,900	34,069,701
	Williams Cos., Inc. (The)	352,897	6,750,920
	World Fuel Services Corp.	28,812	677,946
TOTAL ENERGY			372,199,994
FINANCIALS — (17.7%)
	1st Constitution Bancorp	692	8,553
	1st Source Corp.	45,305	1,500,502
	Affiliated Managers Group, Inc.	31,797	2,187,316
	Aflac, Inc.	337,222	11,994,987
	Alleghany Corp.	3,115	1,627,027
	Allstate Corp. (The)	157,339	14,851,228
#	American Equity Investment Life Holding Co.	89,529	2,278,513
	American Financial Group, Inc.	156,083	9,485,164
	American International Group, Inc.	169,239	5,439,341
	American National Group, Inc.	22,561	1,661,618
	Ameris Bancorp	6,370	146,988
	AmeriServ Financial, Inc.	30,968	88,878
*	Arch Capital Group, Ltd.	9,282	285,422

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Argo Group International Holdings, Ltd.	59,381	$1,989,857
	Associated Banc-Corp	34,231	439,526
	Assurant, Inc.	65,820	7,073,675
	Assured Guaranty, Ltd.	122,989	2,684,850
*	Asta Funding, Inc.	885	11,478
	Atlantic Union Bankshares Corp.	68,946	1,556,111
# *	Atlanticus Holdings Corp.	12,567	102,672
#	Banc of California, Inc.	4,100	43,952
*	Bancorp, Inc. (The)	14,759	139,177
	BancorpSouth Bank	52,027	1,088,925
	Bank of America Corp.	5,929,137	147,516,929
	Bank of New York Mellon Corp. (The)	491,755	17,629,417
	Bank OZK	52,132	1,253,775
	BankFinancial Corp.	16,687	121,648
	BankUnited, Inc.	42,709	860,159
	Banner Corp.	40,520	1,435,624
#	Bar Harbor Bankshares	2,733	54,332
	BCB Bancorp, Inc.	1,059	8,525
*	Berkshire Hathaway, Inc., Class B	94,313	18,464,599
	Berkshire Hills Bancorp, Inc.	33,464	333,301
*	Blucora, Inc.	57,127	673,527
#	BOK Financial Corp.	26,900	1,498,330
	Boston Private Financial Holdings, Inc.	14,600	85,921
	Brookline Bancorp, Inc.	90,600	869,307
#	Capital City Bank Group, Inc.	14,283	268,949
	Capital One Financial Corp.	333,920	21,304,096
	Cathay General Bancorp	85,940	2,078,029
#	CCUR Holdings, Inc.	11,740	37,098
	Century Bancorp, Inc., Class A	295	20,544
	Chemung Financial Corp.	300	8,103
	Chubb, Ltd.	64,312	8,183,059
	Cincinnati Financial Corp.	12,284	957,292
	CIT Group, Inc.	60,259	1,143,113
	Citigroup, Inc.	1,441,183	72,073,562
#	Citizens Community Bancorp, Inc.	10,355	68,550
	Citizens Financial Group, Inc.	2,265	56,195
	CME Group, Inc.	14,330	2,381,359
	CNA Financial Corp.	51,474	1,714,084
	CNO Financial Group, Inc.	301,264	4,549,086
	Codorus Valley Bancorp, Inc.	165	1,939
	Columbia Banking System, Inc.	69,936	2,023,248
	Comerica, Inc.	47,590	1,833,167
	Community Bankers Trust Corp.	5,917	30,532
	Community Financial Corp. (The)	408	9,188
	Community Trust Bancorp, Inc.	18,195	556,949
	Community West Bancshares	400	3,224
	ConnectOne Bancorp, Inc.	38,800	535,052
# *	Consumer Portfolio Services, Inc.	26,500	86,655
#	Cowen, Inc., Class A	3,989	65,699
#	Cullen/Frost Bankers, Inc.	500	36,030
# *	Customers Bancorp, Inc.	2,290	27,137
	Donegal Group, Inc., Class A	12,386	173,156
# *	Donnelley Financial Solutions, Inc.	6,900	59,685
	E*TRADE Financial Corp.	86,881	4,410,948
	Eagle Bancorp Montana, Inc.	1,000	15,450
	East West Bancorp, Inc.	87,046	3,017,014
	Employers Holdings, Inc.	27,567	896,479
*	Equity Bancshares, Inc., Class A	2,393	33,837
	ESSA Bancorp, Inc.	8,217	103,534

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Evans Bancorp, Inc.	1,681	$37,066
	Everest Re Group, Ltd.	34,913	7,638,615
	FBL Financial Group, Inc., Class A	24,660	857,675
	Federal Agricultural Mortgage Corp., Class A	177	10,178
	Federal Agricultural Mortgage Corp., Class C	9,500	565,345
	FedNat Holding Co.	13,665	127,904
	Fifth Third Bancorp	380,432	7,555,380
	Financial Institutions, Inc.	296	4,372
	First American Financial Corp.	71,961	3,670,731
	First Bancorp	16,138	333,411
	First BanCorp	169,745	923,413
	First Busey Corp.	27,120	463,752
	First Business Financial Services, Inc.	964	14,335
#	First Citizens BancShares, Inc., Class A	8,627	3,673,981
	First Commonwealth Financial Corp.	81,147	638,627
#	First Financial Bancorp	75,306	1,047,883
	First Financial Corp.	1,147	38,344
	First Financial Northwest, Inc.	25,371	230,876
#	First Hawaiian, Inc.	67,992	1,181,701
	First Horizon National Corp.	185,460	1,719,214
	First Internet Bancorp	5,329	78,070
	First Interstate BancSystem, Inc., Class A	7,320	213,085
	First Merchants Corp.	40,115	980,009
	First Midwest Bancorp, Inc.	91,418	1,109,357
	First United Corp.	1,266	13,685
	Flagstar Bancorp, Inc.	9,232	289,700
	FNB Corp.	80,914	599,573
#	Franklin Financial Network, Inc.	5,337	140,897
	Fulton Financial Corp.	162,280	1,574,116
	Global Indemnity, Ltd.	8,282	189,244
	Goldman Sachs Group, Inc. (The)	198,993	39,392,654
	Great Southern Bancorp, Inc.	1,616	58,289
	Great Western Bancorp, Inc.	10,892	141,596
	Guaranty Federal Bancshares, Inc.	1,684	24,856
*	Hallmark Financial Services, Inc.	16,734	47,525
	Hanmi Financial Corp.	3,221	29,730
	Hanover Insurance Group, Inc. (The)	88,829	9,049,899
	Hartford Financial Services Group, Inc. (The)	245,844	10,404,118
	Heartland Financial USA, Inc.	465	14,527
	Hilltop Holdings, Inc.	26,171	509,549
*	HMN Financial, Inc.	3,456	48,384
#	Home Bancorp, Inc.	719	16,810
#	Home BancShares, Inc.	49,545	809,070
	HomeStreet, Inc.	2,200	58,168
#	Hope Bancorp, Inc.	95,411	804,315
#	Horace Mann Educators Corp.	58,206	2,187,381
	Huntington Bancshares, Inc.	707,863	6,561,890
	Independence Holding Co.	500	16,530
#	Independent Bank Corp.	339	21,872
#	Independent Bank Group, Inc.	40,199	1,765,942
	International Bancshares Corp.	23,718	721,502
	Investors Bancorp, Inc.	81,912	665,125
	Investors Title Co.	1,069	123,021
#	Janus Henderson Group P.L.C.	11,721	244,852
	JPMorgan Chase & Co.	2,307,658	223,012,069
	Kemper Corp.	40,117	3,149,987
	KeyCorp	526,210	6,319,782
	Lakeland Bancorp, Inc.	55,240	562,343
	Landmark Bancorp, Inc.	2,634	54,260

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Legg Mason, Inc.	44,900	$2,244,551
	Lincoln National Corp.	22,300	831,121
	Loews Corp.	243,798	8,876,685
	M&T Bank Corp.	35,300	3,740,035
	Mackinac Financial Corp.	6,893	62,726
	Marlin Business Services Corp.	13,787	101,197
# *	MBIA, Inc.	82,267	658,959
	Mercantile Bank Corp.	4,422	94,144
	Meridian Bancorp, Inc.	1,000	11,405
# *	Meridian Corp.	511	7,675
	MetLife, Inc.	318,167	12,042,621
	MGIC Investment Corp.	340,167	2,813,181
	Middlefield Banc Corp.	452	7,973
	MidWestOne Financial Group, Inc.	346	6,256
	Morgan Stanley	1,036,923	50,684,796
	MVB Financial Corp.	716	9,466
	National Western Life Group, Inc., Class A	900	175,311
#	Navient Corp.	61,729	491,363
#	Nelnet, Inc., Class A	16,900	980,200
	New York Community Bancorp, Inc.	177,189	1,865,800
»	NewStar Financial, Inc.	41,166	4,182
	Northfield Bancorp, Inc.	2,300	22,103
	Northrim BanCorp, Inc.	5,734	131,997
	Northwest Bancshares, Inc.	109,427	1,077,856
	OceanFirst Financial Corp.	5,466	83,739
	OFG Bancorp	34,148	446,656
#	Old National Bancorp	66,704	933,189
	Old Republic International Corp.	196,567	3,158,832
	OneMain Holdings, Inc.	68,655	1,970,399
	Oppenheimer Holdings, Inc., Class A	3,097	65,625
*	Pacific Mercantile Bancorp	4,866	18,053
	Pacific Premier Bancorp, Inc.	3,466	72,821
	PacWest Bancorp	88,630	1,619,713
	Parke Bancorp, Inc.	660	7,715
	Peoples Bancorp of North Carolina, Inc.	275	4,551
	Peoples Bancorp, Inc.	15,923	319,575
	People's United Financial, Inc.	77,200	832,988
	Pinnacle Financial Partners, Inc.	13,681	542,041
	PNC Financial Services Group, Inc. (The)	217,040	23,151,657
	Popular, Inc.	56,536	2,098,051
# *	PRA Group, Inc.	3,923	155,194
	Premier Financial Bancorp, Inc.	9,004	95,442
	Premier Financial Corp.	21,760	384,717
	Principal Financial Group, Inc.	218,754	9,281,732
	Prosperity Bancshares, Inc.	46,452	2,580,873
	Protective Insurance Corp., Class A	300	4,397
	Protective Insurance Corp., Class B	5,098	65,254
	Provident Financial Holdings, Inc.	4,144	50,557
#	Provident Financial Services, Inc.	64,659	882,595
	Prudential Bancorp, Inc.	1,222	13,686
	Prudential Financial, Inc.	220,446	13,969,663
	Radian Group, Inc.	167,314	2,496,325
	Regions Financial Corp.	1,302,555	14,145,747
	Reinsurance Group of America, Inc.	153,566	13,091,502
	Renasant Corp.	44,538	1,034,618
	Riverview Bancorp, Inc.	1,682	8,208
	Safety Insurance Group, Inc.	24,000	1,816,080
#	Salisbury Bancorp, Inc.	300	10,923
	Sandy Spring Bancorp, Inc.	10,325	238,714

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Santander Consumer USA Holdings, Inc.	48,660	$893,398
	SB Financial Group, Inc.	1,128	14,010
# *	Select Bancorp, Inc.	2,728	21,306
#	Selective Insurance Group, Inc.	45,200	2,456,168
	Severn Bancorp, Inc.	1,399	8,422
	Signature Bank	26,062	2,672,137
	Simmons First National Corp., Class A	52,445	870,063
	South State Corp.	7,796	371,557
	Southern National Bancorp of Virginia, Inc.	193	1,625
	State Auto Financial Corp.	15,100	234,201
	State Street Corp.	60,004	3,827,655
	Sterling Bancorp	110,271	1,240,549
	Stewart Information Services Corp.	21,171	888,123
	Stifel Financial Corp.	73,600	3,568,128
	Synchrony Financial	544,549	12,050,869
	Synovus Financial Corp.	113,409	2,285,191
	TCF Financial Corp.	154,714	4,253,088
	Territorial Bancorp, Inc.	823	18,081
*	Texas Capital Bancshares, Inc.	22,592	750,506
	Timberland Bancorp, Inc.	3,971	66,157
	Tiptree, Inc.	37,071	187,209
	Towne Bank	10,057	177,405
	Travelers Cos., Inc. (The)	168,250	19,251,165
	TriCo Bancshares	854	23,912
	Truist Financial Corp.	345,238	12,932,616
	Trustmark Corp.	68,317	1,538,499
	UMB Financial Corp.	6,961	346,658
	Umpqua Holdings Corp.	52,732	572,142
#	United Bankshares, Inc.	32,729	861,427
	United Community Banks, Inc.	9,172	164,454
	United Fire Group, Inc.	17,415	441,819
	Unity Bancorp, Inc.	3,592	44,936
	Universal Insurance Holdings, Inc.	900	15,759
	Univest Financial Corp.	2,256	34,494
	Unum Group	471,732	8,127,942
#	Valley National Bancorp	203,236	1,518,173
	Virtus Investment Partners, Inc.	3,700	502,904
	Voya Financial, Inc.	24,457	1,208,176
	Washington Federal, Inc.	97,887	2,284,683
	Waterstone Financial, Inc.	8,526	130,277
	Webster Financial Corp.	22,479	613,002
	Wells Fargo & Co.	1,333,662	32,354,640
	WesBanco, Inc.	34,796	690,005
	Western New England Bancorp, Inc.	13,698	69,038
	White Mountains Insurance Group, Ltd.	1,020	897,733
	Wintrust Financial Corp.	47,328	2,025,638
	WSFS Financial Corp.	40,724	1,161,856
	Zions Bancorp NA	121,745	3,953,060
TOTAL FINANCIALS			1,040,204,072
HEALTH CARE — (18.8%)
	Abbott Laboratories	915,297	92,115,490
	AbbVie, Inc.	22,603	2,145,251
# *	Acadia Healthcare Co., Inc.	68,394	2,038,825
# *	Addus HomeCare Corp.	2,044	197,062
*	Alexion Pharmaceuticals, Inc.	102,164	10,470,788
# *	Allscripts Healthcare Solutions, Inc.	33,823	304,407
# *	AMN Healthcare Services, Inc.	3,400	186,796
*	AngioDynamics, Inc.	14,354	118,564

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
# *	Anika Therapeutics, Inc.	14,671	$534,024
	Anthem, Inc.	504,640	138,170,432
*	Arena Pharmaceuticals, Inc.	2,796	171,646
	Becton Dickinson and Co.	409	115,068
*	Biogen, Inc.	668	183,493
*	Bio-Rad Laboratories, Inc., Class A	6,342	3,328,852
*	BioSpecifics Technologies Corp.	2,500	156,650
	Bristol-Myers Squibb Co.	298,861	17,531,186
*	Brookdale Senior Living, Inc.	106,229	294,254
*	Catalent, Inc.	16,700	1,458,578
*	Centene Corp.	102,379	6,680,230
*	Cigna Corp.	285,386	49,283,308
#	CONMED Corp.	43,239	3,568,947
	Cooper Cos., Inc. (The)	13,956	3,948,571
# *	Covetrus, Inc.	7,558	167,485
*	Cross Country Healthcare, Inc.	33,795	219,161
*	CryoLife, Inc.	17,502	339,714
# *	Cumberland Pharmaceuticals, Inc.	23,319	77,652
	CVS Health Corp.	1,510,745	95,086,290
	Danaher Corp.	375,873	76,602,917
*	DaVita, Inc.	73,290	6,404,813
	DENTSPLY SIRONA, Inc.	67,083	2,991,902
# *	Digirad Corp.	2,671	7,479
*	Elanco Animal Health, Inc.	300	7,089
*	Emergent BioSolutions, Inc.	30,178	3,357,001
#	Envista Holdings Corp.	163,737	3,580,928
# *	Enzo Biochem, Inc.	6,287	14,963
*	Exelixis, Inc.	31,444	726,042
# *	FONAR Corp.	1,460	35,945
*	Globus Medical, Inc., Class A	13,207	636,313
# *	Harvard Bioscience, Inc.	16,180	50,320
*	HMS Holdings Corp.	6,400	208,000
*	Horizon Therapeutics P.L.C.	45,000	2,753,550
	Humana, Inc.	198,071	77,732,964
*	Integer Holdings Corp.	41,672	2,740,767
# *	IntriCon Corp.	8,135	87,858
*	Jazz Pharmaceuticals P.L.C.	44,811	4,850,791
	Kewaunee Scientific Corp.	1,631	15,527
*	Laboratory Corp. of America Holdings	9,871	1,904,313
*	LHC Group, Inc.	30,318	5,915,345
# *	Ligand Pharmaceuticals, Inc.	2,168	254,046
#	Luminex Corp.	19,129	696,296
*	Magellan Health, Inc.	200	14,834
* »	MedCath Corp.	29,240	0
# *	Medpace Holdings, Inc.	800	95,480
	Medtronic P.L.C.	814,175	78,551,604
*	Meridian Bioscience, Inc.	37,500	918,375
# *	Merit Medical Systems, Inc.	27,130	1,213,254
# *	Molina Healthcare, Inc.	18,941	3,498,403
*	Mylan NV	114,871	1,850,572
*	Myriad Genetics, Inc.	1,987	23,983
	National HealthCare Corp.	6,880	408,122
*	Natus Medical, Inc.	16,198	300,959
# *	NuVasive, Inc.	4,355	248,845
# *	Omnicell, Inc.	35,405	2,488,618
*	OraSure Technologies, Inc.	69,400	1,259,610
#	Patterson Cos., Inc.	12,992	345,068
	PerkinElmer, Inc.	76,500	9,096,615
	Perrigo Co. P.L.C.	36,061	1,911,954

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Pfizer, Inc.	3,696,959	$142,258,982
*	Premier, Inc., Class A	13,070	457,058
# *	Prestige Consumer Healthcare, Inc.	111,489	4,146,276
*	Providence Service Corp. (The)	9,300	753,393
	Quest Diagnostics, Inc.	20,299	2,579,394
*	Select Medical Holdings Corp.	124,004	2,361,036
	STERIS P.L.C.	200	31,926
*	Supernus Pharmaceuticals, Inc.	523	11,645
# *	Surgalign Holdings, Inc.	63,120	177,367
*	Surmodics, Inc.	5,593	264,493
# *	Syneos Health, Inc.	37,367	2,331,327
# *	Taro Pharmaceutical Industries, Ltd.	3,478	226,105
	Teleflex, Inc.	19,840	7,402,304
	Thermo Fisher Scientific, Inc.	435,609	180,320,346
# *	Triple-S Management Corp., Class B	21,741	423,080
*	United Therapeutics Corp.	16,900	1,883,843
	UnitedHealth Group, Inc.	89,716	27,164,211
	Universal Health Services, Inc., Class B	38,927	4,278,077
# *	Vanda Pharmaceuticals, Inc.	700	7,056
*	Varex Imaging Corp.	5,400	84,672
	Zimmer Biomet Holdings, Inc.	34,405	4,639,858
TOTAL HEALTH CARE			1,104,496,638
INDUSTRIALS — (13.0%)
	AAR Corp.	35,596	612,963
#	ABM Industries, Inc.	76,400	2,742,760
	Acme United Corp.	1,030	22,320
#	Acuity Brands, Inc.	32,822	3,252,660
# *	Advanced Disposal Services, Inc.	9,007	271,651
*	AECOM	22,080	799,075
*	Aegion Corp.	38,330	591,049
*	Aerovironment, Inc.	35,065	2,684,226
	AGCO Corp.	73,273	4,808,907
#	Air Lease Corp.	74,037	1,941,250
# *	Air Transport Services Group, Inc.	21,308	519,276
	Alamo Group, Inc.	22,751	2,345,856
	Alaska Air Group, Inc.	114,992	3,960,324
	Albany International Corp., Class A	20,551	988,092
#	Allegiant Travel Co.	10,873	1,218,102
	Allied Motion Technologies, Inc.	1,458	54,967
	Altra Industrial Motion Corp.	15,484	530,017
	AMERCO	29,431	9,351,112
# *	Ameresco, Inc., Class A	981	27,154
*	American Woodmark Corp.	17,504	1,411,172
	Apogee Enterprises, Inc.	36,374	785,315
	Applied Industrial Technologies, Inc.	11,718	739,640
#	ARC Document Solutions, Inc.	20,800	20,394
	ArcBest Corp.	12,135	368,783
	Arcosa, Inc.	61,271	2,586,862
	Argan, Inc.	16,121	691,591
*	ASGN, Inc.	55,051	3,768,791
#	Astec Industries, Inc.	22,925	1,019,933
# *	Atlas Air Worldwide Holdings, Inc.	29,094	1,515,215
	AZZ, Inc.	19,600	618,968
	Barnes Group, Inc.	52,200	1,924,614
*	Beacon Roofing Supply, Inc.	32,799	1,022,017
*	BMC Stock Holdings, Inc.	52,400	1,341,440
	Brady Corp., Class A	55,500	2,551,335
*	Builders FirstSource, Inc.	28,442	673,791

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CAI International, Inc.	17,082	$293,981
	Carlisle Cos., Inc.	42,219	5,027,438
	Carrier Global Corp.	245,098	6,676,469
*	CBIZ, Inc.	39,049	944,205
*	CECO Environmental Corp.	3,773	25,279
# *	Chart Industries, Inc.	23,620	1,618,679
	Chicago Rivet & Machine Co.	700	14,864
*	CIRCOR International, Inc.	6,849	179,581
*	Clean Harbors, Inc.	40,519	2,414,932
# *	Colfax Corp.	17,646	513,146
	Columbus McKinnon Corp.	17,542	581,166
	Comfort Systems USA, Inc.	44,560	2,215,078
*	Commercial Vehicle Group, Inc.	15,404	36,045
	CompX International, Inc.	500	6,915
#	Copa Holdings SA, Class A	33,488	1,387,743
	CoreLogic, Inc.	96,545	6,580,507
*	Covenant Logistics Group, Inc.	7,080	119,298
	CRA International, Inc.	7,613	317,995
	Crane Co.	17,597	995,462
	CSW Industrials, Inc.	300	20,037
	CSX Corp.	1,008,000	71,910,720
#	Cubic Corp.	31,381	1,318,002
	Curtiss-Wright Corp.	46,353	4,130,979
	Deere & Co.	12,600	2,221,506
	Delta Air Lines, Inc.	433,135	10,815,381
	Douglas Dynamics, Inc.	30,234	1,068,772
*	Ducommun, Inc.	12,645	454,588
*	DXP Enterprises, Inc.	16,202	273,490
# *	Dycom Industries, Inc.	8,097	346,794
	Eastern Co. (The)	10,193	166,248
	Eaton Corp. P.L.C.	265,270	24,704,595
*	Echo Global Logistics, Inc.	31,380	786,540
	EMCOR Group, Inc.	63,171	4,327,213
	Encore Wire Corp.	24,066	1,207,873
#	Enerpac Tool Group Corp.	21,000	396,900
	EnerSys	44,939	3,022,597
#	Ennis, Inc.	30,835	533,445
	ESCO Technologies, Inc.	29,848	2,565,137
	Espey Manufacturing & Electronics Corp.	1,671	31,131
	Federal Signal Corp.	71,923	2,223,140
	FedEx Corp.	144,562	24,344,241
	Flowserve Corp.	52,147	1,453,337
	Fortune Brands Home & Security, Inc.	123,726	9,465,039
	Forward Air Corp.	5,747	298,787
*	Franklin Covey Co.	3,046	55,102
	Franklin Electric Co., Inc.	21,158	1,143,590
# *	FTI Consulting, Inc.	43,936	5,247,716
#	GATX Corp.	65,445	3,991,491
*	Gencor Industries, Inc.	13,149	157,394
*	Gibraltar Industries, Inc.	34,903	1,805,183
*	Goldfield Corp. (The)	4,304	16,743
	Gorman-Rupp Co. (The)	22,062	667,596
*	GP Strategies Corp.	18,583	138,072
*	Great Lakes Dredge & Dock Corp.	69,820	583,695
#	Greenbrier Cos., Inc. (The)	23,651	608,540
#	Griffon Corp.	40,152	918,276
#	Hawaiian Holdings, Inc.	35,522	422,357
	Heartland Express, Inc.	13,705	278,006
	Heidrick & Struggles International, Inc.	18,634	376,966

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Herc Holdings, Inc.	1,679	$56,314
*	Heritage-Crystal Clean, Inc.	7,665	106,773
	Herman Miller, Inc.	23,686	554,963
*	Hertz Global Holdings, Inc.	50,225	72,826
	Hillenbrand, Inc.	15,748	460,314
*	Houston Wire & Cable Co.	9,200	23,092
	Howmet Aerospace, Inc.	222,905	3,294,536
*	Hub Group, Inc., Class A	1,944	102,838
	Hubbell, Inc.	17,724	2,392,208
	Hurco Cos., Inc.	7,910	219,423
*	Huron Consulting Group, Inc.	18,104	863,923
	Hyster-Yale Materials Handling, Inc.	12,246	456,898
*	IAA, Inc.	18,100	784,635
	ICF International, Inc.	31,660	2,140,533
*	Ingersoll Rand, Inc.	193,247	6,104,673
*	InnerWorkings, Inc.	11,981	32,948
	Insteel Industries, Inc.	17,578	327,654
	Interface, Inc.	9,774	77,997
	ITT, Inc.	92,819	5,358,441
*	JELD-WEN Holding, Inc.	4,547	89,121
*	JetBlue Airways Corp.	324,893	3,359,394
#	Kadant, Inc.	10,486	1,137,836
	Kaman Corp.	21,087	832,726
#	KAR Auction Services, Inc.	18,100	273,853
	Kennametal, Inc.	49,746	1,341,152
	Kimball International, Inc., Class B	38,632	422,634
#	Knight-Swift Transportation Holdings, Inc.	84,110	3,657,944
	Knoll, Inc.	8,100	94,851
	Korn Ferry	63,010	1,770,581
*	Kratos Defense & Security Solutions, Inc.	2,711	48,825
	L3Harris Technologies, Inc.	127,356	21,437,835
*	Lawson Products, Inc.	8,847	264,348
*	LB Foster Co., Class A	4,904	68,950
	LSI Industries, Inc.	15,841	92,828
# *	Lydall, Inc.	15,605	252,801
	Macquarie Infrastructure Corp.	16,662	499,194
	ManpowerGroup, Inc.	57,319	3,942,974
	Marten Transport, Ltd.	79,636	2,119,910
*	Masonite International Corp.	19,500	1,644,825
# *	MasTec, Inc.	63,539	2,527,581
	Matson, Inc.	62,316	2,269,549
	Matthews International Corp., Class A	7,200	155,520
	McGrath RentCorp	22,452	1,302,665
*	Mercury Systems, Inc.	2,055	159,119
# *	Middleby Corp. (The)	6,600	548,196
	Miller Industries, Inc.	20,099	569,807
	Moog, Inc., Class A	35,839	1,925,271
# *	MRC Global, Inc.	97,164	578,126
	MSC Industrial Direct Co., Inc., Class A	3,500	231,035
	Mueller Industries, Inc.	44,012	1,230,575
	Mueller Water Products, Inc., Class A	72,387	732,556
*	MYR Group, Inc.	19,582	718,072
	National Presto Industries, Inc.	5,471	467,169
	Nielsen Holdings P.L.C.	17,000	245,310
	NL Industries, Inc.	100	366
#	NN, Inc.	9,957	52,374
	Norfolk Southern Corp.	545,229	104,798,466
*	Northwest Pipe Co.	5,286	131,357
	nVent Electric P.L.C.	141,034	2,561,177

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Oshkosh Corp.	76,335	$6,009,091
	Owens Corning	149,300	9,028,171
	PACCAR, Inc.	165,276	14,061,682
*	PAM Transportation Services, Inc.	6,449	180,959
#	Park Aerospace Corp.	9,330	100,577
#	Park-Ohio Holdings Corp.	2,542	36,656
	Patrick Industries, Inc.	13,200	844,140
	Pentair P.L.C.	75,472	3,233,975
*	Perma-Pipe International Holdings, Inc.	8,900	52,599
*	PGT Innovations, Inc.	49,980	853,159
	Powell Industries, Inc.	5,719	151,839
	Preformed Line Products Co.	400	19,704
	Primoris Services Corp.	34,000	545,020
#	Quad/Graphics, Inc.	6,491	20,187
	Quanex Building Products Corp.	30,731	431,771
	Quanta Services, Inc.	168,307	6,727,231
*	Radiant Logistics, Inc.	42,044	178,687
	Raytheon Technologies Corp.	266,443	15,101,989
*	RCM Technologies, Inc.	15,245	23,325
	Regal Beloit Corp.	22,880	2,104,274
	Republic Services, Inc.	429,755	37,496,124
# *	Resideo Technologies, Inc.	10,125	134,460
#	Resources Connection, Inc.	31,255	353,181
	Rexnord Corp.	66,378	1,922,971
	Rush Enterprises, Inc., Class A	33,503	1,594,073
	Rush Enterprises, Inc., Class B	18,522	737,176
	Ryder System, Inc.	89,844	3,290,986
# *	Saia, Inc.	29,325	3,502,871
	Schneider National, Inc., Class B	9,398	236,172
*	Sensata Technologies Holding P.L.C.	88,061	3,344,557
#	Shyft Group, Inc. (The)	33,020	623,418
*	SIFCO Industries, Inc.	4,527	17,248
	Simpson Manufacturing Co., Inc.	37,725	3,642,726
	SkyWest, Inc.	57,460	1,511,773
#	Snap-on, Inc.	38,115	5,559,835
	Southwest Airlines Co.	531,263	16,410,714
# *	Spirit Airlines, Inc.	63,489	1,003,761
# *	SPX FLOW, Inc.	15,945	639,076
	Standex International Corp.	22,341	1,196,361
	Stanley Black & Decker, Inc.	129,900	19,916,268
	Steelcase, Inc., Class A	100,669	1,080,178
# *	Stericycle, Inc.	33,600	2,030,616
*	Sterling Construction Co., Inc.	29,900	307,970
#	Terex Corp.	42,936	809,344
	Tetra Tech, Inc.	57,122	5,063,865
# *	Textainer Group Holdings, Ltd.	10,800	91,152
	Textron, Inc.	77,944	2,723,363
*	Thermon Group Holdings, Inc.	5,700	77,235
	Timken Co. (The)	40,125	1,832,107
	Titan International, Inc.	18,000	26,820
*	Titan Machinery, Inc.	17,783	193,212
	Trane Technologies P.L.C.	213,109	23,840,504
*	Transcat, Inc.	7,700	214,830
*	TriMas Corp.	10,200	238,680
#	Trinity Industries, Inc.	120,734	2,357,935
	Triton International, Ltd.	28,853	908,004
*	Twin Disc, Inc.	6,900	40,434
	UFP Industries, Inc.	95,400	5,554,188
*	Ultralife Corp.	3,309	23,494

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	UniFirst Corp.	18,705	$3,488,108
	Union Pacific Corp.	295,838	51,283,517
*	United Airlines Holdings, Inc.	138,905	4,358,839
*	United Rentals, Inc.	51,618	8,019,889
*	Univar Solutions, Inc.	77,916	1,376,776
# *	USA Truck, Inc.	7,482	73,099
	Valmont Industries, Inc.	10,420	1,262,904
*	Vectrus, Inc.	11,269	495,723
*	Veritiv Corp.	9,937	152,135
#	Viad Corp.	23,193	335,371
*	Virco Manufacturing Corp.	12,601	27,974
	VSE Corp.	6,244	175,644
#	Wabash National Corp.	23,800	271,082
	Watts Water Technologies, Inc., Class A	29,209	2,450,343
	Werner Enterprises, Inc.	51,539	2,266,943
*	WESCO International, Inc.	55,106	2,141,970
# *	Willdan Group, Inc.	7,100	175,086
# *	Willis Lease Finance Corp.	6,713	130,903
*	WillScot Mobile Mini Holdings Corp.	130,978	1,972,529
#	Woodward, Inc.	14,712	1,102,517
# *	XPO Logistics, Inc.	103,005	7,727,435
TOTAL INDUSTRIALS			759,736,991
INFORMATION TECHNOLOGY — (9.3%)
*	ACI Worldwide, Inc.	2,971	79,593
# *	Advanced Energy Industries, Inc.	3,570	262,645
*	Agilysys, Inc.	3,000	62,880
*	Alithya Group, Inc., Class A	11,334	18,248
	Alliance Data Systems Corp.	4,964	220,203
# *	Alpha & Omega Semiconductor, Ltd.	20,661	224,998
	Amdocs, Ltd.	99,072	6,152,371
# *	Amkor Technology, Inc.	1,400	19,033
	Analog Devices, Inc.	24,652	2,831,282
*	Arrow Electronics, Inc.	171,470	12,280,681
	AstroNova, Inc.	6,285	43,241
	Avnet, Inc.	27,420	732,662
*	Aware, Inc.	14,326	42,548
*	Axcelis Technologies, Inc.	31,733	933,585
*	AXT, Inc.	24,921	119,372
	Bel Fuse, Inc., Class A	3,574	41,101
	Bel Fuse, Inc., Class B	9,416	114,875
	Belden, Inc.	2,684	84,814
	Benchmark Electronics, Inc.	62,063	1,263,603
#	Brooks Automation, Inc.	52,147	2,839,404
	Cabot Microelectronics Corp.	13,809	2,081,292
*	CACI International, Inc., Class A	27,304	5,674,317
# *	CalAmp Corp.	20,602	162,344
*	Calix, Inc.	5,463	112,046
# *	Cardtronics P.L.C., Class A	13,293	296,833
#	Cerence, Inc.	24,487	971,154
*	Ciena Corp.	133,800	7,962,438
*	Cirrus Logic, Inc.	66,501	4,557,314
*	Coherent, Inc.	14,758	2,048,853
	Cohu, Inc.	20,008	376,751
# *	CommScope Holding Co., Inc.	103,267	958,318
#	Comtech Telecommunications Corp.	15,569	255,643
*	Conduent, Inc.	481	919
	Corning, Inc.	785,955	24,364,605
# *	Cree, Inc.	13,400	923,528

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CSP, Inc.	2,414	$17,960
	CTS Corp.	66,936	1,329,349
# *	CyberOptics Corp.	3,281	129,107
#	Daktronics, Inc.	40,433	168,606
# *	Digi International, Inc.	25,438	308,309
# *	Diodes, Inc.	48,570	2,498,926
*	DSP Group, Inc.	46,713	693,688
	DXC Technology Co.	228,936	4,100,244
*	EchoStar Corp., Class A	23,551	642,942
*	EMCORE Corp.	744	2,604
*	ePlus, Inc.	17,490	1,303,705
*	Fabrinet	41,355	3,003,614
	Fidelity National Information Services, Inc.	198,899	29,100,913
# *	First Solar, Inc.	30,266	1,802,340
*	Flex, Ltd.	467,295	5,369,220
	FLIR Systems, Inc.	27,487	1,145,108
*	FormFactor, Inc.	83,395	2,405,112
*	Frequency Electronics, Inc.	7,390	77,373
	Global Payments, Inc.	76,846	13,680,125
*	GSI Technology, Inc.	2,491	14,249
	Hackett Group, Inc. (The)	18,000	248,220
# *	Harmonic, Inc.	82,383	459,697
	Hewlett Packard Enterprise Co.	894,616	8,829,860
*	Ichor Holdings, Ltd.	14,000	459,480
# *	II-VI, Inc.	548	27,795
# *	Insight Enterprises, Inc.	42,100	2,098,264
	Intel Corp.	4,073,898	194,447,152
#	InterDigital, Inc.	21,111	1,267,082
*	Itron, Inc.	25,301	1,759,938
	Jabil, Inc.	156,633	5,460,226
	Juniper Networks, Inc.	195,414	4,959,607
#	KBR, Inc.	136,686	3,039,897
*	Key Tronic Corp.	17,623	119,308
*	Kimball Electronics, Inc.	23,443	311,323
*	Knowles Corp.	99,915	1,524,703
	Kulicke & Soffa Industries, Inc.	74,988	1,777,216
*	KVH Industries, Inc.	13,696	111,212
# *	Lattice Semiconductor Corp.	22,597	702,541
# *	Limelight Networks, Inc.	52,504	329,200
	Littelfuse, Inc.	6,880	1,222,232
*	LiveRamp Holdings, Inc.	7,769	354,033
	LogMeIn, Inc.	20,208	1,734,048
# *	Lumentum Holdings, Inc.	51,495	4,780,281
	ManTech International Corp., Class A	30,048	2,090,740
	Marvell Technology Group, Ltd.	166,418	6,069,264
	Methode Electronics, Inc.	72,016	2,030,851
*	Micron Technology, Inc.	878,203	43,958,451
	MKS Instruments, Inc.	62,405	7,952,893
	MTS Systems Corp.	20,700	383,985
# *	NETGEAR, Inc.	26,028	800,361
# *	Nuance Communications, Inc.	195,900	5,357,865
*	ON Semiconductor Corp.	379,816	7,824,210
*	Onto Innovation, Inc.	46,997	1,777,427
# *	Optical Cable Corp.	10,474	25,138
*	OSI Systems, Inc.	19,200	1,362,432
# *	PAR Technology Corp.	7,146	219,811
#	PC Connection, Inc.	35,467	1,549,908
*	Perceptron, Inc.	1,300	5,460
*	Perficient, Inc.	28,300	1,109,643

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Perspecta, Inc.	114,468	$2,449,615
*	Photronics, Inc.	79,712	946,979
*	Plexus Corp.	35,152	2,611,442
*	Qorvo, Inc.	95,832	12,280,871
*	Rambus, Inc.	9,315	137,489
	Richardson Electronics, Ltd.	15,464	66,959
# *	Rogers Corp.	10,243	1,220,863
*	Sanmina Corp.	39,846	1,182,629
*	ScanSource, Inc.	21,541	494,366
	Science Applications International Corp.	30,919	2,472,902
	SS&C Technologies Holdings, Inc.	51,586	2,966,195
*	Sykes Enterprises, Inc.	21,292	584,678
# *	Synaptics, Inc.	38,700	3,096,774
	SYNNEX Corp.	55,899	6,972,841
	TE Connectivity, Ltd.	197,255	17,569,503
	TESSCO Technologies, Inc.	8,689	53,524
# *	TTM Technologies, Inc.	72,684	894,740
# *	Ultra Clean Holdings, Inc.	39,982	1,203,058
*	Verint Systems, Inc.	44,826	2,012,239
# *	ViaSat, Inc.	22,743	863,324
*	Viavi Solutions, Inc.	16,203	224,087
*	Virtusa Corp.	30,064	1,220,598
	Vishay Intertechnology, Inc.	151,731	2,380,659
*	Vishay Precision Group, Inc.	16,480	419,416
	Western Digital Corp.	215,907	9,305,592
*	Xerox Holdings Corp.	128,558	2,140,491
	Xperi Holding Corp.	63,080	1,163,195
TOTAL INFORMATION TECHNOLOGY			542,383,771
MATERIALS — (3.4%)
*	AdvanSix, Inc.	19,500	242,775
	Albemarle Corp.	92,334	7,613,862
*	Alcoa Corp.	43,626	567,138
# *	Allegheny Technologies, Inc.	44,120	383,403
# *	Amcor, P.L.C.	213,649	2,200,585
*	Arconic Corp.	64,458	1,050,021
	Ashland Global Holdings, Inc.	112,560	8,496,029
	Avient Corp.	1,985	47,441
*	Berry Global Group, Inc.	8,100	404,919
	Boise Cascade Co.	43,464	2,024,988
	Cabot Corp.	46,280	1,688,294
	Carpenter Technology Corp.	52,999	1,185,058
*	Century Aluminum Co.	2,522	21,967
#	Chemours Co. (The)	7,630	141,384
*	Clearwater Paper Corp.	895	33,043
	Commercial Metals Co.	88,897	1,838,390
#	Compass Minerals International, Inc.	3,757	191,382
*	Core Molding Technologies, Inc.	11,847	54,496
*	Corteva, Inc.	3,686	105,272
	Domtar Corp.	46,407	974,083
*	Dow, Inc.	163,118	6,697,625
	DuPont de Nemours, Inc.	3,686	197,127
	Eastman Chemical Co.	62,099	4,634,448
*	Element Solutions, Inc.	90,367	981,386
	Friedman Industries, Inc.	3,048	15,301
	FutureFuel Corp.	6,104	80,451
#	Gold Resource Corp.	53,300	233,987
	Graphic Packaging Holding Co.	204,980	2,857,421
	Greif, Inc., Class A	21,053	732,434

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc., Class B	400	$15,716
	Hawkins, Inc.	10,809	556,988
	Haynes International, Inc.	10,047	184,463
#	HB Fuller Co.	57,208	2,593,811
	Hecla Mining Co.	73,348	404,881
	Huntsman Corp.	219,652	4,063,562
	Innospec, Inc.	24,133	1,814,078
	International Flavors & Fragrances, Inc.	12,728	1,603,092
	International Paper Co.	237,550	8,264,364
	Kaiser Aluminum Corp.	27,181	1,683,863
*	Kraton Corp.	18,082	237,778
#	Kronos Worldwide, Inc.	2,217	24,919
	Linde P.L.C.	47,639	11,676,795
	Louisiana-Pacific Corp.	173,457	5,493,383
*	LSB Industries, Inc.	1,758	1,846
	LyondellBasell Industries NV, Class A	23,284	1,455,716
	Martin Marietta Materials, Inc.	23,633	4,896,285
	Materion Corp.	19,190	1,101,890
	Mercer International, Inc.	21,725	161,851
	Minerals Technologies, Inc.	34,280	1,607,046
	Myers Industries, Inc.	22,700	341,862
	Neenah, Inc.	7,684	342,783
	Newmont Corp.	502,635	34,782,342
	Northern Technologies International Corp.	6,070	52,384
	Nucor Corp.	164,456	6,898,929
#	Olin Corp.	186,712	2,098,643
	Olympic Steel, Inc.	9,986	105,652
	Packaging Corp. of America	15,471	1,487,073
	PH Glatfelter Co.	43,300	689,769
*	PQ Group Holdings, Inc.	2,829	34,712
	Rayonier Advanced Materials, Inc.	3,100	9,021
	Reliance Steel & Aluminum Co.	93,801	9,216,886
*	Resolute Forest Products, Inc.	46,500	140,895
	Royal Gold, Inc.	28,500	3,988,005
*	Ryerson Holding Corp.	10,600	59,678
#	Schnitzer Steel Industries, Inc., Class A	400	7,360
	Schweitzer-Mauduit International, Inc.	31,500	1,024,695
	Sensient Technologies Corp.	38,101	1,989,253
	Silgan Holdings, Inc.	5,100	195,075
	Sonoco Products Co.	80,873	4,184,369
	Steel Dynamics, Inc.	215,469	5,906,005
	Stepan Co.	22,152	2,418,998
*	Summit Materials, Inc., Class A	95,498	1,405,731
# *	Synalloy Corp.	949	6,738
# *	TimkenSteel Corp.	20,188	74,090
*	Trecora Resources	10,776	61,962
	Tredegar Corp.	26,545	421,535
#	Trinseo SA	39,519	857,562
# *	Tronox Holdings P.L.C., Class A	64,513	491,589
*	UFP Technologies, Inc.	339	14,624
	United States Lime & Minerals, Inc.	2,500	225,525
*	Universal Stainless & Alloy Products, Inc.	6,269	45,074
# *	US Concrete, Inc.	4,591	113,949
	Valvoline, Inc.	204,538	4,197,120
	Verso Corp., Class A	2,361	28,828
	Vulcan Materials Co.	58,246	6,839,245
#	Westlake Chemical Corp.	158,152	8,619,284
	WestRock Co.	162,029	4,352,099

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Worthington Industries, Inc.	47,320	$1,770,714
TOTAL MATERIALS			199,037,095
REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	89,249	3,909,999
#	Griffin Industrial Realty, Inc.	1,500	73,800
	Jones Lang LaSalle, Inc.	40,739	4,029,494
#	Kennedy-Wilson Holdings, Inc.	96,704	1,435,087
	Newmark Group, Inc., Class A	28,647	116,593
*	Rafael Holdings, Inc., Class B	550	7,684
	RE/MAX Holdings, Inc., Class A	3,800	123,006
# *	St Joe Co. (The)	40,700	838,827
*	Stratus Properties, Inc.	3,069	58,618
TOTAL REAL ESTATE			10,593,108
UTILITIES — (0.1%)
	MDU Resources Group, Inc.	134,867	2,829,510
	New Jersey Resources Corp.	46,254	1,436,649
	NRG Energy, Inc.	55,469	1,875,407
#	Ormat Technologies, Inc.	21,734	1,293,173
	Vistra Corp.	26,700	498,222
TOTAL UTILITIES			7,932,961
TOTAL COMMON STOCKS			5,738,137,874
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
# * »	Parker Drilling Co. Warrants 09/16/2024	710	0
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
#	WESCO International, Inc.	11,314	306,836
TOTAL INVESTMENT SECURITIES (Cost $3,283,597,741)			5,738,444,710

SECURITIES LENDING COLLATERAL — (2.1%)
@ §	The DFA Short Term Investment Fund	10,659,142	123,336,938
TOTAL INVESTMENTS — (100.0%)
(Cost $3,406,924,189)^^			$5,861,781,648

P.L.C.	Public Limited Company
SA	Special Assessment

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
Summary of the Series' investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$913,737,869	—	—	$913,737,869
Consumer Discretionary	358,572,496	$2,363	—	358,574,859
Consumer Staples	429,240,516	—	—	429,240,516
Energy	372,199,994	—	—	372,199,994
Financials	1,040,199,890	4,182	—	1,040,204,072
Health Care	1,104,496,638	—	—	1,104,496,638
Industrials	759,736,991	—	—	759,736,991
Information Technology	542,383,771	—	—	542,383,771
Materials	199,037,095	—	—	199,037,095
Real Estate	10,593,108	—	—	10,593,108
Utilities	7,932,961	—	—	7,932,961
Preferred Stocks
Industrials	306,836	—	—	306,836
Securities Lending Collateral	—	123,336,938	—	123,336,938
TOTAL	$5,738,438,165	$123,343,483	—	$5,861,781,648

ORGANIZATION
The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2020, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series) including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series:
2.    FUTURES CONTRACTS: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At July 31, 2020, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$19,049,478
The DFA International Value Series	11,889,275
The Emerging Markets Series	4,262,479
The Tax-Managed U.S. Marketwide Value Series	3,406,924

RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.
In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.
Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.
The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations about the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, this could have a detrimental impact on returns in the near term.